Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (3.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,085
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,058
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,276
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,009
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,372
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,557
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,106
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,452
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,373
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,094
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,090
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	816
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	11,000	11,296
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	38,316
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,552
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,221
[1]	Athens AL Water & Sewer Revenue Water Revenue	4.000%	5/1/44	1,560	1,550
	Auburn AL GO	5.000%	8/1/39	2,000	2,217
	Auburn AL GO	5.000%	8/1/41	2,540	2,790
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,456
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,762
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,609
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,069
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	934
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	414
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	357
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	508
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	405
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	403
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	602
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,154
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	432
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	1,001
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,241
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,216
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,585
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,928
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,275
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,763
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,681
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,218
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	83,395	83,786
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,781
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	90,075	95,818
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	100,155	100,074
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	72,980	73,240
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,512
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,970
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	61,850	62,140
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	108,600	113,494
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.960%	10/1/52	71,250	69,880
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	43,865	44,207
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,262
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	127,135	135,053
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	37,590	40,391
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	19,025	20,639
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT	1.000%	7/1/31	98,510	105,082
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	10,490	10,626
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	63,666

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	87,110	95,323
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	514
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	536
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	461
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,529
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,651
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	16,208
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	55,925
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	98,815	106,919
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/40	1,405	1,535
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/42	1,040	1,126
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/43	1,100	1,185
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/44	1,160	1,246
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/44	900	969
	Hoover AL GO	5.000%	3/1/41	4,850	5,430
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,536
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	527
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,049
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	525
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,082
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,050
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,955
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,072
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,095
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,551
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,367
	Huntsville AL GO	5.000%	5/1/25	2,535	2,573
	Huntsville AL GO	5.000%	5/1/26	2,660	2,756
	Huntsville AL GO	5.000%	5/1/34	3,515	3,703
	Huntsville AL GO	5.000%	5/1/35	3,690	3,884
	Huntsville AL GO	5.000%	5/1/35	3,000	3,158
	Huntsville AL GO	5.000%	5/1/36	3,875	4,073
	Huntsville AL GO	5.000%	5/1/36	4,330	4,551
	Huntsville AL GO	5.000%	5/1/36	5,055	5,462
	Huntsville AL GO	5.000%	5/1/37	4,070	4,275
	Huntsville AL GO	5.000%	5/1/37	3,050	3,203
	Huntsville AL GO	5.000%	5/1/37	5,055	5,452
	Huntsville AL GO	5.000%	5/1/38	2,270	2,380
	Huntsville AL GO	5.000%	3/1/41	2,250	2,531
	Huntsville AL GO	5.000%	3/1/42	845	944
	Huntsville AL GO	5.000%	3/1/42	4,020	4,493
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,522
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,679
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,547
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,474
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,578
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,354
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,542
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,570
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	24,516
[5,6]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.640%	8/1/24	46,090	46,090
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,714
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,733
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,025
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,067
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,569
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/39	1,000	1,128
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/40	1,435	1,606
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/41	1,800	1,996
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/42	1,670	1,844
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,721
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,757
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,994
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,652

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,528
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,872
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,178
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,937
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,418
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,063
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	16,777
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,276
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,356
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,365
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,283
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,412
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	4,909
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,721
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,271
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,360
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,668
	Jefferson County AL Sewer Revenue	5.000%	10/1/37	6,000	6,656
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	4,000	4,409
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	8,500	9,325
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,217
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,208
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	12,349
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	11,225
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	10,600	11,568
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	14,130	15,381
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,604
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,663
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	83,235
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	6,510	6,508
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	4,215	4,240
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,604
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,670
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,560
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,070
	Montgomery AL GO	3.000%	12/1/33	4,780	4,518
	Montgomery AL GO	3.000%	12/1/34	3,415	3,209
	Montgomery AL GO	3.000%	12/1/35	1,500	1,397
	Montgomery AL GO	4.000%	12/1/35	500	513
	Montgomery AL GO	3.000%	12/1/37	1,000	913
	Montgomery AL GO	3.000%	12/1/38	1,000	899
	Montgomery AL GO	3.000%	12/1/39	1,000	889
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	209
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	309
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	208
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	150
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	223
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	432
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,114
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,057
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,773
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,077
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,339
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,567
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,828
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,062
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,323
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	114,310	123,087
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/31	4,365	4,536
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/31	2,665	2,775
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	35,945	38,274
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	12/1/31	455	449
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	25,540	25,738
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	35,101
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	13,785	14,401
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	131,725	139,864
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,672
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,650

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,088
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,562
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,109
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	870
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	649
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,070
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,113
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,069
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/37	2,230	2,013
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/38	2,340	2,076
	University of Alabama College & University Revenue	3.000%	7/1/36	8,580	7,664
	University of Alabama College & University Revenue	3.000%	7/1/37	5,840	5,175
	University of Alabama College & University Revenue	3.000%	7/1/37	4,825	4,275
	University of Alabama College & University Revenue	3.000%	7/1/38	9,520	8,308
[1]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,734
[1]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,109
[1]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	797
[1]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,399
[1]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	577
[1]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,154
[1]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	438
[1]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	463
[1]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,153
[1]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,308
[1]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,414
[1]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,007
[1]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,025
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	7,825	7,842
					2,502,249
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,692
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,092
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,229
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	268
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,537
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,535
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,192
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,066
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,157
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	991
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,252
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,017
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,040
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	959
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,054
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,463
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,790
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	508
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,361
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,241
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,047
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	888
[5]	Alaska Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.230%	8/1/24	6,750	6,750
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,390
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,365
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,528
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,672
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,098
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,197
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,644
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,171
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,170
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,612
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,268
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,089
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	764
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,301
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,057
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,043

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	1,007
	North Slope Borough AK GO	5.000%	6/30/27	900	953
	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,095
	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,265
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,075
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	864
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,791
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,126
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,835
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,542
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,234
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	2,014
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,501
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,108
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,250	3,194
					132,102
Arizona (1.7%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	3,660	3,723
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,860	1,892
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	840	883
	Arizona Board of Regents College & University Revenue	5.000%	7/1/30	715	715
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	725	736
	Arizona Board of Regents College & University Revenue	5.000%	7/1/32	895	909
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	700	711
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	750	750
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,000	1,016
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	750	750
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,250	1,312
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	605	614
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	750	750
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,280	1,342
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,000	1,000
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,500	1,568
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/42	1,000	1,126
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/44	2,300	2,567
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/45	3,000	3,336
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,080
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,314
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,339
	Arizona COP, ETM	5.000%	10/1/29	17,350	19,252
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,540
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,500
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	5,339
[7,8]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	9,000	11,246
[9]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	13,662
[9]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	13,505
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	3,949
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,429
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,069
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,280
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	928
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	776
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,091
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,144
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,013
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,126
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	602
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	1,036
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	841
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	849
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,410
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	919
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,928
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/33	515	525
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/38	300	306
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/39	1,000	1,013
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/43	275	281
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	460	458
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/30	450	443

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/40	830	839
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	134
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	681
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	698
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	709
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	730
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	739
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	770
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	776
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,574
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,605
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	325	333
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	174
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	164
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	195
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	205
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	215
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	225
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	230
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	240
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	661
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/41	1,390	1,337
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	57
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	63
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	69
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	75
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	75
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	475	509
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	337
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	336
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,100
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	308
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	476
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects)	5.750%	7/15/38	2,060	2,110
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadas Loan Canyon Projects)	4.000%	7/15/30	755	751
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	450
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	351
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	215
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	322
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	452
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	226
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	356
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,240
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	446
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,216
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,120
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	762
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,518
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,751
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,527
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,664
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,855
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,861
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,200
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,070
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,175
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,987
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,490
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,163
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	5,235	5,885
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,000	4,094
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/27	400	419
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/28	325	346
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/29	700	756

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/31	325	348
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/32	325	345
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/33	350	371
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/34	250	255
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/35	530	560
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/36	555	586
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/37	775	817
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/38	650	683
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/39	500	503
[5,6]	Arizona IDA Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	7,621	7,621
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.270%	8/1/24	41,900	41,900
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	60
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	198
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	104
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	280
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	325
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	240
[5,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	39
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,627
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,400
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,919
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,712
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,672
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,234
[5,6]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	11,300	11,300
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,179
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	753
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	386
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,119
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,938
	Chandler AZ GO	5.000%	7/1/25	15,625	15,918
	Chandler AZ GO	5.000%	7/1/26	10,725	11,143
	Chandler AZ GO	5.000%	7/1/27	5,800	6,147
	Chandler AZ GO	5.000%	7/1/28	8,800	9,504
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,820	18,047
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	379
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	8,380	8,380
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	30,545	30,545
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	9,325	9,325
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	7,845	7,845
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	16,530	16,530
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	1,860	1,888
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	19,225
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,699
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/29	2,500	2,639
	Glendale AZ GO	4.000%	7/1/41	1,920	1,945
	Glendale AZ GO	4.000%	7/1/42	2,000	2,019
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,894
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,521
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,803
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,519
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/28	255	259
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/38	600	610
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	113
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	155
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	432
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	269
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	215
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	268
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	240
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,181
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/38	1,385	1,479

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,763
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/35	1,100	1,113
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Programs)	4.250%	7/1/44	3,000	2,896
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/34	500	500
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	750	779
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	2,500	2,582
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/40	5,575	5,314
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,415
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,634
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,122
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,363
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,094
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,755
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,184
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,056
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,359
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	860
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	704
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,651
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,730	3,037
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,663
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	746
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,360	1,498
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,645	2,893
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,154
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,400	2,610
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,880	2,035
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,150	2,316
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,557
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	9,100
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	20,876
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,360	2,391
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,481
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,930	8,374
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,355
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,459
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,053
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,718
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,623
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,980
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,194
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,898
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	341
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	290
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	441
	Mesa AZ GO	5.000%	7/1/28	2,690	2,904
	Mesa AZ GO	5.000%	7/1/29	2,825	3,105
	Mesa AZ GO	5.000%	7/1/39	2,500	2,847
	Mesa AZ GO	5.000%	7/1/40	4,835	5,472
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	5,008
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,195
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,366
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,636
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,564
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,437
[5]	Phoenix City IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/36	7,540	7,674
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,861
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,612
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,097
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	13,163
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,938
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,227
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,700
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,302
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,654
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,145
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,706
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,391
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,989
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	6,845	6,946

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,753
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,819
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,282
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,090
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	25,651
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,357
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,371
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,457
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	9,054
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,321
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,922
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	9,003
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,163
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,391
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	3,131
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	2,500	2,546
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,830
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,698
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,748
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/43	13,115	14,786
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	3,115	3,347
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	14,466
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	11,775	13,226
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	385
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	257
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	373
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	255
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	729
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	726
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	310
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	697
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	820
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,335
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	380	375
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	1,510	1,489
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/31	395	388
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/34	2,470	2,484
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/39	1,310	1,311
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,985	1,753
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	883
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,375
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,344
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,467
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/39	800	904
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/40	1,125	1,259
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/41	1,000	1,115
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/42	1,200	1,332
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/43	1,200	1,326
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/45	1,130	1,119
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,257
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,285
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,322
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,021
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,909
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,409
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,969
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,754
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,662
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	3,520	3,743
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,533
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,530
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,081
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	285
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	16,375	18,069
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/38	4,845	4,950

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/42	4,460	4,518
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,864
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,844
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,116
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,116
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,293
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,062
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,260
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,251
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,011
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,501
					1,271,194
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,524
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,810	1,920
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,606
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,565
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,044
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,285
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,162
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,281
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,377
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,903
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,437
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,276
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,071
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,427
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,111
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,322
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,615
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,644
	El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,130
	El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,231
	El Dorado Special School District No. 15 GO	5.000%	2/1/39	2,215	2,330
	El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,439
	El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,553
	El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,676
[1]	Little Rock School District GO	2.000%	2/1/39	8,420	6,054
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	209
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	196
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,096
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,406
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,897
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,109
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,775
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,321
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,550
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,900
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,191
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	584
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	626
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,500
					78,343
California (8.3%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,052
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,496
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	796
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	637
	ABC Unified School District GO	3.000%	8/1/41	2,710	2,351
[11]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	5,000	5,772
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,664
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	775
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,161
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,883
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,908
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	834
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	620
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	675
[2,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/37	1,700	1,310

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,764
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/32	2,380	2,745
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	2,350	2,746
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,587
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	2,350	2,783
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	40,512
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,077
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,060	3,438
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,295	3,683
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	2,825	3,140
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	63,753
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,660	18,532
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	53,020
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	34,280	33,787
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,292
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,418
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,800
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	7,410	8,259
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	4,180	4,371
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	4,395	4,714
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	46,655	47,123
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	27,420	28,945
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	96,990	102,922
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	70,000	75,292
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	60,275	66,368
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	131,445	140,893
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	96,000	103,814
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,859
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	142,098
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	48,935	49,424
[5,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.000%	8/1/24	6,665	6,665
[5,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.150%	8/1/24	4,200	4,200
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	7,716
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	633
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	541
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,845
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,058
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,112
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,711
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,875
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,528
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,124
[9]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,801
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	7,685	9,395
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,205	11,253
	California GO	5.000%	4/1/26	25,605	26,510
	California GO	5.000%	9/1/26	5,355	5,586
	California GO	5.000%	10/1/26	10,000	10,450
	California GO	5.000%	4/1/27	42,620	44,981
	California GO	5.000%	4/1/27	13,085	13,810
	California GO	3.500%	8/1/27	21,000	21,312
	California GO	5.000%	10/1/27	1,025	1,093
	California GO	5.000%	10/1/27	24,000	25,583
	California GO	5.000%	4/1/28	13,190	14,194
	California GO	5.000%	9/1/28	10,000	10,845
	California GO	5.000%	10/1/28	5,350	5,811
	California GO	5.000%	11/1/28	7,770	8,244
	California GO	5.000%	12/1/28	9,635	10,498
	California GO	5.000%	4/1/29	6,575	7,202
	California GO	5.000%	4/1/29	15,215	16,665
	California GO	5.000%	9/1/29	7,030	7,294
	California GO	5.000%	9/1/29	10,000	11,045
	California GO	5.000%	9/1/29	47,945	52,955
	California GO	5.000%	10/1/29	10,000	10,027
	California GO	5.000%	10/1/29	16,900	18,692
	California GO	5.000%	11/1/29	5,000	5,538
	California GO	5.000%	4/1/30	6,320	7,041
	California GO	5.000%	4/1/30	1,700	1,894
	California GO	4.000%	8/1/30	12,400	12,574
	California GO	5.000%	8/1/30	15,000	15,534

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/30	5,000	5,608
	California GO	5.000%	9/1/30	29,910	33,548
	California GO	5.000%	10/1/30	1,485	1,668
	California GO	5.000%	10/1/30	3,275	3,678
	California GO	3.500%	12/1/30	7,500	7,480
	California GO	5.000%	4/1/31	10,640	12,044
	California GO	5.000%	9/1/31	32,920	37,502
	California GO	5.000%	10/1/31	24,000	24,063
	California GO	5.000%	10/1/31	3,645	4,157
	California GO	5.000%	11/1/31	10,000	10,563
	California GO	5.000%	4/1/32	26,035	28,279
	California GO	5.000%	4/1/32	5,855	6,709
[1]	California GO	5.250%	8/1/32	5,560	6,405
	California GO	5.000%	9/1/32	5,500	6,339
	California GO	4.000%	11/1/32	4,805	4,916
	California GO	5.000%	4/1/33	12,000	13,007
	California GO	4.000%	8/1/33	26,000	26,225
	California GO	5.000%	8/1/33	14,000	14,490
	California GO	4.000%	9/1/33	26,050	26,283
	California GO	3.000%	10/1/33	9,000	8,633
	California GO	5.000%	10/1/33	6,000	6,016
	California GO	3.000%	11/1/33	2,620	2,570
	California GO	5.000%	3/1/34	1,000	1,108
	California GO	4.000%	8/1/34	5,030	5,071
	California GO	5.000%	8/1/34	4,190	4,336
	California GO	5.000%	9/1/34	1,655	1,715
	California GO	3.000%	10/1/34	21,275	20,133
	California GO	5.000%	10/1/34	10,000	10,026
	California GO	3.000%	11/1/34	3,200	3,087
	California GO	5.000%	11/1/34	7,770	8,696
	California GO	5.000%	11/1/34	2,590	2,899
	California GO	5.000%	12/1/34	1,550	1,599
	California GO	5.000%	4/1/35	6,435	6,967
	California GO	5.000%	4/1/35	7,060	7,597
	California GO	5.000%	8/1/35	5,000	5,080
	California GO	4.000%	9/1/35	10,000	10,068
	California GO	5.000%	9/1/35	3,115	3,577
	California GO	3.000%	10/1/35	61,285	57,179
	California GO	3.000%	11/1/35	2,300	2,189
	California GO	5.000%	11/1/35	22,035	24,613
	California GO	4.000%	3/1/36	9,680	10,019
	California GO	5.000%	9/1/36	2,000	2,069
	California GO	5.000%	9/1/36	11,555	13,397
	California GO	5.000%	9/1/36	4,875	5,689
	California GO	3.000%	10/1/36	6,015	5,557
	California GO	5.000%	10/1/36	2,145	2,473
	California GO	3.000%	10/1/37	6,800	6,251
	California GO	5.000%	10/1/37	6,930	7,809
	California GO	5.000%	11/1/37	8,660	9,900
	California GO	4.000%	3/1/38	4,930	5,084
	California GO	5.000%	9/1/39	6,750	7,777
	California GO	4.000%	10/1/39	2,415	2,498
	California GO	5.000%	10/1/39	2,250	2,564
	California GO	4.000%	3/1/40	4,600	4,715
	California GO	4.000%	11/1/40	1,825	1,876
	California GO	5.000%	9/1/41	10,000	11,393
	California GO	4.000%	10/1/41	20,760	21,319
	California GO	4.000%	4/1/42	5,000	5,150
	California GO	5.000%	4/1/42	4,300	4,504
	California GO	5.000%	9/1/42	12,540	13,996
	California GO	4.000%	10/1/42	5,000	5,167
	California GO	5.000%	10/1/42	43,365	46,377
	California GO	5.000%	10/1/42	10,000	11,234
	California GO	5.000%	9/1/43	45,500	51,223
	California GO	5.000%	9/1/43	13,000	14,711
	California GO	5.000%	9/1/44	10,500	11,858
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,135	5,497
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,176

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	39,900	44,034
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,376
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,587
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,661
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	32,997
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,707
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,190
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,250	1,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,500	1,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,000	2,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	43,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,735	24,913
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	5,000	5,458
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	25,184	25,558
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,139	7,376
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	83,582	83,933
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	42,576	40,839
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,853	52,422
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,927	9,347
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	10,043
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	10,043
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	68,000	70,771
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,465
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,797
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	5,405	5,471
[5]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.350%	8/1/24	13,870	13,870
[5,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	8/1/24	4,800	4,800
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,045	1,029
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,259
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,680
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/24	900	903
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	6,887
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,942
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,143
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,500	1,707
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,133
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,128
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	7,011
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,364
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,958
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,765
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,430	2,524
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,705
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,846
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,261
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,417
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,016
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,788
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,472
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,292
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,910
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,321
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,610
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,375
	California State University College & University Revenue	5.000%	11/1/41	12,445	12,797
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,216
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,142
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,137
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,998

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,357
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,840	4,517
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,746
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,049
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,042
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,026
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,573
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,084
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,029
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,093
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,192
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,725	23,806
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	3,963
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,225	4,494
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,012
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,026
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,027
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,050
[5,6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	8/1/24	8,000	8,000
[5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.350%	8/1/24	11,245	11,245
	Cerritos Community College District GO	0.000%	8/1/28	1,000	880
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,521
	Cerritos Community College District GO	0.000%	8/1/31	1,000	794
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,395	1,301
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,849
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,506
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	818
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,394
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,328
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,023
[1]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,732
[1]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,737
[1]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,836
	Chula Vista Elementary School District GO	4.000%	8/1/43	3,000	3,089
	Chula Vista Elementary School District GO	4.000%	8/1/44	2,095	2,146
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,132
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,277
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,342
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,402
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,468
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,422
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,625
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,413
	Concord CA COP	2.125%	4/1/41	2,275	1,665
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,651
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,250	21,149
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,155	7,629
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,870	3,762
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,489
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	9,044
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,675	1,638
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,383
[5,6]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.350%	8/1/24	12,300	12,300
[1]	Downey Unified School District GO	2.000%	8/1/38	1,080	810
[1]	Downey Unified School District GO	2.000%	8/1/39	1,005	731
[1]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,824
[1]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,177
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,138
[1]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,478
[1]	East Side Union High School District GO	3.000%	8/1/34	4,530	4,205
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,819
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,387
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,388
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,558
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,001
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	763
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,151
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,781
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,389

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,196
[5,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	8/1/24	14,315	14,315
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,691
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,981
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,787
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,510
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	818
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	611
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,064
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/28	20,090	22,127
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/29	2,000	2,264
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,142
[5,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	43,195	38,484
	Fresno Unified School District GO	3.000%	8/1/36	1,000	924
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,199
[7]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,598
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,719
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,574
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	46,252
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,575
[2]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,614
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,838
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,047
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,021
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,215
[1]	Kern Community College District GO	0.000%	11/1/26	10,210	9,518
	Kern Community College District GO	3.000%	8/1/40	3,030	2,689
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,524
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,363
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,786
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	170
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	250
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	337
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,123
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,386
[7]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,310
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,730
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,000
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,386
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,653
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,431
	Los Angeles CA Unified School District GO	5.000%	7/1/29	12,520	13,849
	Los Angeles CA Unified School District GO	5.000%	7/1/30	28,080	31,477
	Los Angeles CA Unified School District GO	5.000%	7/1/31	23,000	26,182
	Los Angeles CA Unified School District GO	5.000%	7/1/32	24,855	28,714
	Los Angeles CA Unified School District GO	5.000%	7/1/33	20,000	23,437
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,643
	Los Angeles CA Unified School District GO	5.000%	7/1/34	18,500	21,980
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	3,124
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	18,084
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	27,093
	Los Angeles CA Unified School District GO	4.000%	7/1/37	3,000	3,140
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,250
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,236
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,905	8,279
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,258
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,460	4,609
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,400	2,466
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,292
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,272
	Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,008
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,419
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,165
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,110
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,212
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,162
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.350%	8/1/24	36,995	36,995
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	8,970
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,624
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	16,925

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	19,943
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,591
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,650
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,430
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,006
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,768
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,419
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,849
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,580
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	13,583
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,131
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,101
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,039
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,083
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	14,445	14,933
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,003
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	27,723
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,581
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,504
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,572
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,092
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	24,078
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	38,450
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,977
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,620
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	794
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,197
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,633
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,611
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	6,300	6,954
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	33,540	36,842
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,509
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,020	8,934
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,850	9,760
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,315	9,487
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,630	3,019
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,690	4,187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,680	1,917
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,790	8,799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,186
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,704
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,265	2,550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,120	1,268
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,125	4,625
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,235	2,519
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,137
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,614
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,612
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,822
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,226
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	22,980
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,461
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,737
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5,070	5,717
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	17,715	19,398
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,552
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,332
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	38,507
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,000	1,012
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,305
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,418
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/26	1,400	1,453
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/33	2,200	2,583
Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,037

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,360
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,525	3,930
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	940
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,292
[4]	Moreland School District GO	5.000%	8/1/39	1,245	1,416
[4]	Moreland School District GO	5.000%	8/1/41	1,800	2,019
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,304
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,051
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,381
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	18,111
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	90,055	96,144
	Northern California Sanitation Agencies Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,157
	Novato CA Unified School District GO	3.000%	8/1/39	2,000	1,795
	Novato CA Unified School District GO	3.000%	8/1/40	3,425	3,021
[1]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	914
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,476
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,588
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,953
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,599
[2,5]	Oxnard School District GO TOB VRDO	3.950%	8/1/24	3,000	3,000
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,006
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,812
[7]	Palomar Health GO	0.000%	8/1/30	7,000	5,559
[7]	Palomar Health GO	0.000%	8/1/32	9,300	6,785
	Palomar Health GO	4.000%	8/1/34	5,725	5,479
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,245	2,973
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,003
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,264
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	899
	Pleasanton Unified School District GO	4.000%	8/1/40	600	620
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,030
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,242
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,242
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,256
[1]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,982
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,272
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,766
[2]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/30	2,885	2,953
[2]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,194
[11]	Rio Hondo CA Community College District GO, 6.850% coupon rate effective 8/1/24	0.000%	8/1/42	1,000	1,310
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,797
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,444
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,427
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,385
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,299
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,580	4,832
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,683
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,191
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,650
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,108
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	4,109
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,525
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,859
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,698
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,740
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,400
[1]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,646
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	287
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	361
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	166
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,723
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,031
[5,6,14]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.660%	8/1/24	14,365	14,365
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,554
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,791
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,232
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,849
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	7,500	8,305

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	0.000%	7/1/30	6,915	5,752
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	649
San Diego CA Unified School District GO	0.000%	7/1/37	1,000	641
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,188
San Diego CA Unified School District GO	0.000%	7/1/44	10,825	4,824
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,629
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,958
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,368
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,474
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,139
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,552
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,515
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,908
San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,500	9,559
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,026
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,355
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,213
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	3,035
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	8,939
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,556
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,581
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,493
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/33	12,465	12,493
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	10,000	10,014
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/36	10,000	10,019
San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,613
San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,718
San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,819
San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,934
San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,035
San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,130
San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,043
San Francisco CA City & County GO	5.000%	6/15/29	4,350	4,822
San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,242
San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,380
San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,339
San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,544
San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,139
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,935
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,310	1,389
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	7,500	7,924
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	3,937
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,782
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,606
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,986
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,357
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,980
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	21,310
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	4,250	4,861
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	5,750	6,549
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,312
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,060	1,236
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,000	1,166
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,000	1,166
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,214
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,163
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,878
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,147
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,143
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,131
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,468
San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,471
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,147
San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,716

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,262
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,463
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,737
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,045
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,750
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,015
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,100
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,512
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,451
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,846
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,512
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	505
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	505
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	501
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	442
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	517
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,391
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,992
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,877
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,652
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,809
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,799
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,852
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,037
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,983
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,707
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,156
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,885
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,153
	Santa Clara Unified School District GO	3.000%	7/1/32	25	24
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,641
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,297
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,427
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,421
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,759
[14]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,044
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,544
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,450
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,614
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,215
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,096
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,126
[1]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,258
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,468
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,091
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	840
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,111
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,840
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	462
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	93,920	100,371
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,421
[1]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,475
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,426
[2,5]	Sweetwater Union High School District GO TOB VRDO	4.000%	8/1/24	8,000	8,000
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	636
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,130
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,639
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,076
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,530
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,630
[4]	University of California College & University Revenue	5.000%	5/15/29	5,000	5,519
[4]	University of California College & University Revenue	5.000%	5/15/29	10,000	11,039
[4]	University of California College & University Revenue	5.000%	5/15/31	12,000	13,665
[4]	University of California College & University Revenue	5.000%	5/15/31	10,000	11,387
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,272
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,164
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,760
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,385

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,751
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,145
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,412
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,631
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,333
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,324
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,459
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,220
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,156
	University of California College & University Revenue	5.000%	5/15/38	10,095	11,672
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,269
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,151
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,755
	University of California College & University Revenue	5.000%	5/15/39	15,000	17,488
	University of California College & University Revenue	5.000%	5/15/40	3,000	3,475
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,758
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,475
	University of California College & University Revenue	5.000%	5/15/41	4,500	5,179
	University of California College & University Revenue	5.000%	5/15/41	4,620	5,317
	University of California College & University Revenue	5.000%	5/15/42	2,250	2,456
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,438
	University of California College & University Revenue	5.000%	5/15/42	1,500	1,719
	University of California College & University Revenue	5.000%	5/15/43	2,000	2,281
	University of California College & University Revenue	5.000%	5/15/43	1,250	1,425
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	5,100	5,175
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	12,500	12,677
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,291
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	6,020
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,443
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	12,000	12,605
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	7,092
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,855
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,974
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	7,405	7,608
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	17,452
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	17,079
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,250
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,351
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,150
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,764
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,002
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,756
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	799
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	689
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	589
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	461
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,919
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,466
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,585
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,026
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,258
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,702
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,585
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,665
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,066
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,918
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,405
					6,145,681
Colorado (1.7%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,357
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,373
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,620
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,727
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,419
	Adams County CO COP	5.000%	12/1/30	600	615
	Adams County CO COP	5.000%	12/1/33	1,040	1,066
	Adams County CO COP	5.000%	12/1/34	790	809
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,754
[2]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,633

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,211
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,211
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	13,256
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,204
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	8,985
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,400
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,065
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	616
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	612
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,663
	Colorado COP	5.000%	9/1/30	1,260	1,341
	Colorado COP	5.000%	3/15/33	1,350	1,453
	Colorado COP	4.000%	12/15/33	23,200	23,859
	Colorado COP	5.000%	3/15/34	1,385	1,492
	Colorado COP	4.000%	12/15/34	16,040	16,513
	Colorado COP	4.000%	12/15/35	15,500	15,910
	Colorado COP	5.000%	3/15/36	2,840	3,049
	Colorado COP	4.000%	12/15/36	3,000	3,098
	Colorado COP	6.000%	12/15/36	3,200	3,880
	Colorado COP	4.000%	3/15/37	1,870	1,930
	Colorado COP	4.000%	6/15/37	1,030	1,063
	Colorado COP	3.000%	12/15/37	10,000	8,897
	Colorado COP	4.000%	12/15/37	9,540	9,739
	Colorado COP	6.000%	12/15/37	10,000	12,094
	Colorado COP	4.000%	3/15/38	2,760	2,831
	Colorado COP	4.000%	6/15/38	1,345	1,382
	Colorado COP	6.000%	12/15/38	7,890	9,495
	Colorado COP	4.000%	3/15/39	7,135	7,210
	Colorado COP	4.000%	3/15/39	5,765	5,865
	Colorado COP	4.000%	6/15/39	1,020	1,040
	Colorado COP	4.000%	12/15/39	10,755	10,955
	Colorado COP	4.000%	6/15/40	1,320	1,340
	Colorado COP	4.000%	6/15/41	1,300	1,310
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,901
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,825
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,687
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	130
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	354
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	888
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,038
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,113
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,090
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,505
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,554
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,876
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	581
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,965
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,037
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	586
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	420
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,780	28,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	487
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,414
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	927
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,917
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,293
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,220	1,262
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,250	3,692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,372

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	5,500	6,208
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,370
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,050
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,141
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,750	2,031
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,953
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,365
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,908
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,847
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,382
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,305
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,786
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,581
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,982
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,791
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,673
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,000	4,519
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	7,410	8,292
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	4,400	4,424
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	723
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,090
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,084
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	3,565	3,882
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	5,000	5,413
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	5,000	5,397
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/28	800	841
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/29	700	743
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/30	1,400	1,500
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/31	1,000	1,077
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/32	1,000	1,075
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/33	1,195	1,285
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/34	1,100	1,179
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/35	800	802
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/36	2,000	1,800
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	375	351
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	664
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	688
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,319
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,370
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	770
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	689
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,216
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,617
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,484
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,575
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,395
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	6,590	6,807
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,434
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	24,286
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	6,038
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	4,100	4,447
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/26	925	964
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,082
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,483
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,694
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,124
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,182
Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,235	6,108
Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
Colorado School of Mines College & University Revenue	5.000%	12/1/41	4,495	5,047
Colorado School of Mines College & University Revenue	5.000%	12/1/43	4,450	4,946
Colorado School of Mines College & University Revenue	5.000%	12/1/44	2,250	2,492

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,028
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,319
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,420	3,840
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,248
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,740	1,946
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,747
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,180
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,114
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/32	550	618
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/33	450	511
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/41	1,760	1,933
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/42	1,000	1,094
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/43	850	926
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/44	675	732
[1]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,415
[1]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,410
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,120	996
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,973
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,162
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,933
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,230
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,469
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	785
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,032
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,165
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,038
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,078
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,456
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	798
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	839
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,038
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,285
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	907
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,434
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,256
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,017
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,934
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	641
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,383
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,136
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,780
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,016
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,029
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,851
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,343
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,457
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	643
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,524
	Denver CO City & County GO	4.000%	8/1/42	14,000	14,135
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	790
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	757
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	761
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,546
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,516
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,044
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,037
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,572
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,871
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	925
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,490
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	623
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	519
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,944
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,163
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,862
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,374
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,335
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	3,040	3,425
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,816
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,790

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,248
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,467
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,452
	Eagle County School District No. Re50J GO	4.000%	12/1/41	7,275	7,366
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,099
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,844
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,072
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,067
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,068
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,643
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,177
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	867
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	748
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,763
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,796
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	685
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	626
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	680
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,800
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,232
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,332
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	520
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	208
[1]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,674
[1]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	815
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,030
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,270
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	26,257
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/43	1,250	1,223
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/44	1,615	1,633
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,039
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,843
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,431
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,588
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,435
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,437
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,876
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,122
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,159
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,922
	Mesa County School District No. 50 GO	4.000%	12/1/44	1,300	1,303
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	8,349	7,987
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,021
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,041
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,531
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,101
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,274
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,145
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	326
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	271
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	388
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	276
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	682
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,860
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,103
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	34,355	42,472
	Regional Transportation District COP	5.000%	6/1/25	2,770	2,815
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,555
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,251
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	1,300	1,379
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,067
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	644
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	539
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	759
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	596
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	866
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	1,800	1,948
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	4,000
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,025
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	6,465

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,043
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,505
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	3,000	3,004
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/40	1,750	1,766
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	500	487
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,115	1,124
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	507
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/39	550	572
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,926
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	8,010
	Thornton CO COP	4.000%	12/1/35	3,940	4,028
	Thornton CO COP	4.000%	12/1/36	4,100	4,183
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,496
	University of Colorado College & University Revenue	3.000%	6/1/33	3,000	2,849
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,896
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,607
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,715
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,773
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,527
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,378
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,760
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	224
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	227
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	239
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	249
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	271
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	276
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	308
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	108
	Village Metropolitan District GO	4.150%	12/1/30	850	829
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,963
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,453
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,557
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,390
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,128
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,830
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	2,013
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	3,055
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,696
[1]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,864
[1]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,093
[1]	Westminster Public Schools COP	5.000%	12/1/35	775	827
[1]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,289
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,933
					1,266,136
Connecticut (1.1%)
	Connecticut GO	5.000%	9/1/24	20,000	20,032
	Connecticut GO	5.000%	11/15/24	6,440	6,477
	Connecticut GO	5.000%	11/15/24	10,025	10,082
[4]	Connecticut GO	5.000%	9/1/25	18,445	18,850
	Connecticut GO	5.000%	3/15/27	9,800	9,911
	Connecticut GO	5.000%	8/1/27	670	711
	Connecticut GO	5.000%	8/1/28	745	805
	Connecticut GO	5.000%	8/15/28	550	570
	Connecticut GO	5.000%	8/1/29	1,150	1,264
	Connecticut GO	5.000%	9/15/30	770	862
	Connecticut GO	5.000%	9/15/31	1,000	1,136
	Connecticut GO	3.000%	1/15/33	12,000	11,439
	Connecticut GO	5.000%	6/15/33	8,000	8,004
	Connecticut GO	5.000%	10/15/33	12,000	12,357
	Connecticut GO	3.000%	1/15/34	2,000	1,885
	Connecticut GO	5.000%	5/1/34	2,000	2,346
	Connecticut GO	5.000%	6/15/34	350	400
	Connecticut GO	5.000%	11/15/34	10,000	10,183
	Connecticut GO	3.000%	1/15/35	9,815	9,123
	Connecticut GO	4.000%	3/15/35	27,500	27,564
	Connecticut GO	5.000%	4/15/35	1,000	1,042
	Connecticut GO	5.000%	6/15/35	350	399

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	11/15/35	5,000	5,086
	Connecticut GO	3.000%	1/15/36	8,800	8,093
	Connecticut GO	4.000%	6/1/36	4,000	4,129
	Connecticut GO	4.000%	6/15/36	1,055	1,071
	Connecticut GO	5.000%	6/15/36	350	396
	Connecticut GO	3.000%	1/15/37	6,955	6,316
[2]	Connecticut GO	4.000%	1/15/37	6,500	6,709
	Connecticut GO	4.000%	6/15/37	990	1,000
	Connecticut GO	5.000%	6/15/37	250	282
	Connecticut GO	3.000%	1/15/38	23,450	20,994
	Connecticut GO	5.000%	6/15/38	400	449
	Connecticut GO	3.000%	1/15/39	11,890	10,470
	Connecticut GO	3.000%	6/1/39	2,500	2,198
	Connecticut GO	4.000%	6/1/39	3,000	3,053
	Connecticut GO	5.000%	1/15/40	2,500	2,700
	Connecticut GO	5.000%	1/15/40	2,000	2,260
	Connecticut GO	5.000%	6/1/40	750	814
	Connecticut GO	5.000%	6/15/40	500	555
	Connecticut GO	5.000%	6/15/42	600	662
	Connecticut GO	5.000%	1/15/44	1,375	1,531
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,335	2,273
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,495	3,414
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,995	1,965
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,100	2,321
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	215
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,305
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,771
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,848
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,032
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,129
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,887
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	2,008
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,748
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,229
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,431
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,926
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,579
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,324
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,894
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,517
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,185
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	4,194
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,798
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,689
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,622
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,171
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	9,261
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,289
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,157
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,175
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	431
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,156
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	533
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,540
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	489
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,086
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,533
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	883
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,410
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	564
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	473
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	457
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	30,000	36,012
	Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,097
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,625
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	16,147
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,842
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,639
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	29,670
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,170

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,021
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,383
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,612
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,159
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	20,000	21,577
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,453
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,891
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,790
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,142
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,698
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,716
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,026
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,157
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,082
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	500	499
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,891
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,024
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,254
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,261
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,266
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,519
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,497
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,638
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,747
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,519
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,467
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,101
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	961
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,195
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,283
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	7,390	7,989
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	811
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	815
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	705
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	814
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	623
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,447
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,213
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,953
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,136
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,178
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	452
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	737
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,962
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	2,002
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	9,495	9,593
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,332
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,338
	Metropolitan District GO	5.000%	7/15/26	1,000	1,040
	Metropolitan District GO	5.000%	7/15/27	1,640	1,740
	Metropolitan District GO	5.000%	7/15/29	1,845	1,991
	Metropolitan District GO	5.000%	7/15/30	1,360	1,464
	Metropolitan District GO	5.000%	7/15/31	1,520	1,635
	Metropolitan District GO	5.000%	7/15/32	1,765	1,894
	Metropolitan District GO	5.000%	7/15/33	1,325	1,455
	Metropolitan District GO	5.000%	7/15/33	1,000	1,098
	Metropolitan District GO	5.000%	7/15/34	1,425	1,562
	Metropolitan District GO	5.000%	7/15/34	1,000	1,096
	Metropolitan District GO	4.000%	7/15/35	1,880	1,926
	Metropolitan District GO	4.000%	7/15/36	1,425	1,454
	Metropolitan District GO	4.000%	7/15/36	1,200	1,225
	Metropolitan District GO	4.000%	7/15/37	2,030	2,074
	Metropolitan District GO	4.000%	7/15/38	1,115	1,133
	Metropolitan District GO	4.000%	7/15/39	500	506
	Metropolitan District GO	4.000%	7/15/39	1,050	1,062
[2]	New Haven CT GO	5.000%	8/1/29	500	538
[2]	New Haven CT GO	5.000%	8/1/30	500	544
[2]	New Haven CT GO	5.000%	8/1/36	1,000	1,115

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Haven CT GO	5.000%	8/1/38	1,000	1,105
	Norwalk CT GO	4.000%	8/15/40	955	979
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	2,885	2,894
[2]	Stratford CT GO	4.000%	1/1/35	3,890	3,931
[2]	Stratford CT GO	4.000%	1/1/36	3,890	3,926
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,043
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,951
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,075
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,622
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,892
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,435
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,349
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	1,999
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,353
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,546
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,101
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	1,976
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,923
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,373
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	767
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,045
					811,090
Delaware (0.2%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	47,342	39,059
[5]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	19,000	19,945
	Delaware GO	5.000%	2/1/25	2,010	2,031
	Delaware GO	5.000%	5/1/25	10,000	10,156
	Delaware GO	5.000%	1/1/26	2,000	2,060
	Delaware GO	4.000%	5/1/42	12,000	12,304
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	319
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	347
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,485
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,666
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,051
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,747
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,802
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,141
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,262
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,240
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,200
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,920
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,463
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,727
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,660
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,274
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,395
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,532
	University of Delaware College & University Revenue	5.000%	11/1/38	535	630
	University of Delaware College & University Revenue	5.000%	11/1/39	850	1,004
	University of Delaware College & University Revenue	5.000%	11/1/40	510	601
	University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,572
					157,593
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,084
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	960	901
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	870	862
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	338
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,271
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	520
	District of Columbia College & University Revenue	5.000%	4/1/30	250	269
	District of Columbia College & University Revenue	5.000%	4/1/31	250	272
	District of Columbia College & University Revenue	4.000%	4/1/32	250	253
	District of Columbia College & University Revenue	4.000%	4/1/33	280	283
	District of Columbia College & University Revenue	4.000%	4/1/34	300	303
	District of Columbia College & University Revenue	4.000%	4/1/35	300	301
	District of Columbia College & University Revenue	4.000%	4/1/36	350	351
	District of Columbia College & University Revenue	3.000%	4/1/37	1,090	982
	District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,611
	District of Columbia College & University Revenue	3.000%	4/1/40	635	536

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	3.000%	4/1/41	295	245
	District of Columbia GO	5.000%	6/1/25	2,865	2,914
	District of Columbia GO	5.000%	6/1/26	3,130	3,249
	District of Columbia GO	5.000%	6/1/27	5,615	5,943
	District of Columbia GO	5.000%	6/1/28	2,175	2,297
	District of Columbia GO	5.000%	6/1/29	1,065	1,122
	District of Columbia GO	5.000%	6/1/30	5,450	5,670
	District of Columbia GO	5.000%	6/1/31	5,530	5,751
	District of Columbia GO	5.000%	6/1/32	9,000	9,284
	District of Columbia GO	5.000%	6/1/32	8,395	8,729
	District of Columbia GO	5.000%	10/15/32	6,500	7,106
	District of Columbia GO	4.000%	6/1/33	7,020	7,161
	District of Columbia GO	5.000%	6/1/33	19,325	20,066
	District of Columbia GO	5.000%	6/1/34	12,500	12,965
	District of Columbia GO	5.000%	6/1/34	5,115	5,363
	District of Columbia GO	5.000%	6/1/35	4,500	4,664
	District of Columbia GO	5.000%	6/1/35	18,355	19,228
	District of Columbia GO	5.000%	6/1/35	1,000	1,048
	District of Columbia GO	5.000%	10/15/35	15,000	16,260
	District of Columbia GO	4.000%	2/1/36	2,600	2,705
	District of Columbia GO	4.000%	2/1/36	900	937
	District of Columbia GO	5.000%	6/1/36	4,540	4,699
	District of Columbia GO	5.000%	6/1/36	17,555	18,366
	District of Columbia GO	5.000%	6/1/36	11,250	11,767
	District of Columbia GO	5.000%	6/1/37	10,395	10,862
	District of Columbia GO	5.000%	10/15/37	17,475	18,836
	District of Columbia GO	5.000%	1/1/38	3,300	3,773
	District of Columbia GO	5.000%	6/1/38	11,045	11,514
	District of Columbia GO	5.000%	6/1/38	11,485	12,160
	District of Columbia GO	5.000%	10/15/38	16,125	17,347
	District of Columbia GO	5.000%	1/1/39	3,000	3,405
	District of Columbia GO	4.000%	2/1/39	5,000	5,139
	District of Columbia GO	5.000%	1/1/40	4,660	5,251
	District of Columbia GO	5.000%	6/1/41	12,620	12,910
	District of Columbia GO	5.000%	6/1/43	5,055	5,290
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	520	517
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,360
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/45	2,940	3,015
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,173
[5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.400%	8/1/24	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,515
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,197
	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	25,660
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,620
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,699
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,711
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,223
	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	19,568
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	16,752
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	17,226
	District of Columbia Income Tax Revenue	5.000%	10/1/36	9,390	11,020
	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,599
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,711
	District of Columbia Income Tax Revenue	3.000%	3/1/38	23,295	21,235
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	1,021
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,439
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	3,986
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	757
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,497
	District of Columbia Income Tax Revenue	5.000%	7/1/40	19,685	22,049
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	4,945
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,139
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,829
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,491
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,520	4,787
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,128
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,223
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,116
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,272
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,078

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,202
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,412
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,087
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,811
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,395
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,334
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,228
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,787
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,238
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,067
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	640
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,704
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,135
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,597
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,132
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,232
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,012
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,150
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	24,583
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,584
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	1,091
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	568
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,626
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	3,500	3,516
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,180
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,001
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,119
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,461
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,792
	Union NC Enterprise System County Water Revenue	5.000%	10/1/41	10,000	11,381
	Union NC Enterprise System County Water Revenue	5.000%	10/1/42	13,000	14,717
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,044
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,776
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,713
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,751
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,865
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,028
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,036
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,022
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	507
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,574
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,056
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,118
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,532
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	764
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,995	2,022
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,250
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	689
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	696
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,105
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,695
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	1,750	1,800
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,707
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,415
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,539
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,854
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,602
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	4,125
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	4,970	5,554
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	6,910	7,674
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	11,252
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	5,185
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	14,060	15,423
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,748
					811,687
Florida (4.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	410
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	104

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,005
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	636
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,357
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	938
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,331
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	154
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	575
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,084
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	456
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	3,282
[1]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,594
	Bay County School Board COP	5.500%	7/1/42	1,600	1,783
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	730
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,632
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,735
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,824
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	9,911
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,895
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,443
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	913
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,387
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,535
[5,6]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	28,790	28,790
	Brevard County School District COP	5.000%	7/1/25	1,000	1,003
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,003
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	11,039
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,542
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	8,283
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	12,529
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	4,021
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,747
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,612
	Broward County FL School District COP	5.000%	7/1/36	12,795	14,323
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,974
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	772
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	2,000	2,028
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,417
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,170
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,300
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,355
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,160
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,512
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,409
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,017
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	758
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,681
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,132
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,100
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,199
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,045
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,482
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	5,063
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,088
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.125%	6/15/33	2,000	2,085
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	6.000%	6/15/43	3,600	3,781
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39	5,320	5,292
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/30	315	311
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/40	300	306
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,840	1,780
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,862
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	6,500	6,627
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	9,500	9,685
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,950	5,138
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	7,060	7,328
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,826
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,502
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,131
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	5,000	5,685

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	11,500	13,175
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	11,000	12,711
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,609
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,023
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,216
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,103
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,346
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,664
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,164
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,108
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,732
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,177
[1,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,900
[1,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,001
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,168
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/40	1,000	1,114
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/41	1,000	1,110
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/42	1,000	1,106
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/43	1,000	1,100
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/44	1,500	1,644
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	2,075	2,216
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,035
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,021
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	233
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	232
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	315
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,727
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,092
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,632
[1]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,197
[1]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,466
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,458
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,685
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,313
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,007
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	3,970
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,276
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,221
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	6,916
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,191
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,507
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,486
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	500	534
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,512
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,603
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,705
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,876
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,956
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,892
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,966
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,737
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	14,180	16,045
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,102
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,388
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,056
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,844
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,306
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,843
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,911
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,216
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/41	7,330	7,488
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,156

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	3,290
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	9,675	9,751
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	10,250	10,270
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,264
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	430	399
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	905
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	445	408
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	846
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,112
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,680
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	785
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	820
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,080
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,674
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/40	4,100	3,954
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/29	315	317
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	690	692
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/31	325	339
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	435	451
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	460	477
[5]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/44	845	857
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	315	334
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/29	285	306
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/33	2,370	2,409
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/34	3,920	3,983
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/36	140	142
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,248
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,094
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	3,500	3,534
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,364
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,746
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,883
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,554
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,603
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,593
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,062
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	11,580	12,528
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/33	1,600	1,648
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/34	6,605	6,800
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/35	2,300	2,366
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	6,000	6,154
[5]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/44	1,700	1,734
	Florida GO	5.000%	7/1/26	5,540	5,760
	Florida GO	5.000%	7/1/26	15,845	16,473
	Florida GO	5.000%	6/1/27	16,240	17,201
	Florida GO	5.000%	6/1/28	5,000	5,395
	Florida GO	5.000%	6/1/28	5,000	5,395
	Florida GO	4.000%	6/1/29	2,700	2,734
	Florida GO	5.000%	6/1/29	15,115	16,590
	Florida GO	5.000%	6/1/29	12,225	13,418
	Florida GO	4.000%	6/1/30	2,590	2,644
	Florida GO	4.000%	6/1/32	45	46
	Florida GO	4.000%	6/1/32	2,400	2,436
	Florida GO	4.000%	6/1/33	5,570	5,634
	Florida GO	4.000%	6/1/35	4,000	4,058
	Florida GO	4.000%	6/1/42	4,000	4,044
	Florida GO	4.000%	7/1/42	7,150	7,282
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,019
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,607
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,022
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,009
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,314
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	420

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	247
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	463
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	346
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,078
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	351
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,074
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	382
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,268
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	655
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	807
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	360
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	865
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	652
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	920
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	553
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	709
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,111
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,369
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,707
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,887
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,034
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,829
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,421
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,647
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,363
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,480	7,383
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	10,000	11,025
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,960	3,301
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,591
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,246
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,838
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,582
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,910
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,078
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,801
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,080
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,395
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,659
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,410
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,537
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,071
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,347
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,804
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	6,945	6,433
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,358
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,311
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	1,340	1,434
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	391
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	555
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	662
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	550
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	356
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,741
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,122
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,232
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,669
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	7,933
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	222
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	196
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	224
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	364
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	472

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	522
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	546
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	600
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	436
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,583
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,222
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,287
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,506
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,228
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,257
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,263
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,222
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	708
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	651
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	680	701
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,325	2,394
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	65	68
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	225	234
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,391
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,500
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,156
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,328
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,069
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,013
[1]	Hernando County School District COP	5.000%	7/1/27	6,000	6,202
[1]	Hernando County School District COP	5.000%	7/1/31	5,925	6,124
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	329
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	334
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	338
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	342
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	269
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	280
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	225
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	232
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	233
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	941
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,915	4,335
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,079
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,188
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,672
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,799
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,281
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,201
[5,6]	Hillsborough County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	18,220	18,220
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,356
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,199
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,507
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,124
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,714
	Hollywood FL GO	5.000%	7/1/42	3,705	4,011
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,362
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,039
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,163
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,046
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,369
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,033
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,109
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,961
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,928
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,674
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,699
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,907
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,173
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,421
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,665
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,924
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,052
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,583
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,074

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	8,993
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,501
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,836
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	4,978
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,769
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,153
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,353
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,113
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,726
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,769
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,107
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,187
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,081
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,532
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,155
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,591
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,678
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,603
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,789
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,789
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,567
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,409
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,589
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,335
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,370
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,419
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,010
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,182
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,804
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,519
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,273
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,284
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,012
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,896
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,978
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,154
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,749
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,548
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,500	4,607
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,290
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	11,000	11,704
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,487
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,342
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,922
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,036
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,385
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,337
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,268
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,113
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,300
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,782
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,028
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,025
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,099
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,097
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,660
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,201
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,160
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,317
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	648
	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	4,216
	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	5,019
	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,952
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,432
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,600
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,284
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,419
[1]	Lake County School Board COP	5.000%	6/1/31	5,000	5,048
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,343
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,211

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,171
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,405
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,404
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,044
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,160
[4]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	3,500	3,887
[4]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	6,000	6,590
[4]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	7,475	8,179
[4]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,200	2,398
[4]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	2,430	2,641
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,775
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,152
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	515	517
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,160	2,165
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,670	1,680
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	578
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/39	1,000	1,042
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,002
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,062
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,307
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,824
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,002
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,002
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,002
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,342	3,441
	Lee County School Board COP	5.000%	8/1/27	5,010	5,016
	Lee County School Board COP	5.000%	8/1/28	4,080	4,085
	Lee County School Board COP	5.000%	8/1/34	3,500	3,590
	Lee County School Board COP	5.000%	8/1/35	4,270	4,380
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,357
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,783
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,030
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,171
	Manatee County FL GO (Conservation and Park Project)	5.000%	5/1/43	2,090	2,325
[1]	Marion County School Board COP	5.000%	6/1/41	10,000	11,078
[1]	Marion County School Board COP	5.000%	6/1/42	10,000	11,028
[1]	Marion County School Board COP	5.000%	6/1/43	7,000	7,695
[1]	Marion County School Board COP	5.250%	6/1/44	18,000	20,154
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,209
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,193
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,175
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,344
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,921
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,150
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,425
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,105
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,946
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,051
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,893
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,357
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,540
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,464
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,618
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,788
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,133
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,344
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,568
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,287
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,452
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,606
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,813
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	765
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,064
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,294
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	827
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,002
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,014
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,218
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/43	8,005	8,872

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/44	2,820	3,121
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,040
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,201
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,878
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,022
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,553
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,497
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,211
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,324
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,645
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,025
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,239
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,095
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	1,973
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,419
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,697
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,735
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	6,063
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,515
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,419
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,520
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,434
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,939
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,209
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	615
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,457
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,761
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,879
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,471
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,413
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,875
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,954
[4]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	440	475
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,009
[4]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	485	539
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,058
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,652
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,658
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,128
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,160
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,964
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,277
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,298
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,285
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,033
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,266
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,177
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,072
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,389
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,167
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,140
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,153
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,965
	Miami-Dade County FL GO	5.000%	7/1/44	5,000	5,249
	Miami-Dade County FL GO (Building Better Communities Program)	4.000%	7/1/42	1,820	1,829
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,192
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,593
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	12,735
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,385
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,675
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,564
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,161
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/34	3,150	3,307
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	3,934

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,332
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,824
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,149
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,512
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,439
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,449
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,398
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/37	3,000	1,840
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,739
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	7,062
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/38	27,735	15,926
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	4,953
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,385
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,951
[4]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/40	7,650	8,508
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,402
[4]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/41	8,035	8,873
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	2,001
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/42	7,295	7,351
[4]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/42	8,435	9,265
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	1,795	832
[4]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/43	5,000	5,472
[4]	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/44	9,300	10,137
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	2,076
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/45	2,500	984
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,130
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,096
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,087
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,386
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	5,750	6,156
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	10,000	11,146
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	11,287
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/33	1,665	1,740
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,242
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,449
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,246
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,248
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,346
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,203
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,440
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,754
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	8,010
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,722
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	5,011
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	9,325	9,489
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,365
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	2,001
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/40	2,250	2,558
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,337
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/41	2,500	2,828
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/42	3,305	3,723
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,192
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	12,360	12,859
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	640
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	538
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,004
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,055
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,031
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,518
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,235
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,400	3,396
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,369
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,039
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,084
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,038
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,158
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,430
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,294
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,100
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	9,210	9,336

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	2,860	2,882
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	7,000	6,952
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,753
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,269
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,786
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	11,265	11,417
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/34	1,000	1,012
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/44	1,250	1,260
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/44	1,250	1,272
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,139
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,407
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,211
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,209
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,723
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,117
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,117
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,127
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,264
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,423
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,515
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,597
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,691
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,086
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,869
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,513
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,832
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,048
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,369
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,065
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,426
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,411
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,741
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	33,397
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,570
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/32	4,455	5,057
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/33	2,825	3,252
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,919
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,294
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,251
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,156
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,549
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,851
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,260
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,343
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,593
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,136
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,128
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,129
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,665
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,542
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,465
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,365
[5,6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	8/1/24	52,720	52,720
	Orange County School Board COP, Prere.	5.000%	8/1/26	21,500	22,392
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,238
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,248
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,364
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,387
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,103
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,114
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,673
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,187
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,218
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,259
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,101
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,565
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	22,267
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,260
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,138
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,157

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,661
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,984
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,377
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,480
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	847
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,145
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	531
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,169
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	637
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,487
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	1,765	1,872
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,721
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	900	954
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,522
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	950	1,007
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,378
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,376
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,497
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	740
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,598
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,518
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,721
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,705	1,791
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,258
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	3,010	3,151
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,185
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,122
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/44	11,465	11,479
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	640
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	621
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	640
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,103
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,064
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,169
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,599
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,687
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,329
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,125	1,134
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,361
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,473
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,822
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	450
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	276
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	845
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	804
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	452
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	413
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	412
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	431
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	573
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,005
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,654
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,837
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,501
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,204
	Palm Beach County School District COP	5.000%	8/1/37	2,250	2,578
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,844
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,345
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,501
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,302
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,106
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,105
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	574

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	539
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,068
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/44	1,000	1,003
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	37,500	40,610
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,486
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,536
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,832
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,692
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,699
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	5,021
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	1,981
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,562
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	2,116
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,951
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,377
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	7,094
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	7,450
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,807
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,843
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,315
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/36	3,325	2,961
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/34	1,000	1,038
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/37	500	516
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/38	250	256
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/39	500	510
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,008
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,020
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,278
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,192
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,224
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,271
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,782
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,062
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38	13,550	14,162
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/26	2,260	2,344
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/27	1,295	1,368
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/28	2,000	2,151
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/35	3,500	4,026
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/36	3,220	3,686
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/37	2,500	2,856
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,308
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,565
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	275	270
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/36	785	750
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/41	425	383
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,992
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,250	3,233
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,160
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,590
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,490
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,266
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,677
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,188
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,118
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,428
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,193
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,641
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	670	645
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	383
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	620	589
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	3,135	2,867
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/41	3,860	3,318
[1]	St. Johns County School Board COP	5.000%	7/1/40	1,525	1,705
[1]	St. Johns County School Board COP	5.000%	7/1/42	5,860	6,486
[1]	St. Johns County School Board COP	5.000%	7/1/43	3,860	4,253
[1]	St. Johns County School Board COP	5.000%	7/1/44	2,710	2,976
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	500

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,023
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,004
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,090
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,097
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,470
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,357
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,006
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/24	955	959
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/25	1,800	1,828
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/27	1,600	1,621
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/28	1,550	1,571
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,023
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,003
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,339
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,021
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,106
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,306
[9]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	11,516
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,464
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,680
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,710
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,490
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,629
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,414
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,664
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,896
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,359
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,524
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,692
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	306
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	321
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	623
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	407
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	326
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	299
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	407
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	567
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,157
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	358
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,180
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,006
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,275
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	276
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,613
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,467
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,730
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,247
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	614
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,622
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,621
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,880
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	616
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	634
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	658
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	686
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	709
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,017
[2]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,387
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,744
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,293
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,946
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,500
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,380
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	873
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,029
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,134
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,049
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,017

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,572
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,119
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,374
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,008
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	4,930	5,094
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/35	400	406
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/36	510	515
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/37	725	731
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/38	750	753
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/39	1,000	1,000
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	1,185	1,289
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/33	1,485	1,627
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/34	1,560	1,717
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/36	1,720	1,874
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/37	1,805	1,962
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/38	1,415	1,530
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/39	1,340	1,440
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/40	1,340	1,458
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/41	850	920
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/42	1,000	1,079
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/43	2,300	2,470
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/44	2,375	2,537
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	635
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,840
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,655
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,357
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,906
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,393
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/44	1,500	1,528
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,104
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,078
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,196
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,436
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	2,000
					3,447,968
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	9,962
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,495
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	9,943
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,342
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,516
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,582
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,016
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,385
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,298
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,434
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,783
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,900
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	11,091
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,152
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,148
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,768
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,856
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,538
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,584
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,948
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,440
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,536
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,531
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,193
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	2,012
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,152
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,016
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,696

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA GO	5.000%	12/1/39	7,840	8,896
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,792
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,210
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,298
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,620
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,440
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,326
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,217
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,227
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	14,748
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,052
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,280
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,218
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,072
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,428
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,096
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,519
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,951
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,712
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,787
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,079
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,735
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,214
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,428
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,747
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	921
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,127
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,494
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,657
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/36	1,000	1,016
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/37	1,290	1,305
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,355	1,360
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project)	2.200%	10/1/32	2,100	1,728
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,890
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,215	2,216
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	2,280	2,281
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	1,335	1,356
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	5,815	5,708
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	460
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,273
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	787
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	594
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	801
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	860
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,836
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,391
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,350
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/30	430	469
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/32	410	450
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/34	470	515
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/35	300	329
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/36	650	660

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/37	715	726
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/38	635	640
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	487
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	573
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	479
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	802
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	730
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	428
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	503
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	603
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	752
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	704
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,075
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,264
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	793
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	502
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,225
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,225
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	400
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,213
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	405
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	721
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	941
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,038
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,702
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,275
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,331
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,714
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,469
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,588
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,443
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,649
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/41	3,710	4,019
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	2,320	2,502
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/43	3,885	4,179
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,202
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	8,642
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	9,603
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	10,061
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,334
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,063
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,004
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,152
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,214
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,293
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,366
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,144
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,095
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,466
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,503
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,007
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,750	1,808
Dalton GA GO	5.000%	2/1/42	9,000	9,445
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,000	1,120
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	1,000	1,110
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	1,170	1,290

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	630	691
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,316
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,204
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,680	7,624
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/33	12,700	12,662
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	15,610	15,496
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,085
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,024
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,053
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,699
	Forsyth County School District GO	5.000%	2/1/35	3,790	4,033
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,388
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,262
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,100
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,258
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,107
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,716
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,728
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,969
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,871
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,340
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,215
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,507
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,250
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	405
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	618
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	554
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	581
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	519
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	902
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	933
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,865
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,913
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,075
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,674
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,616
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,600
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	1,870	1,815
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	1,945	1,882
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,953
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,725
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	12,037
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,641
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,367
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,551
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (North East Georgia Health System Inc. Project)	5.000%	10/15/30	8,695	9,564
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/34	21,755	23,502
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/35	12,095	13,057
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/36	7,715	7,797
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,510
	Gainesville School District GO	4.000%	11/1/35	1,000	1,042
	Gainesville School District GO	4.000%	11/1/36	1,000	1,034
	Georgia GO	5.000%	7/1/28	25,490	27,587
	Georgia GO	5.000%	7/1/29	10,730	11,827
	Georgia GO	5.000%	1/1/31	11,165	12,617

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	4.000%	2/1/31	2,765	2,771
	Georgia GO	4.000%	2/1/31	4,000	4,026
	Georgia GO	5.000%	7/1/31	10,955	11,768
	Georgia GO	5.000%	1/1/32	14,420	16,548
	Georgia GO	4.000%	2/1/32	4,000	4,025
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,734
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,420
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,220
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,305
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,475
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,543
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,276
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,439
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	983
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,214
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,181
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,216
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,738
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,044
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,349
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	1,014
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,513
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	616
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	619
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	417
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	522
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	929
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,751
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	782
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	634
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	834
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	528
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,506
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,704
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,318
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	765
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	383
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,352
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,166
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	735
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	729
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,402
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,547
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	606
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	560
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,509
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,475
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,619
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	830
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	557
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,199
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,763
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	683
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,299
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,095
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	772
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,151
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,284
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,461
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,087
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,394
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,093
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,089
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,807
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	40,842
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	28,831
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	5,215	5,252
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,095	1,100

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	5,845	5,867
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,371
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,643
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,564
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,252
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,543
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,692
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,999
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,175
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	751
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	594
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/40	10,000	10,348
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,279
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	10,145
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,393
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,178
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	1,800	1,733
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,325	1,267
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	750	711
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,651
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	515
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	518
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,036
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,294
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,377
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,170
	Gwinnett County School District GO	5.000%	8/1/26	10,435	10,869
	Gwinnett County School District GO	5.000%	8/1/27	15,615	16,597
	Gwinnett County School District GO	5.000%	2/1/39	15,000	16,156
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,392
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,031
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	455
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	649
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	867
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,204
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/32	850	898
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,092
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,994
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,630
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,959
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,774
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	61,225	61,446
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	26,601
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	165,865	166,935
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	67,725	71,199
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	57,085	57,558
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	170,305	181,480
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	43,065	45,541
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	147,748
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	72,725	77,151
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	111,445	119,331
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	75,910	81,493
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	77,735	82,809
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	48,740	52,506
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,122
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,336
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,906
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,775
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,823
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,143
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,616
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,436
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	847
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	5,010
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	5,310	5,523
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	485
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	765

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	772
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	937
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,102
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,311
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	1,019
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,341
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,075	2,094
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,810	2,836
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,241
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,241
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,739
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,565	1,672
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	513
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	434
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,830
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	597
[5]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	56,747
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	406
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	504
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	114
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,387
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	375
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	135
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	109
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	164
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/29	500	536
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/31	600	659
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/38	1,400	1,415
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/39	1,300	1,307
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/41	1,650	1,640
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,150
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,400
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,495
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	4,290	4,690
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,315
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	7,000	7,796
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,300	2,574
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,300	2,552
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,149
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,373
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	623
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	683
					2,473,131
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	770
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	624
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,040
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,148
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,070
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,250	1,352
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,091
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,330	1,451
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	1,325	1,458
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	3,000	3,300
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	2,000	2,217
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	3,100	3,436

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,475	1,646
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,800	2,008
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,600	1,770
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,607
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	1,350	1,495
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/44	1,000	1,075
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	523
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	526
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	397
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,093
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,270
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,208
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,031
Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	665
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,238
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,475
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,025	2,937
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,261
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,144
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,284
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,967
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,248
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,391
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,826
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,663
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,756
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	500	539
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,940
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,136
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,672
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,098
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,603
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,931
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,677
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,675	1,869
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,899
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,945	4,333
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	750	845
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,797
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,479
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,960
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	559
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,187
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	123
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/39	365	403
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/42	985	1,068
				171,579
Hawaii (0.7%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,172
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,597
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,652
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,649
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,243
Hawaii County HI GO	5.000%	9/1/28	1,000	1,031
Hawaii County HI GO	5.000%	9/1/30	1,000	1,031
Hawaii GO	5.000%	8/1/24	10,000	10,000
Hawaii GO	5.000%	4/1/25	19,785	20,051
Hawaii GO	5.000%	10/1/25	12,015	12,304
Hawaii GO	4.000%	4/1/28	5,050	5,115
Hawaii GO	5.000%	5/1/28	14,910	15,701
Hawaii GO	5.000%	10/1/28	8,080	8,418
Hawaii GO	5.000%	10/1/28	9,085	9,465
Hawaii GO	4.000%	4/1/29	13,400	13,557
Hawaii GO	5.000%	10/1/29	7,000	7,287
Hawaii GO	4.000%	4/1/30	14,190	14,354
Hawaii GO	4.000%	5/1/30	13,815	14,034
Hawaii GO	4.000%	10/1/30	1,885	1,898
Hawaii GO	4.000%	4/1/31	1,410	1,426
Hawaii GO	4.000%	10/1/31	5,000	5,024

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	4.000%	10/1/32	5,285	5,325
Hawaii GO	5.000%	1/1/33	10,750	11,393
Hawaii GO	4.000%	1/1/34	8,740	8,948
Hawaii GO	5.000%	1/1/34	8,745	9,265
Hawaii GO	5.000%	1/1/36	22,430	23,730
Hawaii GO	5.000%	1/1/36	13,000	14,076
Hawaii GO	5.000%	1/1/38	2,480	2,680
Hawaii GO, Prere.	5.000%	8/1/24	2,975	2,975
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,515
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,032
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	874
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,336
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	708
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,150
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,843
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	10,035
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	587
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,743
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,820
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,670
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,118
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,086
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,328
Honolulu HI City & County GO	5.000%	10/1/31	12,690	12,941
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,076
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,465
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,451
Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,991
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,843
Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,840
Honolulu HI City & County GO	4.000%	7/1/38	1,000	1,032
Honolulu HI City & County GO	5.000%	7/1/38	1,000	1,141
Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,611
Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,135
Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,841
Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,008
Honolulu HI City & County GO	5.000%	7/1/40	605	680
Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,119
Honolulu HI City & County GO	5.000%	7/1/41	890	1,006
Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,114
Honolulu HI City & County GO	5.000%	7/1/42	650	731
Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,109
Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,111
Honolulu HI City & County GO	5.000%	7/1/48	1,870	2,058
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,287
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,051
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,145
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,276
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,174
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,085
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,247
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,892
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,964
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,375
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,400
Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/42	4,000	3,722
Maui County HI GO	2.000%	3/1/39	2,365	1,746
Maui County HI GO	2.000%	3/1/40	2,425	1,744
Maui County HI GO	2.000%	3/1/41	1,485	1,044
University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,304
University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,914
University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,604
University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,307
				507,830
Idaho (0.1%)
Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,391
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	846
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,861
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,419

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,109
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,792
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,280
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,743
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,427
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	835
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,020
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,272
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,108
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,048
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,973
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,365	18,520
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,670	4,045
[2]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,902
[2]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,091
[2]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,084
[2]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,167
					70,984
Illinois (5.7%)
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,083
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,104
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,772
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,682
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,218
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,921
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,250
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	5,700	6,406
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	868
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	3,000	3,360
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	10,081
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	8,210
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,549
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	3,036
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,507
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,332
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,860
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,640	5,142
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,700	1,771
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,598
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,681
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,401
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,759
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,058
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,233
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,141
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,990	5,462
[1]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,671
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,533
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,109
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,334
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,122
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,173
[1]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,859
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,031
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,675
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,931
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,780
[1]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,153
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,537
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,158
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	370
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	287
[1,8]	Chicago Board of Education GO	0.000%	12/1/29	1,165	938
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,627
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,082
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,304
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,227
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,837

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,742
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,230
[1]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,574
	Chicago Board of Education GO	5.000%	12/1/30	6,750	7,129
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,673
[14]	Chicago Board of Education GO	5.500%	12/1/30	115	121
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	17,141
[8,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,431
	Chicago Board of Education GO	5.000%	12/1/31	600	625
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,841
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,797
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,677
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,606
	Chicago Board of Education GO	5.000%	12/1/33	2,155	2,261
	Chicago Board of Education GO	5.000%	12/1/34	700	721
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,021
	Chicago Board of Education GO	5.000%	12/1/34	6,735	7,058
	Chicago Board of Education GO	5.000%	12/1/35	750	771
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,046
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,187
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,308
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,043
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,460
	Chicago Board of Education GO	4.000%	12/1/37	27,630	26,793
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,725
	Chicago Board of Education GO	4.000%	12/1/38	20,000	19,084
	Chicago Board of Education GO	5.500%	12/1/38	13,985	15,194
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,536
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,704
	Chicago Board of Education GO	5.000%	12/1/41	100	103
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,762
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,806
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,915
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,113
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,307
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,307
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,968
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,401
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,419
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,608	1,608
	Chicago IL GO	5.000%	1/1/25	1,630	1,637
	Chicago IL GO	5.000%	1/1/26	1,050	1,054
	Chicago IL GO	5.000%	1/1/26	13,335	13,565
	Chicago IL GO	5.000%	1/1/26	5,000	5,086
	Chicago IL GO	5.000%	1/1/26	790	793
	Chicago IL GO	5.000%	1/1/27	3,605	3,655
	Chicago IL GO	5.000%	1/1/27	6,555	6,740
	Chicago IL GO	5.000%	1/1/28	8,000	8,322
	Chicago IL GO	5.000%	1/1/28	5,125	5,331
	Chicago IL GO	5.000%	1/1/29	3,000	3,159
	Chicago IL GO	5.000%	1/1/29	26,350	27,748
	Chicago IL GO	5.000%	1/1/30	9,540	10,135
[9]	Chicago IL GO	0.000%	1/1/31	875	680
	Chicago IL GO	5.000%	1/1/31	1,300	1,378
	Chicago IL GO	4.000%	1/1/32	500	502
	Chicago IL GO	5.000%	1/1/32	800	848
	Chicago IL GO	4.000%	1/1/33	1,525	1,528
	Chicago IL GO	5.000%	1/1/33	1,500	1,602
	Chicago IL GO	5.000%	1/1/33	1,000	1,079
	Chicago IL GO	5.000%	1/1/34	3,290	3,543
	Chicago IL GO	5.750%	1/1/34	2,500	2,593
	Chicago IL GO	4.000%	1/1/35	15,790	15,792
	Chicago IL GO	5.000%	1/1/35	2,315	2,491
	Chicago IL GO	5.500%	1/1/35	2,500	2,662
	Chicago IL GO	4.000%	1/1/37	1,461	1,443
	Chicago IL GO	4.000%	1/1/38	6,228	6,074
	Chicago IL GO	5.250%	1/1/38	1,250	1,353
	Chicago IL GO	5.250%	1/1/38	8,110	8,782
	Chicago IL GO	6.000%	1/1/38	1,500	1,557
[9]	Chicago IL GO	0.000%	1/1/39	25,420	13,329

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/39	2,500	2,739
	Chicago IL GO	5.500%	1/1/39	7,190	7,878
	Chicago IL GO	5.000%	1/1/40	1,500	1,545
	Chicago IL GO	5.500%	1/1/40	1,000	1,090
	Chicago IL GO	5.500%	1/1/43	500	530
	Chicago IL GO	5.000%	1/1/44	1,000	1,021
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,560
	Chicago IL GO, ETM	5.000%	1/1/28	875	933
	Chicago IL GO, Prere.	5.000%	1/1/25	870	875
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,184
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,651
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,460
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,384
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,555	17,496
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/38	1,000	1,144
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	2,000	2,274
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,112
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/42	2,545	2,832
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/43	2,500	2,770
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	2,000	2,212
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,419
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,560
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,755
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,111
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	1,250	1,405
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,113
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,558
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,660
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	1,000	1,004
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,083
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,005
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,045
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	4.300%	8/1/24	2,000	2,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,413
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,919
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,216
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,461
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,702
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,493
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,088
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,221
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	774
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,901
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	22,999
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,573
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,848
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,984
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,163
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,848
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,524
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,961
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	25,535

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	32,085	32,889
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	16,042
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,490
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,430	15,730
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,904
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,208
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,916
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,460
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,782
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,244
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	13,102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,225	5,398
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,086
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,469
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,198
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,555
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,285	2,517
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,704
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,340
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,981
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,626
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,444
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,737
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,125
	Chicago Park District GO	5.000%	1/1/25	625	629
	Chicago Park District GO	5.000%	1/1/26	515	527
	Chicago Park District GO	5.000%	1/1/27	1,000	1,022
	Chicago Park District GO	5.000%	1/1/27	2,085	2,170
	Chicago Park District GO	5.000%	1/1/27	1,000	1,041
	Chicago Park District GO	5.000%	1/1/28	1,000	1,019
	Chicago Park District GO	5.000%	1/1/28	1,420	1,503
	Chicago Park District GO	5.000%	1/1/28	1,140	1,206
	Chicago Park District GO	5.000%	1/1/29	985	1,003
[2]	Chicago Park District GO	5.000%	1/1/30	4,500	4,747
[2]	Chicago Park District GO	5.000%	1/1/30	1,000	1,021
	Chicago Park District GO	4.000%	1/1/31	1,250	1,282
	Chicago Park District GO	4.000%	1/1/31	505	518
[2]	Chicago Park District GO	5.000%	1/1/31	5,570	5,874
[2]	Chicago Park District GO	5.000%	1/1/31	1,600	1,687
[2]	Chicago Park District GO	5.000%	1/1/31	1,000	1,021
[2]	Chicago Park District GO	5.000%	1/1/31	2,000	2,042
[2]	Chicago Park District GO	5.000%	1/1/32	5,545	5,846
[2]	Chicago Park District GO	5.000%	1/1/32	5,000	5,272
[2]	Chicago Park District GO	5.000%	1/1/32	1,750	1,895
[2]	Chicago Park District GO	5.000%	1/1/33	1,720	1,813
[2]	Chicago Park District GO	5.000%	1/1/33	5,140	5,417
[2]	Chicago Park District GO	5.000%	1/1/33	2,000	2,040
[2]	Chicago Park District GO	5.000%	1/1/33	2,620	2,761
[2]	Chicago Park District GO	5.000%	1/1/33	3,455	3,732
[2]	Chicago Park District GO	4.000%	1/1/34	1,375	1,398
[2]	Chicago Park District GO	5.000%	1/1/34	1,640	1,728
[2]	Chicago Park District GO	5.000%	1/1/34	2,000	2,040
[2]	Chicago Park District GO	4.000%	1/1/35	2,240	2,273
[2]	Chicago Park District GO	5.000%	1/1/35	1,775	1,869
[2]	Chicago Park District GO	5.000%	1/1/35	2,715	2,930
[2]	Chicago Park District GO	4.000%	1/1/36	1,500	1,519
[2]	Chicago Park District GO	5.000%	1/1/37	1,000	1,075
	Chicago Park District GO	5.000%	1/1/38	400	446
	Chicago Park District GO	5.000%	1/1/38	4,000	4,464
	Chicago Park District GO	5.000%	1/1/39	2,670	2,839
[2]	Chicago Park District GO	5.000%	1/1/39	2,000	2,135
	Chicago Park District GO	5.000%	1/1/39	1,400	1,522
	Chicago Park District GO	5.000%	1/1/39	1,000	1,107
	Chicago Park District GO	5.000%	1/1/40	1,000	1,081

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/40	650	715
	Chicago Park District GO	5.000%	1/1/41	3,370	3,631
	Chicago Park District GO	5.000%	1/1/41	650	712
[2]	Chicago Park District GO	4.000%	1/1/42	4,595	4,550
	Chicago Park District GO	5.000%	1/1/42	400	436
	Chicago Park District GO	5.000%	1/1/43	480	521
	Chicago Park District GO	5.000%	1/1/44	500	541
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,130
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,062
[2,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.730%	8/1/24	3,070	3,070
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,079
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,316
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,668
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,107
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	3,087
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,235
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,228
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,631
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,661
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,202
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,734
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,782
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,803
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	6,340
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,381
[1]	Cook County IL GO	5.000%	11/15/26	2,500	2,613
	Cook County IL GO	5.000%	11/15/29	3,265	3,568
	Cook County IL GO	5.000%	11/15/31	2,000	2,074
	Cook County IL GO	5.000%	11/15/32	1,615	1,778
	Cook County IL GO	5.000%	11/15/33	1,390	1,528
	Cook County IL GO	5.000%	11/15/33	1,425	1,610
	Cook County IL GO	5.000%	11/15/34	1,180	1,218
	Cook County IL GO	5.000%	11/15/35	1,025	1,056
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	353
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	700
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	833
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	391
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,315
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,218
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,983
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,718
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,735
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,593
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,168
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,175
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	899
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	622
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,189
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,743
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	13,972
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	14,712
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	12,934
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	15,947
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,834
	Evanston IL GO	3.500%	12/1/38	2,000	1,908
[2]	Evanston IL GO	3.500%	12/1/39	2,000	1,908
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,303
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,385
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,485
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,510	8,996
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,134
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,045
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,677
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	603
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,287
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,097
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	559
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	703
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,043
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	477

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,045
Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	813
Illinois Finance Authority College & University Revenue	5.000%	4/1/32	9,000	10,233
Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	459
Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,045
Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	305
Illinois Finance Authority College & University Revenue	5.000%	4/1/34	6,500	7,576
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,313
Illinois Finance Authority College & University Revenue	5.000%	4/1/35	6,000	6,982
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	900
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,062
Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,791
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,017
Illinois Finance Authority College & University Revenue	5.250%	4/1/38	3,000	3,511
Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	187
Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,250	1,453
Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,111
Illinois Finance Authority College & University Revenue	5.250%	4/1/41	1,000	1,148
Illinois Finance Authority College & University Revenue	5.250%	4/1/42	1,250	1,428
Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,362
Illinois Finance Authority College & University Revenue	5.250%	4/1/43	2,375	2,703
Illinois Finance Authority College & University Revenue	5.250%	4/1/44	1,300	1,472
Illinois Finance Authority College & University Revenue	5.250%	4/1/45	1,600	1,805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,857
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,411
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,351
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,906
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,237
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,041
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,758
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,047
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,226
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	1,885	1,870
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,342
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,075
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,352
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	634
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,271
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,042
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,977
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,968
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,050
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,391
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	523
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,055	2,088
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,589
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,352
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,050
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	5,815	5,993
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,586
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,040
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,425
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,188
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,050
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,744
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,085
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,825
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,414
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,013
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,020
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,815
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,602
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,414
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	526
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,043
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,218
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,197
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,575
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	580

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,548
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,900	2,930
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	421
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,662
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,963
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,751
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,722
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,024
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	3,956
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,520
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,010
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,733
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,124
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,403
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,680
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,675	1,674
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	5,200	4,410
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,465	2,426
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,248
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	10,142
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,675	2,626
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	762
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,691
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	994
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,703
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	7,133
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,233
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,480
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	14,098
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	16,078
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,385	14,760
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,677
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,885
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,010
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,292
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,007
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	801
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,289
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,704
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,593
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,235
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,732
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,805
Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,236
Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,194
Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,379
Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,922
Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,142
Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,754
Illinois GO	5.000%	10/1/24	3,000	3,008
Illinois GO	5.000%	10/1/24	3,000	3,008
Illinois GO	5.000%	2/1/25	3,250	3,278
Illinois GO	5.000%	2/1/25	3,775	3,780
Illinois GO	5.000%	11/1/25	18,375	18,778
Illinois GO	5.000%	1/1/26	2,115	2,167
Illinois GO	5.000%	2/1/26	11,175	11,189
Illinois GO	5.000%	7/1/26	11,265	11,635
Illinois GO	5.000%	10/1/26	4,800	4,977
Illinois GO	5.000%	10/1/26	3,800	3,940
Illinois GO	5.000%	11/1/26	2,750	2,855
Illinois GO	5.000%	12/1/26	8,390	8,722
Illinois GO	5.000%	1/1/27	7,500	7,663
Illinois GO	5.000%	4/1/27	3,840	3,845
Illinois GO	5.000%	7/1/27	19,050	19,979
Illinois GO	5.000%	9/1/27	3,775	3,969
Illinois GO	5.000%	10/1/27	2,690	2,832

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/27	1,725	1,780
	Illinois GO	5.000%	11/1/27	5,330	5,617
	Illinois GO	5.000%	12/1/27	10,560	11,143
	Illinois GO	5.000%	2/1/28	11,305	11,754
	Illinois GO	5.000%	10/1/28	4,000	4,271
	Illinois GO	5.000%	11/1/28	42,580	44,714
	Illinois GO	5.000%	11/1/28	1,195	1,277
	Illinois GO	5.000%	1/1/29	4,055	4,135
	Illinois GO	5.000%	5/1/29	10,000	10,763
	Illinois GO	5.000%	5/1/29	5,000	5,382
	Illinois GO	5.000%	5/1/29	2,475	2,664
	Illinois GO	5.000%	7/1/29	10,000	10,787
	Illinois GO	5.000%	10/1/29	4,000	4,270
	Illinois GO	5.000%	11/1/29	18,795	19,737
	Illinois GO	5.000%	1/1/30	8,000	8,158
	Illinois GO	5.250%	2/1/30	8,945	8,957
	Illinois GO	5.000%	5/1/30	18,380	20,040
	Illinois GO	5.000%	5/1/30	2,420	2,639
	Illinois GO	5.000%	10/1/30	3,000	3,186
	Illinois GO	5.000%	5/1/31	34,015	37,527
	Illinois GO	5.000%	5/1/31	15,000	16,549
	Illinois GO	5.000%	5/1/31	2,500	2,758
	Illinois GO	3.500%	6/1/31	1,480	1,423
	Illinois GO	5.000%	5/1/32	24,500	27,312
	Illinois GO	5.000%	5/1/32	10,000	11,148
	Illinois GO	4.000%	6/1/33	5,880	5,885
	Illinois GO	5.000%	7/1/33	7,890	8,787
	Illinois GO	4.000%	10/1/33	7,000	7,094
	Illinois GO	5.000%	3/1/34	1,000	1,097
	Illinois GO	5.000%	5/1/34	3,010	3,158
	Illinois GO	5.000%	5/1/34	11,970	13,276
	Illinois GO	5.000%	7/1/34	16,535	18,365
	Illinois GO	4.000%	10/1/34	8,745	8,824
	Illinois GO	5.000%	5/1/35	3,500	3,667
	Illinois GO	5.000%	5/1/35	5,505	6,090
	Illinois GO	5.000%	7/1/35	15,395	17,056
	Illinois GO	5.000%	12/1/35	3,000	3,122
	Illinois GO	5.000%	5/1/36	4,000	4,411
	Illinois GO	5.000%	7/1/36	6,325	6,984
	Illinois GO	4.125%	10/1/36	9,500	9,567
	Illinois GO	5.000%	5/1/37	3,155	3,468
	Illinois GO	4.000%	7/1/37	9,830	9,829
	Illinois GO	4.000%	10/1/37	2,750	2,746
	Illinois GO	4.000%	3/1/38	7,275	7,275
	Illinois GO	5.250%	5/1/38	4,005	4,457
	Illinois GO	4.000%	10/1/38	3,250	3,238
	Illinois GO	5.000%	5/1/39	6,000	6,666
	Illinois GO	5.250%	5/1/39	4,500	4,990
	Illinois GO	5.500%	5/1/39	5,190	5,687
	Illinois GO	4.000%	10/1/39	2,545	2,519
	Illinois GO	4.000%	3/1/40	2,300	2,264
	Illinois GO	5.000%	5/1/40	6,500	7,186
	Illinois GO	5.250%	5/1/40	4,305	4,754
	Illinois GO	4.000%	10/1/40	1,500	1,469
	Illinois GO	3.000%	12/1/40	2,500	2,129
	Illinois GO	4.000%	3/1/41	1,860	1,821
	Illinois GO	5.000%	5/1/41	7,500	8,234
	Illinois GO	5.250%	5/1/41	3,000	3,298
	Illinois GO	5.250%	5/1/42	5,000	5,474
	Illinois GO	5.250%	5/1/43	4,105	4,477
	Illinois GO	5.250%	5/1/43	7,075	7,853
	Illinois GO	5.125%	10/1/43	7,000	7,585
	Illinois GO	5.250%	5/1/44	7,500	8,279
	Illinois GO	5.250%	5/1/45	6,000	6,598
	Illinois GO	5.000%	12/1/47	13,000	13,847
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,755
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,318
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	5,140	5,158
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,230	1,222
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	6,555	6,400

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,085	2,056
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	17,710	17,984
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,900	11,370
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,379
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,171
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,054
[2]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,524
[2]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,845
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,164
[2]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,101
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	933
	Illinois Sales Tax Revenue	3.000%	6/15/33	2,275	2,123
	Illinois Sales Tax Revenue	5.000%	6/15/33	3,160	3,552
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,180
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,167
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,195
	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	16,255
	Illinois Sales Tax Revenue	5.000%	6/15/43	13,500	14,558
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,247
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,219
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,415
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,666
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	1,170	1,256
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	1,990	2,108
[14]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,067
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,289
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,482
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	25,007
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,148
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	23,622
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,227
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,178
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,777
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,041
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,203
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,763
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,234
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,642
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	17,378
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,050
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,152
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	11,825	13,666
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,743
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,019
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,042
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	6,280
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	2,445	2,474
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,733
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	41,324
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,775
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	31,010	30,951
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	8,835	9,220
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	30,885
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,473
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	32,235	35,400
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	10,175	11,329
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,670	3,573
[1]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,221
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,568
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,899
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,217
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,390
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,922
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,960
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,906
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	926
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	775
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,045
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	196

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	423
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	258
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	227
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	236
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	235
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	284
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	371
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	356
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	293
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	277
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,782
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,420
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,477
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	7,111
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,444
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	256
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	262
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	334
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	722
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,713
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	541
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	23,484
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	28,487
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,763
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,392
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,727
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,373
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	18,762
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	23,000	23,737
[7,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	3,805	3,967
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	32,913
[1,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	93
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	194
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	34,270
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	56,664
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	705
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	29,169
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	627
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	30,976
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,201
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	470
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	543
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,603
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,203
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	4,415	2,751
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,585
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	10,340	6,161
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	871
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	12,300	7,172
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	11,877
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	269
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	16,531
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	1,046
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	256
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	17,981
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,370
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	11,285	11,100
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	9,060	9,061
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,506
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.500%	6/15/29	5,185	5,406
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,957
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,160
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,377
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,600
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,828
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,320
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,490
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	452
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	10,470	10,058

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	487
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,787
[1]	Mundelein IL GO	4.000%	12/15/27	500	513
[1]	Mundelein IL GO	4.000%	12/15/28	500	516
[1]	Mundelein IL GO	4.000%	12/15/29	500	516
[1]	Mundelein IL GO	4.000%	12/15/32	1,000	1,025
[1]	Mundelein IL GO	4.000%	12/15/39	2,000	1,992
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,186
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,290
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,296
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,451
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,722
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,264
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,225
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,979
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,726
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	785
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	529
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	641
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	349
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,141
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	485
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	746
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	986
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	798
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	859
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	797
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,644
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,104
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	757
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	553
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	781
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,356
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	919
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,833
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	747
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	785
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	726
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,527
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,142
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,464
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,454
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,690
	Romeoville IL GO	5.000%	12/30/26	3,480	3,644
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,578
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	22,565
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,847
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,609
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,537
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,517
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	13,156
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,811
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	20,814
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,364
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,535
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,683
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,689
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,963
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	2,007
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,417
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,462
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	3,000	3,024
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,268
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,643
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,117
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,217
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,040
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,874
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,568
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,727

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,085
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	949
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,254
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	3,089
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,386
[7]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,385
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,568
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	429
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/38	3,800	4,335
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/39	6,000	6,796
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/40	5,195	5,952
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/41	5,000	5,702
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/42	4,000	4,542
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/43	3,750	4,228
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/44	2,000	2,242
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,079
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,004
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,424
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,004
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,004
[2]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,321
[2]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,367
[2]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,310
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,016
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,624
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,918
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	539
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,818
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,290
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,028
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,420
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,175
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,344
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,580
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	777
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	555
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,024
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,420
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	356
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	839
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	943
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,074
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,070
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	799
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,987
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,442
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,818
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	7,000
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,883
					4,224,778
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,078
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,434
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,391
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,932
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,860
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/39	1,000	1,112
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,987
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,080
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	798
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,740
[4]	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,250	1,380
[4]	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/43	1,500	1,641
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,031
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	778
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,377
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	787
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,310
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,183

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,308
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,071
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,306
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,877
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,363
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	362
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	403
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,083
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,062
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,227
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,166
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,303
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,105
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,301
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,546
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,875
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,082
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,732
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,549
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,025
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,034
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,764
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,177
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,005
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,369
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,340
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,612
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,984
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	7,797
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,225
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,351
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,284
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,005
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,721
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,570	2,710
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	23,188
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,350	1,429
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,721
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	2,830	3,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,031
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	2,975	3,175
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,707
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,044
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,414
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,061
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,238
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,266
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,068
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,936
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,495
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,528
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,101
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,141
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,144
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,321
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	853
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	902
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	895
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,143
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,153
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,957
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,613
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,146
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,648
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,141
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,161
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,360
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,826

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,358
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	5,175
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,099
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	508
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,340	1,319
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	7,545	7,302
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,540	1,634
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,697
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,145
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,718
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,296
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,540
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,219
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,508
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,677
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,577
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,306
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,694
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,389
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,842
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,541
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	683
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	691
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,391
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,466
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,671
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,788
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	1,400	1,561
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,763
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,272
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,114
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,645
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,634
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,090
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,761
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	3,958
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,387
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,569
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	2,963
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,213
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,223
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	5,260	5,872
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,169
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,556
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,129
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,988
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,660
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,994
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,420	2,677
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,205
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,262
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,742
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,658
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/29	1,250	1,252
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/30	1,375	1,377
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/32	2,000	2,002
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/34	1,950	1,951
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/35	2,350	2,351
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/36	2,425	2,426
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,479
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,347
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,818
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,982
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,064
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	474
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,389
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,164
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,655
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,496
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/39	600	672

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/41	1,000	1,107
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/42	1,215	1,341
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/43	1,180	1,297
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/44	2,200	2,409
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/40	1,150	1,291
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	4,075	4,539
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	2,260	2,499
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,918
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,593
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,644
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,294
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,886
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	310
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	208
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	727
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,222
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,019
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,490
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,585
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,120
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,236
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,367
					752,439
Iowa (0.2%)
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/42	5,045	5,066
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,352
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,238
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,364
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,631
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,596
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	4.000%	12/1/32	14,250	14,953
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	5.000%	12/1/42	24,000	25,377
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,075	4,077
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,050	3,919
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,065	1,046
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	778
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,247
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,317
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,938
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,066
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,168
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,278
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,624
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,753
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,882
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,021
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,783
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,832
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	868
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,494
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,523
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,314
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	434
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,545
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,357
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,838
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,011
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	4,002
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,090	1,091
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	944
	University of Iowa Fcilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,190
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,459
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,519
					142,895
Kansas (0.3%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,562
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,110
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,090

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,084
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,847
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,133
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,634
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,858
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,432
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,023
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,179
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,856
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	594
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	493
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	490
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	489
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	487
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	630
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue (Courthouse & Medical Examiners Facility Projects)	4.000%	9/1/27	20,000	20,379
	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,836
	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,341
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,001
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,038
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	8,000	8,820
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	10,945	12,257
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,358
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/41	2,500	2,848
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/42	2,500	2,830
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/43	4,050	4,562
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	10,643
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,107
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,448
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,899
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,661
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/42	3,820	4,117
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	460
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	356
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	962
[5]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,000	1,033
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	931
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	320	313
[1,4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/40	1,080	1,168
[1,4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/42	1,000	1,074
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,081
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,628
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,352
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,526
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,300
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,449
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,485
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,031
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,020
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,020
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,703
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,265
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,973
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,945
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,304
[1]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,450
[1]	Unified School District No. 489 GO	5.000%	9/1/36	600	662
					192,959
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	624
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	278
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	397
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,450
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	467
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,274
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	984
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	460

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	370
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/25	720	724
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,304
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,506
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/28	1,260	1,282
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,016
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,763
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	10,250	10,250
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,980
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	193
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	242
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	200
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,933
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,387
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,449
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,467
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,488
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,981
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,841
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,833
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/43	2,470	2,553
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,186
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,343
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,513
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,682
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,865
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,424
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,488
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,180
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,889
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,131
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,014
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,141
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,825
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,041
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,560
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,353
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,827
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,660
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,605
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,255
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,942
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,993
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,459
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	6,600	6,640
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,606
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,486
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,080
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,049
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,555
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,924
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,272
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,172
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,048
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,138
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,281
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,552
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,083
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,488
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,361
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/32	3,090	3,280
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/32	6,340	6,826
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	37,855	37,943
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	35,420	35,502
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,823
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,469
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	95,810	101,520
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	92,730	92,848
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	90,895	98,958

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	141,205	151,955
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,355
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,925
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,122
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,122
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,063
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,368
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,137
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,255
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,426
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,532
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,927
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,601
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,266
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,392
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,941
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	2,330	2,347
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,805	2,004
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,975	1,954
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,159
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,320	6,776
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	21,050
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,333
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,310
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	6,107
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/41	4,000	4,055
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,840
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,578
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,365
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	894
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,993
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	775
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,349
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,318
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,505
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,076
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,400
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,257
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,220
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	13,059
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,696
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,189
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,077
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,012
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,487
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,167
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,561
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,663
	University of Kentucky College & University Revenue	4.000%	4/1/42	10,000	10,070
	University of Kentucky College & University Revenue	4.000%	4/1/43	9,610	9,633
[1]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,349
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	852
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,431
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,459
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,946
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,211
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,523
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,713
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,634
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	1,970
					1,061,968
Louisiana (0.9%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,003
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,003
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,003
[5,6]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	17,449	17,449
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,710
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,847

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,872
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,574
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,092
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,333
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,534
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	985
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,061
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	841
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,575
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	597
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	566
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	702
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	850
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	1,020
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,442
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,771
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,715
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,458
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,243
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,704
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,600
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,680
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,249
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,247
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,353
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	43,000	43,463
	Louisiana GO	5.000%	2/1/27	5,325	5,593
	Louisiana GO	5.000%	2/1/28	5,000	5,350
	Louisiana GO	5.000%	5/1/29	14,815	15,014
	Louisiana GO	5.000%	2/1/30	9,000	9,962
	Louisiana GO	5.000%	5/1/30	2,950	2,989
	Louisiana GO	5.000%	10/1/30	2,000	2,103
	Louisiana GO	5.000%	2/1/31	10,000	11,215
	Louisiana GO	5.000%	2/1/33	6,000	6,907
	Louisiana GO	5.000%	2/1/34	7,000	8,143
	Louisiana GO	4.000%	10/1/34	10,710	10,885
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/42	4,804	4,834
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,674
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,306
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,220
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,396
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,109
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,302
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,280
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	27,976
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	45,745
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,332
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,704
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,879
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,423
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	11,500	11,340
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,009
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,300
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,741

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,674
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,615
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,401
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,654
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,786
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,925
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,060
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,824
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,518
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,075
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,265
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,715
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/35	775	879
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	280
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/39	4,000	4,024
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/40	2,000	2,005
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,919
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,563
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,096
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,477
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,222
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,949
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,185
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,148
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,325
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,520	1,538
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,066
[5,6]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	9/3/24	11,200	11,200
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,338
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,260
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,680
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,347
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,491
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,786
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,952
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,060
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,356
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,566
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,049
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,833
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,208
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,051
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,048
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,549
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,198
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,722
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,584
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,189
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	10,825	10,477
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,658
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	13,425	13,447
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,614
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,511
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,366

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	4,051
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,743
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,701
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,368
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,397
					668,261
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	937
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,121
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,707
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,356
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	376
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	365
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	376
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	484
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,373
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	874
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	722
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,607
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	673
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,085
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	619
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,086
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,442
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,087
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	553
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,373
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,083
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,788
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	357
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,485
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,163
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,532
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,509
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	357
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,583
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,005
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,681
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	302
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,120
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,374
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,296
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,087
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,960
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,989
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,135
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,191
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,341
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,127
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,154
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,628
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/46	325	220
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,795	1,794
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,561
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,869
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,109
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,216
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,169
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,132
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	463
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	878
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	753
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	671
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,007
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,063

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,182
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,851
					88,401
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,130
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,340
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,103
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,737
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,097
	Baltimore County MD GO	4.000%	3/1/38	5,000	5,236
	Baltimore County MD GO	5.000%	7/1/42	8,030	9,084
	Baltimore County MD GO	5.000%	2/1/43	2,395	2,698
	Baltimore County MD GO	5.000%	7/1/43	8,440	9,500
	Baltimore County MD GO	5.000%	7/1/44	8,875	9,953
	Baltimore County MD GO	5.000%	2/1/45	2,355	2,634
	Baltimore County MD GO	5.000%	7/1/45	1,795	2,006
	Baltimore County MD GO	5.000%	7/1/46	1,885	2,100
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	179
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	200
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	281
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	184
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	184
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	234
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	239
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	259
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	537
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	267
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	882
	Charles County MD GO	5.000%	10/1/27	4,155	4,433
[13]	Freddie Mac Pool	3.650%	12/1/37	16,481	15,879
[13]	Freddie Mac Pool	3.600%	1/1/41	7,513	6,892
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/29	895	846
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,029
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,043
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,112
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,035
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	922
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,247
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,490
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,722
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/42	6,985	7,108
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,623
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,065
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,400
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	915	914
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	865	892
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,343
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	31,727
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,938
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,082
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	29,998
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	16,140
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	565	590
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/33	1,880	1,977
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	1,100	1,148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/37	600	627
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/38	500	522
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/39	500	519
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,759
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,047
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,400
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,099
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,943
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,312
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,035	967

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	5.000%	3/15/26	10,000	10,340
	Maryland GO	5.000%	8/1/26	54,710	57,010
	Maryland GO	5.000%	8/1/26	20,000	20,841
	Maryland GO	5.000%	8/1/27	8,165	8,683
	Maryland GO	5.000%	6/1/28	10,000	10,802
	Maryland GO	5.000%	8/1/28	4,500	4,764
	Maryland GO	3.250%	8/1/30	9,000	8,966
	Maryland GO	5.000%	6/1/31	3,565	4,051
	Maryland GO	3.500%	3/15/32	10,000	10,022
	Maryland GO	5.000%	3/15/37	25,000	28,773
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/42	2,035	2,169
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/43	2,320	2,466
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	368
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	422
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	686
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	412
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	479
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	451
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	1,515	1,405
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	70
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	276
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	213
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	240
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,127
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,879
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,512
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	584
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	166
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,327
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,623
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	438
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	298
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,255
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	876
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,698
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,130
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,659
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	986
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,007
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,001
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,628
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,722
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,519
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,523
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	729
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,422
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,762
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,545
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	870	851
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,115	3,088
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,845
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	455	455
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.150%	7/1/41	71,415	71,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	1,967
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	460	483
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,350	1,441
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	1,510	1,637
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,365
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,069
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,472

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,044
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,939
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,965
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,554
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,401
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,213
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,179
Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,741
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,365
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,339
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,336
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,422
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,982
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,391
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,056
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,335
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,204
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	3,000	3,419
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	5,000	5,671
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,646
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	1,500	1,686
Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,552
Montgomery County MD GO	5.000%	11/1/24	15,390	15,467
Montgomery County MD GO	3.000%	11/1/36	16,000	14,909
Montgomery County MD GO	5.000%	8/1/37	10,100	11,546
Montgomery County MD GO	4.000%	8/1/40	11,250	11,567
Prince George's County MD COP	5.000%	10/1/43	4,500	4,712
Prince George's County MD GO	5.000%	7/15/26	22,685	23,607
Prince George's County MD GO	4.000%	7/15/30	7,500	7,719
Prince George's County MD GO	4.000%	7/15/31	1,000	1,041
Prince George's County MD GO	3.000%	7/15/33	14,000	13,357
Prince George's County MD GO	5.000%	8/1/41	4,400	5,036
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	4,060	4,068
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,034
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,193
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	971
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	775
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,112
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	505
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	808
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	540
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	756
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,007
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,255
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,503
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,718
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,140
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,321
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,272
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,517
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,294
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	10,220	10,511
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	1,020	1,049
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/43	11,050	11,148
				909,273
Massachusetts (1.9%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	997
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,008
Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,644
Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,481
Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	43,323
Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,937
Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,526
Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,340
Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,582
Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,469
Commonwealth of Massachusetts GO	5.000%	5/1/30	1,080	1,206
Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,120
Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	57,371

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,439
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	13,002
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,881
	Commonwealth of Massachusetts GO	5.000%	5/1/34	1,300	1,530
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,181
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,398
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	25,087
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,746
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,775
	Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,494
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,691
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	21,022
	Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,143
	Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,817
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,433
	Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,364
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,595
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	4,027
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,247
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,412
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,535
	Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,369
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,962
	Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	8,877
	Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,806
	Commonwealth of Massachusetts GO	5.000%	5/1/41	10,000	10,667
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,800	2,042
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,211
	Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	6,957
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,217
	Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	6,017
	Commonwealth of Massachusetts GO	5.000%	5/1/42	3,000	3,383
	Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	12,155
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,317
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,223
	Commonwealth of Massachusetts GO	5.000%	5/1/43	5,000	5,610
	Commonwealth of Massachusetts GO	5.250%	9/1/43	18,000	19,181
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	24,102
	Commonwealth of Massachusetts GO	5.000%	11/1/43	7,000	7,854
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,548
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,500	2,793
	Commonwealth of Massachusetts GO	5.000%	11/1/44	2,500	2,793
	Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,446
	Commonwealth of Massachusetts GO	5.000%	7/1/45	19,050	20,363
	Commonwealth of Massachusetts GO	5.000%	5/1/47	5,355	5,903
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	30,882
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	11,972
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,669
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,148
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/35	8,450	9,001
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	627
	Lowell MA GO	4.000%	8/1/37	1,695	1,779
	Lowell MA GO	3.000%	9/1/37	2,400	2,236
	Lowell MA GO	4.000%	8/1/38	1,410	1,468
	Lowell MA GO	3.000%	9/1/38	2,490	2,286
	Lowell MA GO	3.000%	9/1/39	2,000	1,813
	Lowell MA GO	4.000%	8/1/40	1,850	1,886
	Lowell MA GO	4.000%	8/1/41	2,000	2,025
	Marblehead MA GO	2.000%	7/15/41	1,255	897
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	240
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	260
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,500	6,336
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,375	16,780
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,325
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,000	9,450
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15,515	18,526
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,905
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	809
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	1,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,890	11,859

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,852
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,256
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	944
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	920
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,251
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,315
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	744
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	687
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	981
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,220
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,289
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,708
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,312
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	9,053
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,640	2,970
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,265	5,955
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	3,685	4,141
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	8,140	9,113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,000	10,016
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	7,000	7,760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	4,750	5,247
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	3,000	3,099
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,651
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,125	1,236
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	1,325	1,483
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	376
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	346
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	626
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	600	601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	809
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	173
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,370
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,506
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	440
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,615
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,050
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	457
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	14,895
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	888
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,305
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,570
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,828
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	20,000	22,029
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	532
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	578
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	19,460
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,031
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,360
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,147
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	348

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,568
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	187
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	651
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	216
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	683
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,431
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,375	1,390
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,842
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	36,719
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	823
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,849
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,738
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	355
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	624
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	31,445
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,919
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,093
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,016
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,745
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,255	1,295
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/29	2,365	2,441
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/30	2,485	2,565
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/32	2,000	2,060
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,955	2,010
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/38	5,000	5,073
[15]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,094
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,618
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,786
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,480	2,423
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,009
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,472
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,503
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,243

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,179
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,088
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,756
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,306
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	6,934
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,180
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	29,008
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	21,028
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,943
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	56,807
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,992
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,102
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,082
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,464
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,576
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,807
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,953
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	826
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,311
	Tisbury MA GO	4.000%	8/15/37	1,815	1,899
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,678
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	1,000	1,080
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,096
[1]	Worcester MA GO	4.000%	2/15/38	1,350	1,416
[1]	Worcester MA GO	4.000%	2/15/39	1,805	1,857
[1]	Worcester MA GO	4.000%	2/15/41	2,460	2,495
[1]	Worcester MA GO	4.000%	2/15/42	2,485	2,504
	Worcester MA GO	4.000%	2/15/42	1,510	1,521
	Worcester MA GO	4.000%	2/15/43	3,315	3,306
	Worcester MA GO	4.000%	2/15/44	3,680	3,672
					1,423,676
Michigan (2.6%)
[17]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,184
[17]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,538
[17]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,640
[17]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,373
[17]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	1,009
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,119
[17]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,012
[17]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,547
[17]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,157
[17]	Berkley School District GO	5.000%	5/1/40	450	509
[17]	Berkley School District GO	5.000%	5/1/41	775	868
[17]	Berkley School District GO	5.000%	5/1/42	1,050	1,169
[17]	Berkley School District GO	5.000%	5/1/43	1,470	1,626
[17]	Berkley School District GO	5.000%	5/1/44	3,020	3,329
	Bloomfield Hills School District GO	5.000%	5/1/31	750	847
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,216
	Bloomfield Hills School District GO	5.000%	5/1/42	550	603
	Bloomfield Hills School District GO	5.000%	5/1/43	500	547
[17]	Chippewa Valley Schools GO	5.000%	5/1/25	755	766
[17]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,023
[17]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,867
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,083
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,097
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,076
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	800	813
[17]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,579
[17]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,734
[1,17]	Detroit City School District GO	5.250%	5/1/27	1,210	1,283
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,777
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	3,250	3,599
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,645
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	3,000	3,385
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,509
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,808
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/41	3,250	3,548
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/42	2,000	2,174
	Detroit MI GO	5.000%	4/1/32	800	869

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit MI GO	5.000%	4/1/33	400	432
	Detroit MI GO	5.000%	4/1/34	400	431
	Detroit MI GO	5.500%	4/1/36	435	474
	Detroit MI GO	5.000%	4/1/37	700	750
	Detroit MI GO	5.500%	4/1/40	680	732
	Detroit MI GO	6.000%	5/1/43	475	547
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,161
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,062
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,012
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,453
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,375
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,681
[17]	East Lansing School District GO	5.000%	5/1/28	695	730
[17]	East Lansing School District GO	5.000%	5/1/29	500	526
[17]	East Lansing School District GO	5.000%	5/1/30	615	647
[17]	East Lansing School District GO	5.000%	5/1/31	1,955	2,057
[17]	East Lansing School District GO	5.000%	5/1/33	755	793
[17]	East Lansing School District GO	5.000%	5/1/34	1,540	1,619
[17]	East Lansing School District GO	5.000%	5/1/36	1,125	1,180
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,551
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,299
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,038
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/42	2,320	2,340
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/43	2,410	2,411
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/45	2,580	2,538
	Grand Rapids MI GO	5.000%	4/1/41	590	665
	Grand Rapids MI GO	5.000%	4/1/42	1,560	1,751
	Grand Rapids MI GO	5.000%	4/1/43	1,090	1,217
	Grand Rapids MI GO	5.000%	4/1/44	855	951
[1]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,205
[1]	Grand Rapids Public Schools GO	5.000%	5/1/39	750	852
[1]	Grand Rapids Public Schools GO	5.000%	5/1/40	1,050	1,180
[1]	Grand Rapids Public Schools GO	5.000%	5/1/41	1,200	1,331
[1]	Grand Rapids Public Schools GO	5.000%	5/1/42	1,225	1,353
[1]	Grand Rapids Public Schools GO	5.000%	5/1/43	1,700	1,868
[1]	Grand Rapids Public Schools GO	5.000%	5/1/44	1,450	1,586
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,814
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,183
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,836
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,820
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,764
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,893
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,505
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,592
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,678
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	5,132
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,799
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,581
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	3,000	3,431
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,879
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,243
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,130
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,723
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,288
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,914
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,345
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,143
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,521
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,788
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,416
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	65,730
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,710
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	953
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,318
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,030
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,553
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,985
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,276
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,178
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,640

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,300
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,306
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	926
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,488
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	833
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,516
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,114
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,032
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,588
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,594
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,138
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,046
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,665
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	827
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,753
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,728
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,096
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,826
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,144
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,090
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,912
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,138
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,996
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	678
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,984
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	788
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,991
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,137
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,712
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,478
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,984
[5]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.250%	8/1/24	18,180	18,180
[17]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,327
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,758
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,449
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,391
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,066
[17]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,431
[17]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,082
[17]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,178
[17]	Hudsonville Public Schools GO	4.000%	5/1/35	560	574
[17]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,050
[17]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,049
[17]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,488
[17]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,062
[17]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,077
[17]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,312
	Huntington Woods MI GO	3.000%	10/1/40	1,440	1,207
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,526
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,719
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,807
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,847
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,963
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,756
[1]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,219
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,254
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,020
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,169
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,353
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,759
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,062
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,775
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,071
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,026
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,227
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,508
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,775
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,188
[17]	Lake Orion Community School District GO	4.000%	5/1/30	575	600

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Lake Orion Community School District GO	4.000%	5/1/31	400	418
[17]	Lake Orion Community School District GO	4.000%	5/1/32	500	524
[17]	Lake Orion Community School District GO	4.000%	5/1/33	600	627
[17]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,140
[17]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,616
[17]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,653
[17]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,125
[17]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,345
[17]	Lake Orion Community School District GO	4.000%	5/1/38	800	827
[17]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,120
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	3,265	3,447
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	3,120
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,258
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,293
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	4,194
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,343
[1]	Lansing MI GO	4.000%	6/1/39	3,570	3,644
[1]	Lansing MI GO	4.000%	6/1/40	1,000	1,016
[1,17]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,310
[1]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,771
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,692
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,719
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,645
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,113
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,304
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,909
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,616
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,172
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,033
[17]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,365
[17]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,104
[17]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,386
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,051
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,346
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,149
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,631
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,257
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	736
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	670
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	271
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	748
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	782
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,231
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,082
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,284
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,023
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,064
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,076
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,081
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,381
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,530
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,650
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,048
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	435
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	447
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	908
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	946
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	982
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	994
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	397
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	563
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	631
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	642
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	625
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,405
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,701
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,808
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,684
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,012
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,135

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,222
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,203
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	879
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,943
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,193
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,612
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,435
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,010
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,510
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,745
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,025
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,096
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,713
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,604
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,928
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,283
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,679
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/31	1,000	1,087
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,464
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,809
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/32	1,475	1,618
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,781
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,578
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/33	1,000	1,101
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/33	1,000	1,106
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,170
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/34	1,000	1,115
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/34	1,000	1,131
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,210
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,065
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,377
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,398
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,174
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,172
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,932
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,149
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,258
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,336
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,402
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/37	1,800	2,017
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,045
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,305
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,854
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,740
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,174
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,640
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/39	1,850	2,046
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,779
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/41	1,100	1,206
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,241
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/43	1,375	1,496
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,832
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,040
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,310	1,316
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,000
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,020
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,196
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,358
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	2,310	2,400
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	1,320	1,395
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	2,200	2,350
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	1,020	1,088
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/32	1,225	1,302
Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,109
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/33	1,095	1,164
Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,203
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/34	1,440	1,530
Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,075
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/35	1,525	1,617
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/36	2,045	2,170

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	2,515	2,653
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	2,110	2,214
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	900	901
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,308
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,384
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,370
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,252
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,506
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,519
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,367
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,013
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,159
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,544
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,062
[1]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,546
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	512
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,873
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,594
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,532
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,400
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,593
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,245
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,635
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,325
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,719
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,689
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,955
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,513
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	710
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,534
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,013
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	861
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,033
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,110
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,364
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,837
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,635
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,336
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,467
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/34	3,625	3,744
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,662
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,296
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,146
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	14,738
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,612
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,609
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,653
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,746
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,220
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,073
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,651
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,784
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	1,026
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/37	1,000	1,147
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/38	450	512
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/41	1,000	1,115
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,151
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,249
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,637
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,421
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,483
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,956
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,178
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,690
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,416
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,702
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,094
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,625	7,625
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,750	2,734
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,085	2,083

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	2,995	2,961
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,655	1,611
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	10,750	11,131
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	26,625	28,452
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,891
	Michigan State University College & University Revenue	5.000%	2/15/30	900	977
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,569
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,493
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,096
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,284
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,401
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,999
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,782
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,017
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,316
	Michigan State University College & University Revenue	5.250%	8/15/46	18,180	20,441
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,810	1,850
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,512
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,216
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,398
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,197
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	23,110	23,815
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	25,285	25,762
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	16,921
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,029
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,285
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	12,021
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	19,405
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	25,578
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	35,434
[17]	Midland Public Schools GO, Prere.	5.000%	5/1/25	1,000	1,014
[17]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,109
[17]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,177
[17]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,254
[17]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,808
[17]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,099
	Northville Public Schools GO	5.000%	5/1/40	880	964
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,361
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,766
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,080
	Oakland University College & University Revenue	5.000%	3/1/25	540	546
	Oakland University College & University Revenue	5.000%	3/1/27	785	808
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,279
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,776
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,399
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,206
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,447
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,812
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,422
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,823
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,250
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,065
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,659
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,655
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,731
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,832
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,481
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,640
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,813
[17]	Okemos Public Schools GO	5.000%	5/1/41	400	445
[17]	Okemos Public Schools GO	5.000%	5/1/42	1,150	1,275
[17]	Okemos Public Schools GO	5.000%	5/1/43	550	607
[17]	Okemos Public Schools GO	5.000%	5/1/44	600	659
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,564
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,283
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,502
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,187
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,816
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,331
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,571

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,929
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,933
[17]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,062
[17]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,544
[17]	Rockford Public Schools GO	5.000%	5/1/38	670	753
[17]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,924
[17]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,924
[17]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,441
[17]	Rockford Public Schools GO	5.000%	5/1/42	3,700	4,080
[17]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,425
[17]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,330
[17]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,392
[17]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,469
[17]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,029
[17]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,059
[17]	Saginaw City School District GO	4.000%	5/1/36	700	719
[17]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,320
[17]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,147
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,314
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,083
	Southfield MI GO	3.000%	5/1/33	2,630	2,433
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,190
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,034
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,685
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,517
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,250
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,368
[17]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,334
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,557
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,457
[17]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,495
[17]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,791
[17]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,529
[17]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,501
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,521
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,809
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,611
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	890
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,547
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	705
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,815
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,553
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	694
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	872
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	825
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,351
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	798
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,976
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,341
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,446
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,643
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	817
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,931
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	675
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,485
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	674
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,320
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	939
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	637
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,500
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,388
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,727
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,778
	West Ottawa Public Schools GO	5.000%	5/1/44	1,700	1,870
[1]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	217
[1]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	434
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	242
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	439
[1]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	221
[1]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	650

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	275
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	661
[1]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	660
[1]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	220
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	439
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	658
[1]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	273
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	442
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	218
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	543
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	244
[1]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	432
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,909
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,958
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,015
[2]	Zeeland Public Schools GO	5.000%	5/1/43	1,730	1,870
					1,882,548
Minnesota (1.2%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/40	1,575	1,604
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/41	1,640	1,656
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/42	1,705	1,715
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	269
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	544
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	551
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,251
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	3,046
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,556
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,481
[13]	Freddie Mac Pool	3.100%	2/1/40	5,970	5,354
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	335
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	419
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	721
	Goodridge Independent School District No. 561 GO	4.000%	2/1/39	1,265	1,295
	Goodridge Independent School District No. 561 GO	4.000%	2/1/40	1,315	1,337
	Goodridge Independent School District No. 561 GO	4.000%	2/1/41	1,370	1,386
	Hennepin County MN GO	5.000%	12/1/29	3,545	3,930
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,560
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,425
	Hennepin County MN GO	5.000%	12/15/37	8,000	8,595
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,430
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,632
	Hennepin County MN GO	5.000%	12/1/41	7,005	7,947
	Hennepin County MN GO	5.000%	12/1/42	7,355	8,309
	Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,925
	Mankato Independent School District No. 77 GO	4.000%	2/1/43	10,470	10,437
	Mankato Independent School District No. 77 GO	4.000%	2/1/44	3,965	3,923
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,008
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,375
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,440
	Metropolitan Council GO	4.000%	3/1/41	3,080	3,117
	Metropolitan Council GO	4.000%	3/1/42	1,970	2,002
	Minneapolis MN GO	3.000%	12/1/32	730	693
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,791
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,968
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	19,440	20,645
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	26,953
[5,6]	Minneapolis MN St. Paul Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	7,000	7,000
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,289
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,656
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	616
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,573
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	720
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	579
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,140
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	662
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	678
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	949
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	912

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	979
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	978
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,235
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,396
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,416
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,626
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,018
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,290
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,750	1,997
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,123
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	2,005
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,109
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,579
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,868
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	3,000	3,280
Minnesota GO	5.000%	8/1/24	12,355	12,355
Minnesota GO	5.000%	8/1/24	15,500	15,500
Minnesota GO	5.000%	8/1/26	35,060	35,713
Minnesota GO	5.000%	8/1/27	12,790	13,602
Minnesota GO	5.000%	8/1/28	13,105	14,201
Minnesota GO	5.000%	8/1/29	9,550	10,543
Minnesota GO	5.000%	8/1/29	21,800	24,066
Minnesota GO	5.000%	8/1/34	10,000	10,424
Minnesota GO	5.000%	8/1/35	9,535	9,923
Minnesota GO	5.000%	10/1/37	5,000	5,305
Minnesota GO	5.000%	8/1/40	10,610	11,931
Minnesota GO	4.000%	8/1/41	9,000	9,252
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,048
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,099
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	210
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,155
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	607
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,215
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	453
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,270
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,330
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,400
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,465
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	701
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,541
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	323
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	697
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	2,005	2,203
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/41	2,210	2,419
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/42	1,725	1,881
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/43	2,650	2,877
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/44	2,690	2,911
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,625	1,691
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	2,165	2,303
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,367
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,287
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,490
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,624
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,280
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,797
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,362
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	176
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	135
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	168
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	230
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	168
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	172
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	357
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	236
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	292
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	701
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	3,892
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	420
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	14,493	11,901
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,505	3,502

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,956	2,920
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	12,835	12,481
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	10,060	9,920
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	9,045	9,561
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,260	4,599
[4]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	2,655	2,978
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,225	12,716
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,503
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,016
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	30,160	30,434
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.571%	12/1/52	17,000	17,011
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,359
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,228
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	8,170
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,545
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/42	1,350	1,356
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,418
	Osseo Independent School District No. 279 GO	4.000%	2/1/38	27,755	28,580
	Osseo Independent School District No. 279 GO	4.000%	2/1/42	6,220	6,292
	Osseo Independent School District No. 279 GO	4.000%	2/1/43	5,600	5,649
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	19,895
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	21,433
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	21,789
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	17,753
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	23,500	23,782
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,741
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,254
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/42	7,290	7,313
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	832
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	806
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,970	2,035
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,141
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,205
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,443
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,439
	Stillwater Independent School District No. 834 GO	5.000%	2/1/26	7,565	7,800
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,292
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,920
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,850
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,914
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,080
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,740
	Westonka Independent School District No. 277 GO	4.000%	2/1/42	2,595	2,622
	Westonka Independent School District No. 277 GO	4.000%	2/1/43	910	916
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,644
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,351
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,165	7,914
					867,109
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,679
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,788
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,542
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,826
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,932
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,596
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,456
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,216
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,084
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,508
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,205
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,337
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,458
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,224

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,865
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	830
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,076
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,610
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,835
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	933
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,476
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,067
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	709
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,186
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,637
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,556
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,787
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,674
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,559
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,040
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,323
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,106
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,850
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,490
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,679
Mississippi GO	5.000%	10/1/29	15,080	15,955
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/36	4,000	4,046
Mississippi GO	4.000%	10/1/38	2,000	2,019
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,310
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,881
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,808
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,191
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,395	2,337
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,056
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	855
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	855
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	795
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	793
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,063
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/27	1,200	1,238
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/28	3,495	3,653
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,360	1,439
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,150	1,217
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/31	2,215	2,353
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/32	1,750	1,860
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/33	1,750	1,860
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/34	1,600	1,702
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	880
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,014
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,095
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,559
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,585
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,550
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,749
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,231
				213,098
Missouri (1.0%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	995
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	740
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,054
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,045
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,455
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,600
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,111
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	778

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,719
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,691
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,640
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,398
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,360
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,675
Independence MO School District GO	3.250%	3/1/40	1,850	1,674
Independence MO School District GO	3.250%	3/1/41	2,650	2,373
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	3,020
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,867
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,801
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,683
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,470
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,786
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,945
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,696
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/42	3,125	3,650
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/43	3,700	4,301
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/44	2,280	2,641
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/34	700	661
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	280
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	548
Kansas City MO GO	4.000%	2/1/25	575	578
Kansas City MO GO	5.000%	2/1/29	750	816
Kansas City MO GO	5.000%	2/1/30	800	885
Kansas City MO GO	4.000%	2/1/43	7,300	7,313
Kansas City MO GO	4.000%	2/1/43	1,350	1,354
Kansas City MO GO	4.000%	2/1/44	1,725	1,723
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,156
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,194
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,744
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,604
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,144
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/37	2,500	2,257
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	577
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	773
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,122
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,464
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,101
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,298
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,017
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,300	1,468
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,645	1,856
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/38	1,655	1,843
Kansas City MO Water Revenue	5.000%	12/1/38	785	899
Kansas City MO Water Revenue	5.000%	12/1/39	625	707
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,343
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,112
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,109
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,922
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,182
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,652
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,326
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,343
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,167
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	4,090	4,097
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,527
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,110
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,362
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,485
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,082
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,021
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,911
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,031
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,524
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,052
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,562
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,086
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,047
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	836

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,900
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,035
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,115
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,242
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,432
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,517
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,301
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,653
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,586
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,859
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,940
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	29,000	29,074
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	530
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,637
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,345
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	476
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,675
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,803
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,920
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,491
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,341
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	858
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,712
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	600
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,565	2,606
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,801
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,398
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,744
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,634
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	990	996
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	1,150	1,171
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	1,000	1,019
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	1,150	1,172
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/30	510	520
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,350	1,376
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,165	1,252
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	500	509
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	795	862
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/33	550	560
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	18,291	19,445
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,317
Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	35,000	36,301
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	402
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,980	2,945
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,345	1,320
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	10,930	10,783
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,895	4,027
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,080	3,278
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	743
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	460
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	570	630
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	563
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	717

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	667
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,690
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,073
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,318
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	4,570	4,603
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	3,285	3,302
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,260
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	5,000	5,023
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	6,455	6,486
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	10,000	10,045
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,937
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,304
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,376
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,541
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,276
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	6,973
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,211
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,015
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,224
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	5,925	6,039
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	9,936
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,376
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,272
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,529
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,403
	Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	5,457
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,694
	St. Charles School District GO	3.000%	3/1/39	3,025	2,647
	St. Charles School District GO	3.000%	3/1/40	2,000	1,736
	St. Charles School District GO	3.000%	3/1/41	1,800	1,540
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,847
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,581
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,197
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,706
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,376
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,909
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,423
[1]	St. Louis MO Port, Airport & Marina Revenue	5.000%	7/1/33	1,700	1,948
[1]	St. Louis MO Port, Airport & Marina Revenue	5.000%	7/1/34	1,250	1,445
[1]	St. Louis MO Port, Airport & Marina Revenue	5.000%	7/1/42	5,570	6,152
[1]	St. Louis MO Port, Airport & Marina Revenue	5.000%	7/1/43	2,000	2,195
[1]	St. Louis MO Port, Airport & Marina Revenue	5.000%	7/1/44	2,250	2,460
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,321
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,073
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,590
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,077
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,210
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,838
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	2,007
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	929
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,104
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,661
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,913
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,454
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/33	2,000	1,407
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/40	2,250	2,408
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,584
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,238
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,879
[1]	St. Louis School District GO	5.000%	4/1/38	2,000	2,230
[1]	St. Louis School District GO	5.000%	4/1/39	6,725	7,436
[1]	St. Louis School District GO	5.000%	4/1/40	7,130	7,842
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,310
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,094
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,001
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	23,548
					708,903

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	13,650	13,631
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	3/1/34	3,750	3,727
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,535	12,667
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,729
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,750	1,912
[15]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,462
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	518
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,573
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	475
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	664
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,073
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	515
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,057
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,127
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,658
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	425
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,286
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,093
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	615
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,869
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,084
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	446
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	650
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,747
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	702
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,304
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,319
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,017
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,280
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,650
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	837
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/40	2,020	1,704
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,313
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	795
					81,636
Multiple States (0.7%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,505	12,248
[5,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,440	27,293
[5,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	18,955	17,355
[5,13]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	45,985	41,044
[5,13]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	47,215	41,458
[5,13]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	30,685	27,113
[3,13]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	49,955	52,378
[3,13]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	60,687	52,964
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	4,627	4,479
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	19,028	18,401
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	47,924	44,185
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	49,535	49,802
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,803	16,519
[3,5,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,906	9,546
[3,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.001%	1/25/40	28,752	28,874
[3,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	26,902	27,785
[13]	Freddie Mac Pool	3.400%	3/1/38	10,006	9,689
[5,13]	Freddie Mac Structured Pass-Through Certificates	4.563%	4/25/42	29,996	32,182
[13]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.544%	10/25/40	31,966	33,767
					547,082
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,434
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,105
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,310
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,312
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,525
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	30,229
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	170,873
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	51,760	54,339
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	78,585	78,730

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	532
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	646
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	490
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	300
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	653
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	428
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	527
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,198
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	562
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	294
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,405
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,044
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,180
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,800
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,271
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,926
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,484
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,587
	Elkhorn School District GO	4.000%	12/15/32	325	334
	Elkhorn School District GO	4.000%	12/15/33	375	385
	Elkhorn School District GO	4.000%	12/15/34	350	360
	Elkhorn School District GO	4.000%	12/15/35	350	360
[1]	Fremont School District GO	4.000%	12/15/38	1,275	1,304
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,802
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,084
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,210
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,290
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	752
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,403
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	802
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	504
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,095	4,965
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	4,100	3,967
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,331
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,870
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,245
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,290
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,385
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,526
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,039
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,769
	Omaha NE GO	5.000%	4/15/30	345	382
	Omaha NE GO	5.000%	4/15/40	740	836
	Omaha NE GO	5.000%	4/15/41	900	1,013
	Omaha NE GO	5.000%	4/15/42	775	870
	Omaha NE GO	5.000%	4/15/43	800	894
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	520
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	674
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	517
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,467
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,441
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,630
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,733
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,291
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,671
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,212
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,495
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,986
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,981
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,865
[4]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,225	1,361
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,717
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,653
[4]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,245	1,380
[4]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/44	1,270	1,403
[4]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/45	1,295	1,427
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	1,925	2,049
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,053
	Omaha School District GO	5.000%	12/15/27	2,000	2,128
	Omaha School District GO	3.000%	12/15/35	2,700	2,462

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha School District GO	3.000%	12/15/42	1,000	848
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,502
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,034
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,899
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,881
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,979
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,504
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,604
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,072
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,031
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,254
					528,880
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/34	980	1,009
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,064
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,774
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,516
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,773
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,635
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,499
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,313
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,010
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,862
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,892
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,770
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,600
	Clark County NV GO	5.000%	7/1/26	2,475	2,517
	Clark County NV GO	5.000%	6/1/27	2,625	2,777
	Clark County NV GO	4.000%	11/1/31	5,950	6,022
	Clark County NV GO	5.000%	11/1/31	1,645	1,666
	Clark County NV GO	4.000%	6/1/32	12,000	12,165
	Clark County NV GO	4.000%	11/1/32	1,015	1,027
	Clark County NV GO	5.000%	11/1/32	6,730	7,288
	Clark County NV GO	3.000%	7/1/35	1,180	1,090
	Clark County NV GO	4.000%	12/1/36	15,050	15,398
	Clark County NV GO	4.000%	12/1/37	18,825	19,197
	Clark County NV GO	5.000%	6/1/38	12,290	13,021
	Clark County NV GO	4.000%	12/1/38	21,055	21,395
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,844
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,911
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,683
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,140
[1]	Clark County School District GO	5.000%	6/15/28	9,530	10,039
[1]	Clark County School District GO	4.000%	6/15/30	10,505	10,706
[1]	Clark County School District GO	4.000%	6/15/31	10,930	11,125
[2]	Clark County School District GO	5.000%	6/15/32	1,590	1,681
[2]	Clark County School District GO	3.000%	6/15/33	6,585	6,193
[1]	Clark County School District GO	4.000%	6/15/33	10,000	10,153
[1]	Clark County School District GO	4.000%	6/15/33	11,920	12,241
[2]	Clark County School District GO	3.000%	6/15/34	10,920	10,131
[1]	Clark County School District GO	4.000%	6/15/34	12,400	12,703
	Clark County School District GO	4.000%	6/15/34	5,000	5,015
[1]	Clark County School District GO	5.000%	6/15/34	1,000	1,099
	Clark County School District GO	4.000%	6/15/35	14,910	14,926
	Clark County School District GO	4.000%	6/15/35	10,375	10,393
[1]	Clark County School District GO	5.000%	6/15/35	1,350	1,483
[1]	Clark County School District GO	4.000%	6/15/36	1,250	1,284
[2]	Clark County School District GO	3.000%	6/15/37	4,000	3,574
	Clark County School District GO	3.000%	6/15/37	8,730	7,760
[1]	Clark County School District GO	4.000%	6/15/37	1,250	1,283
	Clark County School District GO	3.000%	6/15/38	11,595	10,046
[1]	Clark County School District GO	4.000%	6/15/38	1,000	1,021
[2]	Clark County School District GO	3.000%	6/15/39	3,540	3,069
	Clark County School District GO	3.000%	6/15/39	9,395	8,020
[1]	Clark County School District GO	4.000%	6/15/39	1,000	1,013
	Clark County School District GO	3.000%	6/15/40	11,760	9,836
	Clark County School District GO	5.000%	6/15/40	9,000	10,034
	Clark County School District GO	3.000%	6/15/41	10,760	8,878
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	1,961

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,118
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,011
	Clark Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,525
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	822
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,908
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,324
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	587
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	977
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,874
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	796
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	731
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,740
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	500
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	601
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	726
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	309
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	400
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,697
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,517
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	783
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,384
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,194
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,597
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,514
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,677
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,065
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/39	400	405
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	234
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	465	408
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	425	368
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	515	431
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	830	651
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,197
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,643
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,706
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,322
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,279
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,190
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,232
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	21,105
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,388
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,810
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,402
	Las Vegas Valley Water District GO	4.000%	6/1/42	4,960	5,028
	Las Vegas Valley Water District GO	4.000%	6/1/43	3,500	3,531
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,453
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,603
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	6,490	6,546
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	3,250	3,281
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	5,725	5,765
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	3,380	3,388
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,025	3,140
[5]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	20,100	20,100
[5]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,115	1,137
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	530
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	529
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	478
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	528
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	649
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	526
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	525
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	686
[4,18]	Storey County School District GO	5.000%	6/1/28	985	1,059
[4,18]	Storey County School District GO	5.000%	6/1/29	1,925	2,105
[4,18]	Storey County School District GO	5.000%	6/1/30	2,020	2,243
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,238
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,403
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,815
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,831
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	557

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/38	4,500	4,791
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	8,030
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	1,255	1,300
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	2,800	2,801
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	1,375	1,375
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,320
	Washoe County NV GO	4.000%	6/1/40	4,490	4,531
	Washoe County NV GO	4.000%	6/1/41	8,830	8,866
					734,361
New Hampshire (0.5%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,198
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,951
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,878
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	797
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	840	824
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	851
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	774
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	604
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	657
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	4,420	4,529
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	989
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,277
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	2,565	2,665
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,335
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,496
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	501
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	4,000	4,001
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	74,699	74,328
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,920	2,941
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	62,072	59,625
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	38,961	36,455
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	26,664	26,220
[4]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	17,375	16,803
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	8,300	8,577
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/27	2,305	2,436
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/28	1,700	1,824
[4]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	2,770	2,770
[4]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,180	2,179
[4]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,830
[4]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,829
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,947
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,076
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	507
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	436
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	708
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	671
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	742
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,926
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,196
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	28,590	27,555
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,005	1,076
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,524
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	992
					360,500
New Jersey (3.6%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,880
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,128
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	581
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/24	1,000	1,003
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/26	2,205	2,215
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/27	2,775	2,788
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	12,892
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,362
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	12,684
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,157
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,816
[1]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,747
[1]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,631

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,714
[1]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,614
[1]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,472
[14]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,750
	Essex County NJ GO	2.000%	9/1/39	3,750	2,793
	Essex County NJ GO	2.000%	9/1/40	3,750	2,724
	Essex County NJ GO	2.000%	9/1/41	3,750	2,664
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,296
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,503
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,660
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,197
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	8,815
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,898
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	3,033
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,862
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,060
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,895
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,841
[2]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,233
[2]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,289
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,765
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,708
[1]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,757
[5]	Mercer County NJ GO TOB VRDO	4.050%	8/1/24	1,000	1,000
[2]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,804
[2]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,910
[2]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,947
[2]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,036
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,899
[14]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	37,268
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,233
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,910
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,790
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,479
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	647
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,035
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	777
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	664
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,619
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,104
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	12,938
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,209
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	936
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,950
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,027
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,800
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	948
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,549
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	511
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,678
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,019
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,017
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	608
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	703
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	418
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,500
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,543
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,964
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,187
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,735

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	3.650%	8/1/24	750	750
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,965	2,001
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,101
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,667
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,545	2,597
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	34,164
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	35,051
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,171
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	1,000	1,031
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	1,695	1,777
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	2,000	2,078
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	2,000	2,079
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	1,500	1,559
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,017
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,525
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	998
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,204
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,278
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,591
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,122
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	24,054
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	8,028
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,436
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,157
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,153
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,588
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,742
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,698
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,865
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,596
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,686
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,599
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,190
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	2,275	2,261
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,883
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,126
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,541
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,544
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,198
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,256
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,761
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,350	1,552
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,433
	New Jersey GO	2.000%	6/1/26	2,040	1,978
	New Jersey GO	5.000%	6/1/29	30,365	33,274
	New Jersey GO	4.000%	6/1/30	38,505	40,660
	New Jersey GO	2.000%	6/1/31	20,500	17,673
	New Jersey GO	2.000%	6/1/32	9,885	8,319
	New Jersey GO	3.000%	6/1/32	32,765	31,584
	New Jersey GO	2.000%	6/1/35	21,090	16,692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,697
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,368
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,863
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,086
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,471
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,273
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,161
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,034

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,765
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,247
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,967
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,457
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,320
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,383
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	5,083
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,453
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,758
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,059
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,350
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,423
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,168
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,820	2,914
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	725
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,667
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,392
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	854
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,737
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,003
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,417
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	12,972
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	12,512
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	13,843
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,533
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	889
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	899
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,502
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,605	5,795
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	69,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,814
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	37,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	10,000	10,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,560
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	21,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,682
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	32,470	25,799
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,271
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	34,915
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	16,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	6,000	6,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	5,000	5,090

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	4,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	4,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,466
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	6,760	3,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,431
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	5,375	5,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	1,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	1,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	2,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	7,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	11,735	11,808
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	10,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	7,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	14,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	14,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,737
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,680
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,330
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,084
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	3,987
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,752
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,643
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,533
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,530
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,977
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	10,410	10,467
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,696
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,205
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,676
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,247
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,606
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,361
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,663
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	27,349
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	23,759
[14]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,150
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,022
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,000	2,098
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	13,838
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,182
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	31,098
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,184
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,477
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	20,000	22,692

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	28,598
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,296
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	16,000	18,396
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,066
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	68,993
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,280
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	14,000	16,304
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,038
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,154
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,357
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	13,935
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	25,000	27,836
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	6,000	6,678
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	36,500	40,452
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,546
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	3,000	3,313
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,671
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,919
	Rutgers State University of New Jersey College & University Revenue VRDO	4.120%	8/1/24	900	900
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,271
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,353
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,437
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,259
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,505
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,036
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,290	1,397
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,193
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,354
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,003
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,082
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	270
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	953
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,003
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,665
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,966
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,131
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,038
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,966
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,560
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,201
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	8,220	8,656
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,465	23,639
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	26,449
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	10,767
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	35,666
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	31,457
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	38,716
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,411
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,511
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,889
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,919
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,782
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,605
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,108
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,876
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,809
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,798
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,790
					2,625,758
New Mexico (0.2%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,516
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	610
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	371
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun and Four Corners Projects)	2.150%	4/1/33	14,960	12,170
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun and Four Corners Projects)	2.150%	4/1/33	21,350	17,369
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,815	2,852
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	12,049

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	18,307
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	17,405
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,005	4,058
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,565	4,626
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	9,850	9,980
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,569
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	833
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	870
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,446
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,046
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,020
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	960
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,074
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	930	930
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,029
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,080
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,492
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,056
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,056
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,754
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,547
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,900	1,918
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	3,870	3,761
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,580	3,482
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,930	2,067
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	31,200	31,500
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	658
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	480
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	3,785	3,651
					175,592
New York (13.4%)
[5]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	8/1/24	14,000	14,000
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,637
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,989
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,102
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,764
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,029
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	13,311
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	9,998
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,952
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,541
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,177
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,285
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,512
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,304
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,096
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	991
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,494
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	949
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,391
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,038
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,046
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,071
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	575	617
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	819
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	605
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	635
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	459
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,390	1,482
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	615
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,608
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,503
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,688
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,336
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,766
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	8/1/24	27,000	27,000

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	907
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,045
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	440
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	983
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	189
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	389
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	204
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	1,010	1,055
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	480
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	475	506
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	500	533
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/35	520	515
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/36	540	531
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/38	580	557
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/39	605	574
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/40	625	588
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/42	675	625
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,316
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,214
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,482
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,571
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,029
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	660
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	607
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	553
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	923
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,376
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,922
[13]	Freddie Mac Pool	4.400%	10/1/40	16,000	16,986
[13]	Freddie Mac Pool	4.350%	4/1/41	4,448	4,385
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	446
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	628
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	784
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	857
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,266
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,989
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,843
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	441
[1]	Hempstead NY GO	4.000%	4/1/28	7,125	7,170
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,265
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,648
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	30,027
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,313
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,712
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/40	5,000	5,096
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	13,148
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,090
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,594
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,172
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,054
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,195
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,800
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,254
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,084

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,657
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,812
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,220
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,464
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,304
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,560
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	18,869
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,079
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,531
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,300
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,862
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,622
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,240
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,177
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	61,832
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/38	7,460	7,659
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,033
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,750
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	2,310	2,311
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,951
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/41	1,855	2,105
	Metropolitan Transportation Authority Special Tax Revenue	5.250%	11/15/42	4,500	5,195
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/43	1,345	1,508
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/44	3,725	4,163
	Metropolitan Transportation Authority Special Tax Revenue	5.250%	11/15/45	6,630	7,551
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,065
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,622
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	379
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,163
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,472
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,813
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,953
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	48,047
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	866
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,730	10,712
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,709
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	64,161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,023
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,600
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	810
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	661
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,500	8,331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,016
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,680
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,006
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	371
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,238
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	41,325	41,995
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,938
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,122
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,000	7,753
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	28,000	27,972
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	14,495	14,480
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	12,382
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	20,856
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,720	16,605
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	4,300	4,240
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,505	6,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	21,010

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,500	2,451
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	13,410	14,633
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,906
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,386
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,500
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	37,008
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29	2,290	2,417
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33	1,765	1,858
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,162
	Monroe County NY GO	2.000%	6/1/33	1,755	1,412
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/37	745	835
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/38	800	891
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/40	1,150	1,257
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/41	1,000	1,084
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/42	1,000	1,080
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/44	1,615	1,734
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,036
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,830
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,613
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	1,325	1,389
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	3,250	3,413
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/31	4,225	4,406
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/35	2,750	2,740
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,745	1,732
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	4,000	3,276
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,768
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,243
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,571
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,297
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,034
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,804
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,864
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	24,771
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,988
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	13,413
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,535	1,486
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,356
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,088
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,490
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,358
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	28,000	28,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,010
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	18,750	18,978
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,940
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,388
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	19,715	19,762
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/32	2,405	2,485
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	2,005	1,841
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	1,500	1,313
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,000	2,574
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,770
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,399

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	27,499
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	15,075
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,414
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	969
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	6,750	6,614
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,118
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	205
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,825	17,865
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,477
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,688
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,352
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,303
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,063
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	595
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,631
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	9,000	10,772
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,472
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,054
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,795	1,872
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,000	1,042
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	28,268
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	16,039
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,260
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,083
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,974
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,319
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,325
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,399
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100,610	107,783
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,531
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,731
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,104
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,220
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,481
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,500	2,615
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,611
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	2,003
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,014
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	10,213
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,394
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,898
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	24,685	24,590
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,349
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,150	2,388
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	12,550	12,359
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,555	9,409
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,300	14,062
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	33,090	36,602
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	2,855	2,913
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,180
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,232
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,133
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,359
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,279
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,088
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,131
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,123
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,206
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,586
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,331
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,242
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	30,176
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,722
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,162
	New York City Transitional Finance Authority Building Aid Appropriationss Revenue	4.000%	7/15/42	2,620	2,615
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,215
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,434
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	4,086
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,161
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,577

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	903
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,559
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,968
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,941
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,086
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,557
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,433
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	12,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	1,995
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	15,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	25,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	20,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	30,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	25,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	10,000	10,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	26,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	19,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	49,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,768
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	9,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	37,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	9,004

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	24,035	24,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	11,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	9,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	22,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,017
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	6,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	23,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	28,975	29,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	1,415	1,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	10,052
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	23,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	14,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	9,810	10,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	31,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	17,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	4,960	4,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,675	1,679
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,185	3,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	26,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	34,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	25,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	12,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	7,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	15,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,291

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,494
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,991
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,000	990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,265
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,457
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,537
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,997
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	4,000	4,391
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	11,150	10,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	5,000	4,928
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,008
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,112
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,279
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	14,185	15,384
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,913
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,092
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,160	5,683
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	11,084
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,217
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,801
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	6,924
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,625
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	6,839
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	19,649
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,699
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	4,126
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	20,375	23,377
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/33	49,600	50,336
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	4,030
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/35	31,975	32,276
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	12,890	14,897
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,279
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	16,250	18,665
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,396
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,803
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,745
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,344
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,695
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/41	7,030	7,302
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	15,702
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,000	5,636
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	8,146
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,691
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	5,425	6,079
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	14,531
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	10,000	11,231
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,746
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	999
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	6,930	7,723
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,894
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	16,000	17,869
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,788
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	7,500	8,322
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	9,000	10,007
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,493
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	13,000	14,363
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	14,392
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	17,050	18,803
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	28,160	30,923
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,626
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	11,398
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,311
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,287
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,582
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,167
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,616
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,326
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	102,648
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	32,724

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	39,565	35,646
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,199
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,571
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,377
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	8,122
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,386
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,851
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,936
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,481
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,825
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,979
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,790
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,546
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	94,985
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,440
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,504
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,130
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	2,005
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,230	5,142
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	4,425	4,320
	New York NY GO	5.000%	8/1/24	5	5
	New York NY GO	5.000%	8/1/24	17,185	17,185
	New York NY GO	5.000%	8/1/24	14,000	14,000
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	8/1/25	3,630	3,702
	New York NY GO	5.000%	8/1/25	15,510	15,816
	New York NY GO	5.000%	8/1/25	35,345	36,042
	New York NY GO	5.000%	8/1/25	10,640	10,850
	New York NY GO	5.000%	12/1/25	18,090	18,566
	New York NY GO	5.000%	8/1/26	6,765	6,886
	New York NY GO	5.000%	8/1/26	24,805	25,798
	New York NY GO	5.000%	8/1/26	12,875	13,390
	New York NY GO	5.000%	8/1/26	1,785	1,856
	New York NY GO	5.000%	8/1/27	1,000	1,058
	New York NY GO	5.000%	8/1/28	9,300	9,313
	New York NY GO	5.000%	8/1/28	30,305	31,999
	New York NY GO	5.000%	8/1/28	1,640	1,764
	New York NY GO	5.000%	3/1/29	27,590	27,614
	New York NY GO	5.000%	8/1/29	1,975	2,079
	New York NY GO	5.000%	8/1/29	3,900	4,261
	New York NY GO	5.000%	8/1/29	1,000	1,093
	New York NY GO	5.000%	8/1/29	1,000	1,093
	New York NY GO	5.000%	8/1/30	5,390	5,397
	New York NY GO	5.000%	3/1/31	25,000	24,714
	New York NY GO	4.000%	8/1/31	20,000	20,204
	New York NY GO	5.000%	12/1/31	3,035	3,137
	New York NY GO	5.000%	8/1/32	2,675	3,030
	New York NY GO	5.000%	4/1/33	1,000	1,059
	New York NY GO	5.000%	8/1/33	5,000	5,038
	New York NY GO	5.000%	8/1/33	5,000	5,282
	New York NY GO	5.000%	8/1/33	4,000	4,446
	New York NY GO	5.000%	10/1/33	1,250	1,434
	New York NY GO	5.000%	8/1/34	3,875	4,299
	New York NY GO	5.000%	12/1/34	4,000	4,130
	New York NY GO	3.000%	3/1/35	7,540	7,047
	New York NY GO	5.000%	4/1/35	8,000	8,460
	New York NY GO	4.000%	8/1/35	15,010	15,041
	New York NY GO	4.000%	8/1/35	2,735	2,814
	New York NY GO	5.000%	8/1/35	2,000	2,196
	New York NY GO	4.000%	10/1/35	3,000	3,046
	New York NY GO	5.000%	10/1/35	5,000	5,242
	New York NY GO	5.000%	12/1/35	3,000	3,098
	New York NY GO	5.000%	12/1/35	11,695	12,466
	New York NY GO	5.000%	3/1/36	7,840	8,668
	New York NY GO	5.000%	4/1/36	12,750	13,460
	New York NY GO	4.000%	8/1/36	3,015	3,089
	New York NY GO	5.000%	10/1/36	4,000	4,187
	New York NY GO	5.000%	10/1/36	3,620	3,918
	New York NY GO	4.000%	8/1/37	22,745	22,914
	New York NY GO	4.000%	10/1/37	24,185	24,354

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	12/1/37	9,900	10,520
	New York NY GO	5.000%	3/1/38	2,695	2,934
	New York NY GO	4.000%	8/1/38	10,000	10,030
	New York NY GO	5.000%	10/1/38	4,420	4,762
	New York NY GO	5.000%	3/1/39	1,700	1,870
	New York NY GO	5.000%	4/1/39	14,025	15,810
	New York NY GO	4.000%	8/1/39	2,705	2,731
	New York NY GO	5.000%	8/1/39	14,000	15,016
	New York NY GO	5.000%	9/1/39	22,500	25,196
	New York NY GO	5.000%	10/1/39	2,780	2,988
	New York NY GO	5.250%	10/1/39	2,750	3,142
	New York NY GO	4.000%	3/1/40	14,415	14,504
	New York NY GO	5.000%	4/1/40	7,385	8,294
	New York NY GO	5.000%	4/1/40	2,000	2,270
	New York NY GO	4.000%	8/1/40	23,300	23,213
	New York NY GO	4.000%	8/1/40	3,550	3,565
	New York NY GO	4.000%	10/1/40	9,000	8,966
	New York NY GO	5.250%	10/1/40	2,925	3,319
	New York NY GO	3.000%	3/1/41	6,500	5,560
	New York NY GO	4.000%	3/1/41	14,630	14,638
	New York NY GO	4.000%	4/1/41	11,000	11,006
	New York NY GO	5.000%	4/1/41	16,345	18,251
	New York NY GO	5.250%	5/1/41	5,000	5,617
	New York NY GO	3.000%	10/1/41	21,575	18,366
	New York NY GO	5.250%	10/1/41	3,440	3,884
	New York NY GO	5.000%	12/1/41	31,000	31,821
	New York NY GO	5.000%	12/1/41	5,000	5,253
	New York NY GO	4.000%	4/1/42	4,200	4,185
	New York NY GO	4.000%	4/1/42	17,640	17,578
	New York NY GO	4.000%	8/1/42	10,000	9,914
	New York NY GO	5.000%	9/1/42	5,000	5,525
	New York NY GO	5.000%	4/1/43	7,000	7,812
	New York NY GO	5.250%	4/1/43	8,500	9,556
	New York NY GO	5.250%	5/1/43	2,500	2,782
	New York NY GO	5.000%	8/1/43	1,105	1,172
	New York NY GO	5.000%	10/1/43	1,930	2,050
	New York NY GO	5.000%	3/1/44	18,260	20,274
	New York NY GO	5.500%	5/1/44	7,840	8,847
	New York NY GO	5.000%	8/1/44	7,140	7,887
	New York NY GO	5.000%	3/1/45	9,500	10,503
	New York NY GO	4.000%	4/1/45	3,200	3,146
	New York NY GO	5.000%	8/1/47	10,000	10,734
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,190	1,298
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,110
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,681
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,441
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/37	1,000	1,169
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,326
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	6,000	6,628
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,863
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	10,475	11,215
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,079
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,410
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	4,998
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,067
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,662
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,082
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,822
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,293
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,284
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,007
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,587
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	5,000	5,925
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,087
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,099
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	559
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	828

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,117
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,581
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,807
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,264
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,289
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,181
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,954
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,865
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,335
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,496
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,988
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	704
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,795
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,735
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,477
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,287
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,020
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,901
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,707
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	863
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	445
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	8,925	8,948
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,477
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	829
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,928
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,679
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,342
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,128
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,446
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,181
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	23,900	24,936
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,541
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,760	5,210
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,516
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,704
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,950	12,161
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	4,018
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	38,648
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	14,870	16,706
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,835
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,588
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	18,330	20,857
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	34,312
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,398
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,216
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,038
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,164
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,639
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	48,392
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,045
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	3,965
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,136
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,637
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,716
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,540	2,655
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,648
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,540
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	1,450	1,515
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,684
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,071
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,798
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	44,657
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	28,059
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,143
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	62,055	55,132
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,342

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,465
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,254
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	5,000	5,705
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,414
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,809
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	31,187
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	65,177
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	35,048
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,089
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,962
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,830	4,339
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,728
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,059
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,633
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,561
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	25,874
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	6,062
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	9,700	10,873
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	17,326
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	25,501
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	23,275	25,945
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	2,090
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	13,685	15,200
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	26,830	29,672
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,573
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	11,580	11,737
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,041
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,300	2,402
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,930	3,122
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	28,798
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,364
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	15,426
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,795	1,908
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	33,603
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	34,893
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,692
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,335
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	29,058
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,183
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,134
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,615	2,733
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,694
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,430	2,540
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	5,000	5,500
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	8,245	9,201
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,315	1,373
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	9,000	10,023
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	1,000	1,043
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	11,190	12,352
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,910
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,499

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/24	620	621
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,427
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,647
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,098
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	10,943
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	17,210	17,470
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	23,518
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,046
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,252
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	21,603
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,198
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,593
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,457
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	53,191
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,283
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,209
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	28,060
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	10,000	10,405
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,514
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	34,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	14,827
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	40,565
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	38,587
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,981
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	28,564
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,577
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	32,191
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,621
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,261
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,378
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,254
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	33,720	37,208
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	26,500	29,089
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	20,000	21,873
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,474
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	20,000	19,600
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,910
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	13,810
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,291
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,427
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,391
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,687
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,013
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,933
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,492
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,946
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,332
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,964
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,636
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/40	2,010	2,310
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,385

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	2,745	3,135
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	3,000	3,408
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/44	1,825	2,095
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/45	5,000	5,715
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	3,000	2,912
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,183
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,816
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	1,011
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,315	2,231
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	20,010
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,563
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,004
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,840
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,612
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,080
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,857
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,564
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,000	23,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,368
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,510
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	815
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,182
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,416
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,102
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,311
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,822
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	9,025	9,070
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,287
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,000
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,609
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,590	2,595
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,650
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	21,930	21,920
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	4,004
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,127
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,100	6,060
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	4,002
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	2,022
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	17,828
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	7,165	7,918
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,152
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,299
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,120
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	18,805
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,124
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,518
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,157
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,531
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	30,092
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,746
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	45,801
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,818
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	48,175
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,309
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,922
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,115
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,498
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,064
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	10,283
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,986
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,736
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,396
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	13,005	14,344
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	25,000
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,738
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	21,029
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,670

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,285
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,593
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,590
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	47,081
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	45,116
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	1,000	987
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/24	1,150	1,156
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	900	933
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	750	790
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	1,420	1,543
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	1,650	1,789
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	4,005	4,333
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,495	4,844
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	4,920	4,907
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,000	985
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,252
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,779
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,349
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,910
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	21,482
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,026
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,400
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,415	12,467
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,461
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,374
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,448
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,152
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,246
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,396
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,240
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,505
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,819
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,450
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,380
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	3,155
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,535
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,152
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,906
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,338
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,516
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,968
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,250	1,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,914
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,750	3,121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,625	4,096
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	2,400	2,487
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,850	2,078
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,500	1,671
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	6,000	6,258
Suffolk Regional Off-Track Betting Co. Revenue CP	5.750%	12/1/44	3,500	3,658
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,221
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,507
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,780
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,069
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,843
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,722
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,876
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,565

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,382
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,143
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,618
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,498
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,086
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,530
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,255
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,684
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,509
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,499
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,705
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,092
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,563
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,750	1,989
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,358
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,121
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	25,000	26,030
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,175	4,344
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,578
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,814
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,281
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	34,329
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	17,335
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,629
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	7,854
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	9,388
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,625
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,392
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	35,000	40,729
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,313
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	40,000	47,108
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	5,120
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,618
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	4,098
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,209
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,827
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,427
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	6,076
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,259
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,661
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	34,219
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,209
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	15,492
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	14,319
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,700
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,750
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,656
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/38	1,000	1,159
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,000	1,151
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,455
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,826
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,000	3,401
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,569
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,750	4,223
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,334
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	4,000	4,469
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	6,000	6,663
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/45	5,000	5,520
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/46	4,010	4,406
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,659
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,812
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,180
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,125
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,721
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,172
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,374
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,241
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,192
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,129

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,202
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,631
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,481
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,655
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,379
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,867
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,047
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,135
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,171
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,074
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,220
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,800	3,987
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	7,000	7,366
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	6,500	6,873
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	4,500	4,865
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,000	4,362
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,658
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,349
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,891
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	52,014
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,423
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	22,960
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	9,000	10,296
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,311
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,740	2,014
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,678
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,389
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,572
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	4,041
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,340
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,503
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,909
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,414
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	4,884
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	11,673
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	3,042
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,523
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,574
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,111
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,659
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,815
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,834
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,231
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,602
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,779
[2]	Yonkers NY GO	5.000%	11/15/35	425	482
[2]	Yonkers NY GO	5.000%	11/15/36	450	508
[2]	Yonkers NY GO	5.000%	11/15/37	425	479
[2]	Yonkers NY GO	5.000%	11/15/39	1,000	1,115
					9,863,288
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,014
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	280
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	386
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	423
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,071
	Charlotte NC (Transit Project) COP	3.000%	6/1/39	3,685	3,271
	Charlotte NC (Transit Project) COP	3.000%	6/1/41	4,060	3,489
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,675
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,323
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,191
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,967
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,261
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,778
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,014
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,501
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,742
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,359

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,252
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,927
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,384
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,227
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,419
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,399
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	7,133
Charlotte NC GO	5.000%	6/1/26	2,700	2,804
Charlotte NC GO	5.000%	7/1/29	2,350	2,589
Charlotte NC GO	5.000%	7/1/30	2,425	2,713
Charlotte NC GO	5.000%	7/1/33	1,325	1,549
Charlotte NC GO	5.000%	6/1/34	2,370	2,592
Charlotte NC GO	5.000%	7/1/37	2,250	2,616
Charlotte NC GO	5.000%	7/1/38	2,175	2,515
Charlotte NC GO	5.000%	7/1/41	4,425	5,026
Charlotte NC GO	5.000%	7/1/43	2,325	2,618
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/32	1,250	1,445
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	1,000	1,173
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	1,315	1,564
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,838
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,829
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/41	2,000	2,298
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/42	2,500	2,860
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/43	5,000	5,691
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,355	2,670
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,510
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,107
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,716
Guilford County NC GO	3.000%	5/1/38	2,220	2,048
Guilford County NC GO	3.000%	5/1/39	2,220	2,015
Guilford County NC GO	4.000%	3/1/42	5,620	5,779
Guilford County NC GO	4.000%	3/1/43	3,335	3,412
Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	3,000	3,036
Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,720
Mecklenburg County NC GO	5.000%	9/1/29	10,000	11,054
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,248
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,593
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,327
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,830
North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,224
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,719
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,738
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,617
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,014
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,135
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,085
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,135	6,211
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	11,620	11,538
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,280	13,108
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	485
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	294
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	466
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,330
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	795
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	311
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	367
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	956
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,871
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	565
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,001
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,490
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	655
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	507
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,797
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,539
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	624
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,212
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	903
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	652
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,173

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,808
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,097
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,045
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,297
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,701
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,827
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,066
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,001
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,172
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,925	4,124
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,707
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,380
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,626
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,036
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,448
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,057
[7]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,337
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,835
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,708
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	22,031
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,795
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,099
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	5,006
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	564
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,105
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,361
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,608
	Union County NC GO	5.000%	9/1/27	5,935	6,322
	Union County NC GO	5.000%	9/1/28	5,000	5,428
	Union NC Enterprise System County Water Revenue	3.000%	6/1/39	1,210	1,074
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,013
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,266
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,115
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,045
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,404
	Wake County NC GO	5.000%	5/1/29	14,190	15,599
	Wake County NC GO	5.000%	5/1/29	8,295	9,118
	Wake County NC GO	5.000%	3/1/30	5,000	5,364
	Wake County NC GO	4.000%	6/1/42	3,455	3,555
	Wake County NC GO	4.000%	6/1/43	3,455	3,537
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,202
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,422
	Wilson NC Special Obligation Revenue	4.000%	10/1/40	1,175	1,195
	Wilson NC Special Obligation Revenue	4.000%	10/1/42	2,255	2,281
	Wilson NC Special Obligation Revenue	4.000%	10/1/43	1,430	1,441
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	502
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	531
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	565
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	847
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	874
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	628
					495,822
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	8,915	8,969
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,019
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,116
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,436
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,796
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,548
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	602
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,811
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	600
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,413
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	542
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	958
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,892
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	537
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,055

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	669
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	692
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	716
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,298
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,185	3,080
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,505	5,849
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,505
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,013
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,812
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,708
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,200	2,212
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,868
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,320
					62,036
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,390
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	490	511
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,253
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	331
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,359
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,087
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	715
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,033
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	953
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	885
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	294
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,645
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,800	3,709
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,719
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	772
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,444
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	10,662
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	475
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	788
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,030
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	901
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	419
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,184
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	495
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	382
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,681
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	752
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,191
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	620
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,837
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,489
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,691
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,289
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,797
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,066
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,612
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,548
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,170	32,325
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/35	1,305	1,200
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,741
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,079
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,887
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,574
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,860
[4]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/41	835	922
[4]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/42	1,000	1,099
[4]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/43	725	793
[4]	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/44	750	817
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,264
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,344
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	8,045	8,293
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	6,785	7,123
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,466
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	3,000	3,257

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	4,880
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,161
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	4,462
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,451
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,773
	Ashland City School District GO	3.000%	11/1/42	1,000	833
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,065
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,472
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,864
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,967
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,080
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,148
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,006
[2]	Brunswick City School District GO	0.000%	12/1/34	530	357
[2]	Brunswick City School District GO	0.000%	12/1/35	200	129
[2]	Brunswick City School District GO	0.000%	12/1/36	200	123
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,654
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,875	4,080
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,524
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,401
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	6,245
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	5,097
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,659
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,029
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,909
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	9,815	9,830
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	3,665	3,394
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,191
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,265
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,585	1,605
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	1,875
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,400
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,073
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,111
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,905
	Cincinnati OH GO	5.000%	12/1/27	845	902
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,093
	Cincinnati OH GO	4.000%	12/1/31	780	801
	Cincinnati OH GO	4.000%	12/1/32	800	821
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,065
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,339
[9]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,092
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,420
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,798
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,655
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,349
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,010
	Cleveland OH GO	4.000%	12/1/33	310	322
	Cleveland OH GO	4.000%	12/1/34	2,285	2,366
	Cleveland OH GO	4.000%	12/1/35	1,660	1,717
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	691
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	528
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	459
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	730
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	487
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	437
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	451
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	699
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	5,000	5,000
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,177
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,342
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	2,045
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,090
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,244

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,271
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,582
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,744
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,880
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	3,026
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/30	200	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/31	200	221
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/32	250	277
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/34	300	332
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/39	400	402
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/41	400	397
[1]	Columbus City School District GO	0.000%	12/1/27	13,520	12,069
[1]	Columbus City School District GO	0.000%	12/1/29	11,170	9,277
	Columbus City School District GO	5.000%	12/1/30	5,110	5,283
[1]	Columbus City School District GO, ETM	0.000%	12/1/27	540	485
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,210
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,534
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,025	2,009
	Columbus OH GO	4.000%	4/1/26	16,170	16,467
	Columbus OH GO	5.000%	4/1/29	11,010	11,710
	Columbus OH GO	5.000%	4/1/31	3,675	4,157
	Columbus OH GO	5.000%	4/1/39	7,950	8,583
	Columbus OH GO	5.000%	4/1/40	5,050	5,434
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	10,310	10,629
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,525
	Columbus State Community College GO	3.000%	12/1/36	1,110	986
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,555
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,218
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	579
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	861
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,046
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,028
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,340
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,268
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,026
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,051
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,927
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	999
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,311
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,508
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,830
	Fairfield County OH Health, Hospital, Nursing Home Revenue (Fairfield Medical Center Project)	5.125%	6/15/33	11,000	10,506
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	317
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	634
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	851
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	1,505	1,534
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	677
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,018
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,380
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	648
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,649
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,031
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,078
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,689
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,056
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,056
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,056
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,192
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,133
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,770

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,091
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,852
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,249
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,651
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	475	441
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,075
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,073
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,605
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,444
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,281
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	4,965	5,226
[13]	Freddie Mac Pool	3.700%	9/1/38	6,725	6,470
[13]	Freddie Mac Pool	3.350%	10/1/38	14,810	14,255
[13]	Freddie Mac Pool	3.450%	7/1/40	9,955	9,409
[13]	Freddie Mac Pool	3.900%	7/1/40	5,791	5,760
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,262
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	946
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	887
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	962
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,442
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	961
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,296
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,019
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,090
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,068
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,545
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,117
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,333
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,474
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,374
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,088
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,642
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,384
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,106
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,562
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	14,160
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,127
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	705
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	765	759
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,659
[4]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	1,500	1,597
[4]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/29	1,920	2,118
[4]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/32	500	575
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/31	3,310	3,412
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/33	3,040	3,117
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/35	1,175	1,202
	Kings Local School District GO	5.000%	12/1/41	2,085	2,295
	Kings Local School District GO	5.000%	12/1/42	2,215	2,429
	Kings Local School District GO	5.000%	12/1/43	2,340	2,558
	Kings Local School District GO	5.000%	12/1/44	1,000	1,086
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,728
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,193
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,300
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,780
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	837
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,236
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,577
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,576
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,385
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,671
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,038
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,825
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,105
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,098
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	350
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,749
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,713
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	886

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,172
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	745
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,880
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,100
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	813
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,553
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,201
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	815
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,756
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	470
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,337
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	780
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,787
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	483
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	16,051
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	513
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,213
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,436
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	370
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,269
North Ridgeville City School District GO	5.000%	12/1/41	1,825	1,938
North Ridgeville City School District GO	5.000%	12/1/42	2,285	2,420
North Ridgeville City School District GO	5.000%	12/1/43	1,340	1,416
North Ridgeville City School District GO	5.000%	12/1/44	1,070	1,129
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,759
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,069
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	9,725	9,827
Ohio GO	5.000%	2/1/25	5,000	5,051
Ohio GO	5.000%	8/1/26	25,360	26,421
Ohio GO	5.000%	9/1/26	10,000	10,434
Ohio GO	5.000%	2/1/27	11,595	11,942
Ohio GO	5.000%	5/1/27	5,045	5,227
Ohio GO	5.000%	9/15/27	2,410	2,566
Ohio GO	5.000%	3/1/31	7,840	8,217
Ohio GO	5.000%	5/1/31	1,335	1,353
Ohio GO	5.000%	3/1/32	8,230	8,626
Ohio GO	5.000%	3/1/33	8,645	9,048
Ohio GO	5.000%	5/1/33	3,000	3,212
Ohio GO	5.000%	6/15/33	16,465	16,963
Ohio GO	5.000%	3/1/34	9,075	9,498
Ohio GO	5.000%	5/1/34	3,250	3,472
Ohio GO	5.000%	3/1/35	8,530	8,915
Ohio GO	5.000%	5/1/35	9,525	9,961
Ohio GO	5.000%	6/15/35	19,795	20,371
Ohio GO	5.000%	3/1/36	10,005	10,444
Ohio GO	5.000%	6/15/36	18,000	18,507
Ohio GO	5.000%	3/1/37	10,505	10,928
Ohio GO	5.000%	5/1/37	10,000	10,431
Ohio GO	5.000%	3/1/38	9,030	9,360
Ohio GO	3.000%	6/15/39	2,500	2,218
Ohio GO	5.000%	6/15/39	3,000	3,235
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,457
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,767
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	24,092
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,051
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,381
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	378
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	473
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,337
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	588
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,592
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	966
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	11,350	12,872
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	1,957
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,646
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,928
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,329
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	16,090	18,685
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,277

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,273
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,193
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,245	1,327
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,809
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,599
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,205
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,473
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,959
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,218
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,298
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,619
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,176
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,614
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,849
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,242
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,591
Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,754
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	1,004
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	1,044
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,144
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,178
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,232
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,409
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,268
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,055
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,108
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	972
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	2,916	2,813
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,860	2,791
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	12,510	13,201
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,000	4,393
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,595	1,586
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	6,435	6,310
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,683
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,179
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,701
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,340
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,087
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,506
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,261
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,522
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,471
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,343
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,421
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,115
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,185
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,248
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,310
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,576
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,858
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,018
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,179
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,801
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	5,204
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,874
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,207
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,215
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,960
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,262
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,395
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,038
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,591
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	13,887
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	6,000	6,347
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,469

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	13,000	13,742
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,831
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	26,074
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,097
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	23,294
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,124
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,688
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,681
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,807
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	7,900	8,914
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	7,000	7,860
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,875	7,691
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	4,440	4,950
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	1,000	1,114
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/40	1,500	1,688
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/40	1,000	1,102
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/41	1,470	1,640
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/41	1,000	1,097
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/42	2,590	2,877
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/42	1,500	1,637
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/43	2,720	2,995
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/43	1,550	1,687
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/44	2,360	2,589
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/44	1,375	1,492
	Princeton City School District GO	0.000%	12/1/41	1,065	510
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,173
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.500%	12/1/43	2,000	2,182
	Toledo OH GO	4.000%	12/1/35	1,200	1,231
[2]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,178
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,177
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	749
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/32	560	632
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/33	1,000	1,142
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,253
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,288
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,723
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,055
[4]	University of Cincinnati College & University Revenue	5.000%	6/1/40	1,125	1,259
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,900	2,117
	University of Cincinnati College & University Revenue	5.000%	6/1/41	2,225	2,479
	University of Cincinnati College & University Revenue	5.000%	6/1/42	11,780	13,069
	University of Cincinnati College & University Revenue	5.000%	6/1/42	2,335	2,591
	University of Cincinnati College & University Revenue	5.000%	6/1/43	5,975	6,598
	University of Cincinnati College & University Revenue	5.000%	6/1/43	2,450	2,705
	University of Cincinnati College & University Revenue	5.000%	6/1/44	3,100	3,411
[5]	University of Toledo College & University Revenue TOB VRDO	4.250%	8/1/24	23,480	23,480
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,224
	Worthington City School District GO	5.000%	12/1/38	700	788
	Worthington City School District GO	5.000%	12/1/39	1,000	1,123
					1,849,592
Oklahoma (0.4%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/39	800	897
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/40	1,160	1,291
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	3,930	3,900
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	798
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,785
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	7,997
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,703
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,692
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	4,500	5,068
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,440
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,482
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,003
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,021
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,533
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,078
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,388
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,143
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,114

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,207
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,558
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,335
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,406
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,477
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,340
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,155
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,044
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,537
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,516
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	17,327
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	235	244
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,307
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,935
	Oklahoma City OK GO	4.000%	3/1/38	5,800	6,011
	Oklahoma City OK GO	4.000%	3/1/39	5,800	5,953
	Oklahoma City OK GO	4.000%	3/1/40	5,800	5,917
	Oklahoma City OK GO	4.000%	3/1/42	5,800	5,838
	Oklahoma City OK GO	4.000%	3/1/44	5,820	5,760
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,742
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,923
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,598
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/37	1,000	1,138
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/38	1,000	1,129
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/39	1,150	1,289
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/40	1,500	1,670
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/41	2,000	2,204
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,651
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/44	1,850	2,026
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/45	1,000	1,093
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,034
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,816
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,832
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,472
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,143
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,293
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,133
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,834
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,710	8,995
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,176
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,951
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	7,080	7,896
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	6,000	6,778
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,485	7,417
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/34	1,000	1,156
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	419
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,526
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,802
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,107
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	482
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	998
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	951
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	433
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	416
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,153
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,610
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,726
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,471

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/44	7,300	8,080
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,150
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,416
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,036
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	7,123
[4]	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/43	1,575	1,770
[4]	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/44	1,665	1,865
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,412
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,005
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	354
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,158
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,206
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,776
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/38	1,245	1,285
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/39	1,690	1,734
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	971
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,950
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,502
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,008
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,035
					326,519
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,069
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,067
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,066
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,126
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,126
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,037
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,295
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	806
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,054
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,507
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,881
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	7,936
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,165
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,363
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	572
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	601
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,192
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	604
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	814
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/30	550	554
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,036
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	637
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	645
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	950	1,034
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,089
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	706
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	867
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,353
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,612
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,851
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,351
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,210
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Assante Project) TOB VRDO	4.200%	8/1/24	5,000	5,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,211
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,632
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,053
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,663
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,028
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,659
	Multnomah County OR School District No. 40 GO	0.000%	6/15/37	1,000	593
	Multnomah County OR School District No. 40 GO	0.000%	6/15/38	750	417
	Multnomah County School District No. 40 GO	0.000%	6/15/31	2,000	1,568
	Multnomah County School District No. 40 GO	0.000%	6/15/32	1,715	1,293
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,130
	Oregon	4.000%	8/1/33	1,700	1,729
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/25	1,430	1,452
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	705	731

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	4,285	4,941
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	3,590	4,132
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	2,780	3,185
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	2,500	2,847
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,890	4,404
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,900	3,262
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	9,000	10,083
Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,684
Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,239
Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/44	3,100	3,557
Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,806
Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,884
Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,561
Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,804
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/32	2,000	2,285
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/33	2,500	2,894
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/34	1,125	1,319
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,533
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,433
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,093
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,678
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,055
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,518
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,514
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	8,000	9,233
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	20,000	23,323
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	61,670	72,796
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,350	6,033
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	8,000	8,947
Oregon GO	4.000%	12/1/38	2,000	2,071
Oregon GO	5.000%	8/1/39	1,175	1,269
Oregon GO	5.000%	6/1/40	2,550	2,890
Oregon GO	5.000%	6/1/41	2,450	2,758
Oregon GO	5.000%	6/1/42	5,000	5,606
Oregon GO	5.250%	6/1/42	3,000	3,475
Oregon GO	5.250%	6/1/43	3,000	3,458
Oregon GO	5.500%	12/1/53	5,845	6,240
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,059
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	1,955	1,930
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/36	3,887	3,794
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	787
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	7,210	7,701
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	15,115
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	602
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	759
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	709
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	708
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,011
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,111
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,293
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,212
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,636
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,188
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,085
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,811
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,027
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,502
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,421
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,103
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,780
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,047
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	300	311
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/29	600	628

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/30	750	791
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/35	1,220	1,285
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,954
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,299
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,708
	Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,193
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,325
	Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,719
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,319
	Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,191
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,746
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,166
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,463
[4]	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,434
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,211
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,505
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,678
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,408
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,606
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,297
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,090
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,452
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,744
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,034
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,205
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,037
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,674
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,586
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,346
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,399
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,313
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,358
	Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,115
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,860
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,287
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	315
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	254
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	190
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	194
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	178
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	902
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/31	300	321
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/37	2,280	2,426
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,544
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,413
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,292
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,622
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,120
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,599
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,097
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,614
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,570
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,400
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,756
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,332
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,203
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	4,205	4,392
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,800
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Prere.	5.000%	6/15/27	795	838
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,149
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	11,073
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,655
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,420
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	3,032
					765,287

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (4.8%)
	Abington School District GO	4.000%	10/1/38	5,000	5,035
	Abington School District GO	4.000%	10/1/39	2,500	2,510
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,187
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	926
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	970
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	688
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	537
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,995
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,827
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,557
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,255
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,451
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	8,940
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,362
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,110	6,583
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,501
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,458
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,867
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,649
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,274
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,848
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,959
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,857
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,095	2,099
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	14,500	14,037
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,322
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,513
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,507
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,588
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,354
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	857
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	413
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,214
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	700
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	619
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	768
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	421
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,253
[2]	Allentown City School District GO	5.000%	2/1/29	3,150	3,328
[2]	Allentown City School District GO	5.000%	2/1/30	4,275	4,530
[2]	Allentown City School District GO	5.000%	2/1/33	5,000	5,280
[2]	Allentown City School District GO	5.000%	6/1/33	1,545	1,578
[2]	Allentown City School District GO	5.000%	6/1/34	2,000	2,043
[2]	Allentown City School District GO	4.000%	2/1/35	2,500	2,522
[2]	Allentown City School District GO	5.000%	2/1/37	2,550	2,679
[2]	Allentown City School District GO	5.000%	6/1/37	1,500	1,528
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,521
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,532
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,225	2,366
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,265	2,423
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,750	1,870
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,243
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,850	1,968
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,059
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,365
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	3,460	3,537
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,235	2,282
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	6,260	6,349
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,672
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,000	1,019
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	7,515	7,550
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,815
[2]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,381
[2]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,439
[2]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,484
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	470	301
[1]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,622
[1]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,073
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,816

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,536
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	6,035	5,991
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/36	1,055	1,137
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/38	1,160	1,245
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/42	1,410	1,478
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/43	1,480	1,545
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/44	1,555	1,616
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	425	425
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	447
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	475	479
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	591
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	795
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	837
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/31	1,825	1,850
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/32	1,915	1,938
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	297
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,282
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	2,022
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,767
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,470
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,220
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,309
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,210
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,048
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	609
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,070
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,864
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,956
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,036
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,134
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,605
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,678
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,355
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,683
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,416
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,196
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	995
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,394
[5,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	22,500	22,500
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,536
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,525
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,756
[1]	Coatesville School District GO	5.000%	8/1/24	5,385	5,385
[1]	Coatesville School District GO	5.000%	8/1/25	4,045	4,116
[2]	Coatesville School District GO	0.000%	10/1/34	1,530	1,011
[2]	Coatesville School District GO	0.000%	10/1/36	4,000	2,403
[2]	Coatesville School District GO	4.250%	11/15/39	10,195	10,352
	Colonial School District GO	5.000%	2/15/36	1,000	1,046
	Colonial School District GO	5.000%	2/15/37	1,015	1,061
	Colonial School District GO	5.000%	2/15/38	1,560	1,627
	Colonial School District GO	5.000%	2/15/39	1,350	1,406
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	999
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,052
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,069
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,086
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,779
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,677
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,065
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,272
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,206
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,998
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,600	7,023
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,084
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	24,517
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,277
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	40,000
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,642
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,568
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	15,995
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,063

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	37,914
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,281
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,344
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,001
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,055
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	39,069
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	20,390	23,101
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	44,547
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	28,696
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	41,144
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	44,205
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,330
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	25,202
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,305
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,298
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	37,091
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,321
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,166
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,159
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,881
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,338
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,538
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,312
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	21,279
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	20,344
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,612
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	14,767
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	17,996
	Conestoga Valley School District GO	4.000%	2/1/32	325	333
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,922
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,157
	Conestoga Valley School District GO	4.000%	2/1/39	640	648
	Conestoga Valley School District GO	4.000%	2/1/40	750	756
	Council Rock School District GO	2.000%	8/15/40	3,730	2,641
	Council Rock School District GO	2.000%	8/15/41	2,645	1,841
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,550	1,668
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,051
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,741
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,155	6,920
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/30	2,800	2,469
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/34	2,000	1,669
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	3,000	2,244
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,564
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,428
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,013
	Delaware County PA GO	5.000%	8/1/37	345	390
	Delaware County PA GO	5.000%	8/1/38	460	519
	Delaware County PA GO	5.000%	8/1/42	1,475	1,627
	Delaware County PA GO	5.000%	8/1/43	1,850	2,033
	Delaware County PA GO	5.000%	8/1/44	1,390	1,520
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,431
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,137
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,675
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,434
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,039
[14]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	4,625	4,997
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,002
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,050	3,132
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	2,950	3,028
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,086
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,610
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,048
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,132
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,008
	Easton Area School District GO	4.000%	4/1/30	2,300	2,301
	Easton Area School District GO	5.000%	2/1/31	1,580	1,688
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,176

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fairview School District GO	3.000%	9/15/34	650	594
[2]	Fairview School District GO	3.000%	9/15/36	500	450
[2]	Fairview School District GO	3.000%	9/15/37	500	443
[2]	Fairview School District GO	3.000%	9/15/38	1,000	867
[13]	Freddie Mac Pool	3.300%	8/1/39	25,978	24,445
[2]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,213
[2]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,648
[2]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,215
[2]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,051
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,665	6,182
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	17,214
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,332
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	29,774
[1]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,762
[1]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,496
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,612
[1]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,276
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	837
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	471
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	450
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,995
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,483
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,437
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,103
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,101
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	852
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,272
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,321
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,500	2,633
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,051
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,539
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,740	6,915
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,047
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,960
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/29	985	1,005
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/30	400	407
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/31	500	509
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	164
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	205
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	391
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	397
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	227
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	206
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	220
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,655	3,658
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,485	5,476
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	10,485	10,415
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	7,000	6,908
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,174
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	542
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,618
[1]	Luzerne County PA GO	5.000%	12/15/25	500	514
[1]	Luzerne County PA GO	5.000%	12/15/25	400	411
[1]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,041
[1]	Luzerne County PA GO	5.000%	12/15/26	500	520
[1]	Luzerne County PA GO	5.000%	12/15/27	500	528
[1]	Luzerne County PA GO	5.000%	12/15/27	500	528
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	747
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,105
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	696
	Manheim Central School District GO	4.000%	5/1/36	825	839
	Manheim Central School District GO	4.000%	5/1/37	750	758
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,721
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,485
	Manheim Central School District GO	4.000%	5/1/41	400	403
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,187

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	570
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,326
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	904
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,015
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,956
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,107
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,255
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,260
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,591
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,201
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,085
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,162
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,510
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,501
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,746
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,157
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,090
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,196
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,093
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,130
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,327
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,620
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,788
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	4,790	5,101
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,011
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,003
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,490
	Montgomery County PA GO	5.000%	10/1/39	6,165	6,869
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/27	1,385	1,418
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/28	1,455	1,491
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	400	399
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	7,910
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,510
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,434
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,889
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,535
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,146
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,992
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	39,865	40,730
[1]	Montour School District GO	5.000%	4/1/32	3,245	3,302
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,356
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,907
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,604
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,210
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,057
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,053
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,311
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,420	2,532
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,055
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,047
	North Allegheny School District GO	4.000%	5/1/36	760	781
[4]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/33	2,000	2,315
[4]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	7,000	8,192
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,817
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,062
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,273

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,361
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,950
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,365
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	9,710
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,137
	Penn Delco School District GO	3.000%	6/1/32	600	571
	Penn Delco School District GO	3.000%	6/1/33	600	564
	Penn Delco School District GO	3.000%	6/1/34	830	764
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/42	1,550	1,532
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/43	1,000	994
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/44	1,500	1,476
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/38	700	808
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/39	700	804
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/40	700	799
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/43	1,000	1,125
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/44	1,325	1,487
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,016
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,268
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,039
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,709
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,541
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,561
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	378
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,309
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,457
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,740
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	494
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	576
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	12,972
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,415
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,179
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	11,039
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,291
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,001
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,038
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,435
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,022
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,723
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,406
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,908
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,103
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,155
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/27	3,010	3,213
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,819
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Company Project)	3.000%	4/1/39	10,000	8,655
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	878
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,338
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,611
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,445
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,088
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,143
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,024
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,390	8,452
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	9,875	9,954

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,593
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,014
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,719
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	6,047
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,159
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,590
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,577
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,057
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,266
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,262
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,257
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,613
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,877
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	540
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,878
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,618
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,374
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	12,045
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,132
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,440	2,448
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	11,333
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	10,000	10,006
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	465	464
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,015	8,811
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,090	3,943
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,165	11,252
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,585	6,806
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	32,080	33,911
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,654	10,252
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,445	8,129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	10,125	11,059
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	7,322	7,321
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	4,375	4,375
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,249
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,226
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,872
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,716
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,702
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,402
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,633
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,733
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,514
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,441
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,369
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,856
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,095
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,412
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,320
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,961
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,970
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,310
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,458

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,290
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,184
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	22,922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,230
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,691
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,721
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,347
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	23,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	31,378
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,139
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,378
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	26,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,068
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,150
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,485
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,579
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,628
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,545
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,232
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,702
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,913
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	1,989
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,529
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,845
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	1,972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,584
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,019
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,476
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,936
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	853
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,499
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	3,740	4,196
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,675
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,200	2,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,950	3,293
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,945	3,275
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,542
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,924
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,978
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	4,972
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	4,395	4,329
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.500%	6/15/34	1,885	1,892
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,725	1,779
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,425
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,574
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,813
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,015
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,550

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,080
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,643
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,091
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,202
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,993
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,197
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,660
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	800
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,455
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,998
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,157
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,968
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,395
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,051
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,743
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,370
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,079
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,533
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,085
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,891
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,082
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,013
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	4.000%	6/15/29	650	631
[5]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc.PA)	5.000%	4/15/32	2,005	2,024
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/32	340	353
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/42	750	757
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	750	740
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	685	703
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	633
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/28	420	434
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/29	220	227
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/30	145	150
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	8,025
	Philadelphia IDA College & University Revenue	5.000%	4/1/26	12,860	13,003
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,823
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,562
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,583
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,525
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,904
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,543
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,816
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	3,029
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,727
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,580
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,275
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,190
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,750	2,767
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,153
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,879
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	8,168
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,650
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	337
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	355
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	526
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,319
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,265
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,056
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,984
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,988
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,867
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,234
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,083
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,372
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,329
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,125
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/31	630	642
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,901
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,347
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,504
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,487

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,283
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,163
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,270
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,016
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	5,022
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,080
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,761
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,421
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,144
	Philadelphia PA GO	4.000%	5/1/39	12,285	12,334
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,752
	Philadelphia PA GO	4.000%	5/1/41	5,000	4,920
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,446
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,225
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,108
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,683
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,913
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	4,918
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,244
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,066
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,366
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,389
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,311
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,489
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,303
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,100
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,803
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,521
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,711
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,751
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,523
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,711
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,833
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,756
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	267
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,949
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,944
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,254
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,414
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,296
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,983
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,469
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,982
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	5,005
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,465
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,397
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,540
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,431
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,859
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,946
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	2,750	2,951
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,192
	Pittsburgh PA GO	5.000%	9/1/41	375	415
	Pittsburgh PA GO	5.000%	9/1/43	525	577
[1]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,343
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,094
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,089
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	598
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,917
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,175
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,466
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,435
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,159
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,125
[1]	Reading School District GO	5.000%	3/1/26	1,235	1,271
[1]	Reading School District GO	5.000%	3/1/36	1,250	1,294
[2]	Ridley School District GO	3.000%	11/15/38	3,820	3,425
[1]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,512
[1]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,663
[1]	River Valley PA School District GO	4.000%	3/15/31	1,670	1,731

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,802
[1]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,934
[1]	River Valley PA School District GO	4.000%	3/15/35	1,955	2,013
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,087
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,884
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,741
	Rose Tree Media School District GO	5.000%	4/1/29	700	722
[2]	School District of Philadelphia GO	5.000%	9/1/25	19,955	20,332
	School District of Philadelphia GO	5.000%	9/1/26	2,295	2,335
	School District of Philadelphia GO	5.000%	9/1/29	2,010	2,163
	School District of Philadelphia GO	5.000%	9/1/30	3,225	3,467
	School District of Philadelphia GO	5.000%	9/1/31	3,000	3,211
	School District of Philadelphia GO	5.000%	9/1/32	2,100	2,130
	School District of Philadelphia GO	5.000%	9/1/32	4,425	4,752
	School District of Philadelphia GO	5.000%	9/1/33	1,500	1,608
	School District of Philadelphia GO	4.000%	9/1/36	2,960	3,007
	School District of Philadelphia GO	5.000%	9/1/36	1,000	1,052
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,138
	School District of Philadelphia GO	5.000%	9/1/37	1,000	1,053
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,296
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,598
	School District of Philadelphia GO	4.000%	9/1/39	4,520	4,560
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,672
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,462
	School District of Philadelphia GO	5.250%	9/1/40	11,665	13,136
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,573
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,533
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,759
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,863
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,737
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,452
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,026
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,175
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,082
[19]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,791
[19]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,508
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/25	1,030	1,036
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/26	880	898
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,118
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,667
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,909
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,482
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,168
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/34	790	868
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/39	1,000	1,004
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/40	1,000	994
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,517
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,701
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,725
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,680
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	624
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,432
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,603
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,711
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,121
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,630
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,329
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,188
[1]	Trinity Area School District GO	4.000%	11/1/37	600	617
[1]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,762
[1]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,772
[1]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,259
	Twin Valley School District GO	3.000%	4/1/28	1,000	987

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Twin Valley School District GO	3.000%	4/1/29	500	490
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,121
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,164
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,055
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,185
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	12,620	13,743
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,341
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	5,984
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,065
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	644
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	663
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	680
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,401
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,439
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,475
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	7,355
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	230
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	338
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	411
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	722
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	567
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,290
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	1,984
[2]	William Penn School District GO	4.000%	11/15/29	2,140	2,234
[2]	William Penn School District GO	3.000%	11/15/39	1,000	869
[2]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,307
[2]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,353
[2]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,416
[2]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,470
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,500
					3,527,543
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	39,911	40,234
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	87,744	91,531
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	105,214
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	51,472	56,965
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	77,437	52,136
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	81,086	81,325
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	27,741	27,258
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,815	6,620
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	15,170	14,227
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,505
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,071
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,902
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,371
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,394
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	28,399
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	18,635	19,590
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	24,150	25,484
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	19,000	19,798
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	750	784
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	12,345	12,970
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	12,940	12,149
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,595	5,253
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,958
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,420	1,455
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	431
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	236
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	633
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	181
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	415	441
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	48

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	235	225
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	225	214
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	230	217
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	4,450	4,474
[1,7]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,053
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	27,622	24,736
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	45,758	38,025
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	21,760
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	28,305	19,918
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	247,261	245,091
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,223	19,054
					1,008,511
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,113
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/36	5,000	5,310
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/37	3,000	3,181
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	528
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	664
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,609
	Rhode Island GO	3.000%	5/1/32	8,170	7,731
	Rhode Island GO	3.000%	5/1/33	8,420	7,836
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,069
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	419
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	445
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	484
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	489
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	111
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	516
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	553
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/37	4,340	5,032
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	691
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	440
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	842
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	815
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	596
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,542
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,009
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,044
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,026
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,016
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	10,000	11,135
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	956
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,950	2,158
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,900	2,075
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,000	1,085
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,215	1,307
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,000	1,067
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,118
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,585
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	933
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	5,093
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,514
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,199
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,472
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,774
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,947
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,623
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,530

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,240
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,010
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,397
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,446
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	1,800	1,799
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,405	2,391
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,730	11,455
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,650	5,492
				159,912
South Carolina (1.4%)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,081
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	810
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,228
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	974
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	858
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	677
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,311
Charleston County SC GO	5.000%	11/1/25	7,660	7,858
Charleston County SC GO	4.000%	11/1/34	7,410	7,554
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	738
Clemson University College & University Revenue	3.000%	5/1/33	4,260	4,027
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,015
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,076
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,579
Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	412
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,529
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,363
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,907
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,976
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	680
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	676
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	620
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	618
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	763
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	872
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,520
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	940
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,477
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,243
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	943
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,060
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	961
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,063
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	158
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,715
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,362
Horry County SC School District GO	5.000%	3/1/28	10,120	10,873
Horry County SC School District GO	5.000%	3/1/30	11,230	12,488
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,187
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,129
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,673
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	891
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,112
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,223
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,251
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	722
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	966
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,296
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,205
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,190
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,817
Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,935
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,300
Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,220
Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,867
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,102
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,128
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,425	1,497

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,390
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,718
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,546
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,277
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,058
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,154
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,498
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,753
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,501
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,004
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,018
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,403
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,231
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,581
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,925
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,192
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,480
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,803
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	2,980
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,436
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,654
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,916
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	86,088
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	22,970	24,698
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/28	500	529
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/29	500	536
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	541
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	272
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	544
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	881
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,081
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	741
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	374
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	609
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	581
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	603
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,021
[7,14]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,306
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,567
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,230
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,779
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	34,437
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,244
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,087
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	951
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,570	1,552
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,000	2,027
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,531
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/36	975	1,087
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/37	1,035	1,152
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/38	1,115	1,236
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/39	1,125	1,240
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/40	1,000	1,097
	South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	5,000	5,131
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,470
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,642
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,394
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	743
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,019
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	917

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,100	1,154
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,440	23,992
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	526
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,397
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,220
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	10,932
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	6,000	6,770
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	9,835	11,227
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	9,000	10,225
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,095	3,088
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	8,085	9,103
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,515	7,303
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/45	13,890	15,844
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,811
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,715	2,774
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,230
[5,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	8/1/24	3,000	3,000
[5,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.580%	8/7/24	9,655	9,655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	518
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,034
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	2,010
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	3,991
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	12,835
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,045
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	20,040
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	13,932
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,140
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,346
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,566
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	508
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,370
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,261
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,671
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,388
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,781
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,904
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,656
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	28,088
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	8,002
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	6,000	6,708
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,367
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	14,435	14,481
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/40	2,130	2,358
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	8,161
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,512
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	3,000	3,296
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5,000	5,494
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,574
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	3,200	3,497
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,754
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,625	3,942
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	6,315	6,867
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/44	3,000	3,247
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	2,630	2,825
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	5,997
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,509
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,907
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,387
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,933
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,364
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	407
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,333
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,775	1,503
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/46	375	254
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	925	919
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	810	789

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,865	3,800
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	13,070	13,570
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,168
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,010
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	21,422
	Spartanburg County School District No. 5 GO	4.000%	3/1/41	5,260	5,362
	Spartanburg County School District No. 5 GO	4.000%	3/1/43	2,000	2,006
	Spartanburg County School District No. 5 GO	4.000%	3/1/44	3,010	3,018
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,440
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	309
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	542
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	2,986
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	542
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	579
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	509
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,996
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,057
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,493
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,005
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,471
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,820
					1,030,652
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	653
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,270
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	677
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,279
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,440
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,831
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,023
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,817
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,419
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,121
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,128
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,898
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,792
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,001
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,269
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,980
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,680
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	1,400	1,387
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,557
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,100	2,094
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	25,807
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,635	2,574
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	7,545	7,340
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,965	3,170
					98,207
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,629
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,416
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,266
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,368
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,074
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	792
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	996
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,066
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	803
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,355
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	14,525
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	15,216
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,448
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,487
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,404
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,333
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,623
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,528
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,448

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,870
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,610	1,804
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	2,200	2,441
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	2,600	2,864
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	2,915	3,197
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/43	3,715	4,054
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/44	3,000	3,259
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,379
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,952
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,615
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,425
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	698
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	996
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,751
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,724
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,595
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,048
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,126
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,568
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	992
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,432
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
	Kingsport TN GO	4.000%	3/1/44	1,245	1,253
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,067
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,393
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	204
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,175	6,427
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,509
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,107
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,556
	Knox County TN GO	3.000%	6/1/36	3,530	3,275
	Knox County TN GO	3.000%	6/1/39	3,675	3,286
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,470
	Knoxville TN GO	3.000%	5/1/37	3,175	2,966
	Knoxville TN GO	3.000%	5/1/40	3,470	3,097
	Maury County TN GO	5.000%	4/1/29	1,275	1,310
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,044
[4]	Memphis TN GO	5.000%	4/1/40	7,120	7,960
	Memphis TN GO	4.000%	5/1/40	5,280	5,379
[4]	Memphis TN GO	5.000%	4/1/41	6,000	6,679
[4]	Memphis TN GO	5.000%	4/1/41	5,815	6,472
[4]	Memphis TN GO	5.000%	4/1/42	7,120	7,895
[4]	Memphis TN GO	5.000%	4/1/42	7,260	8,049
[4]	Memphis TN GO	5.000%	4/1/43	7,115	7,855
[4]	Memphis TN GO	5.000%	4/1/43	6,600	7,285
[4]	Memphis TN GO	5.000%	4/1/44	6,600	7,261
[4]	Memphis TN GO	5.000%	4/1/45	4,620	5,067
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,074
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,115
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	935
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,579
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,444
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,816
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,322
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,019
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,838
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,933
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,024
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,580
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,014
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,008
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,072
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	255

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	555
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	553
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	441
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,155
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	398
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	730	713
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	7,790	7,064
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	7,575	8,065
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,289
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	752
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,416
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	721
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,090
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,908
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,104
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,130
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,593
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,059
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,176
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,133
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,077
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,232
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,050
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,050
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,269
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,311
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,090
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	786
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	676
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,048
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,257
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,307
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,102
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,168
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,162
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,885
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,548
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,380
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,403
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,954
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	15,040
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,529
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	7,580	7,658
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,821
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	3.000%	7/1/40	1,095	955
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,800
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	398
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,639
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	681
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,852
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,539
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,386
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	337
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,685
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	669
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,214

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,489
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,560
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,016
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,743
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,293
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,071
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	918
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,380
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,542
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/34	38,090	43,094
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	12,460	13,231
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	5,925
	Shelby County TN GO	4.000%	4/1/33	6,055	6,251
	Shelby County TN GO	4.000%	4/1/35	7,200	7,378
[5,6]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	18,455	18,455
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	62,225	62,513
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	118,165	125,178
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	53,230
	Tennergy Corp. Natural Gas Revenue PUT, Prere.	5.000%	10/1/24	118,555	118,912
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,923
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,836
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,290
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	23,059
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	80,430	83,759
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	18,319
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,575	9,095
	Tennessee GO	5.000%	9/1/36	5,005	5,253
	Tennessee GO	5.000%	9/1/37	5,005	5,250
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,853
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,182
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,152
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/37	1,500	1,371
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	5,080	5,048
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,470	19,495
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,075	4,347
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,880	4,767
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,219
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,878
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,908
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,065
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,316
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,562
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,407
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,507
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,155
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	8,100	8,801
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,110
	Williamson County TX GO	3.000%	4/1/36	4,945	4,655
	Williamson County TX GO	3.000%	4/1/37	5,090	4,756
	Williamson County TX GO	3.000%	4/1/37	3,375	3,154
	Williamson County TX GO	3.000%	4/1/38	5,245	4,845
	Williamson County TX GO	3.000%	4/1/38	3,475	3,210
	Williamson County TX GO	3.000%	4/1/39	5,400	4,903
					1,154,567

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas (12.5%)
	Abilene TX GO	4.000%	2/15/43	1,370	1,365
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,206
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,280
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,291
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,134
[18]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	851
[18]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	825
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,716
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,528
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,149
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,109
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,816
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,007
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,203
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,414
[18]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,963
[18]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,075
[18]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,128
[18]	Aldine Independent School District GO	5.000%	2/15/40	2,000	2,258
[18]	Aldine Independent School District GO	5.000%	2/15/41	3,200	3,602
[18]	Aldine Independent School District GO	5.000%	2/15/42	4,085	4,564
[18]	Aldine Independent School District GO	5.000%	2/15/43	3,255	3,617
[18]	Aldine Independent School District GO	5.000%	2/15/44	4,125	4,567
[18]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,414
[18]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,186
[18]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,203
[18]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,098
[18]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,623
[18]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,719
[18]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,801
[18]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,106
[18]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,033
[18]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,605
[18]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,120
[18]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,133
[18]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	11,017
[1]	Amarillo TX Waterworks & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,317
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	3,027
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,133
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,793
[18]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,174
[18]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,253
[18]	Angleton Independent School District GO	4.000%	2/15/40	4,415	4,517
[18]	Angleton Independent School District GO	4.000%	2/15/44	1,000	1,004
	Anna TX GO	4.250%	2/15/47	1,900	1,897
[5]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,248	4,387
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	252
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	410	419
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	319
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	79
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	254
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	510
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	84
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	526
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	88
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	317
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	389
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	338
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,638
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	383
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,278
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	162
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,125
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,534
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	917
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,910
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	478
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,652

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,250
	Arlington TX GO	5.000%	8/15/34	3,795	4,447
	Arlington TX GO	5.000%	8/15/34	1,170	1,371
	Arlington TX GO	5.000%	8/15/39	3,790	4,319
	Arlington TX GO	5.000%	8/15/40	3,790	4,291
	Arlington TX GO	5.000%	8/15/41	3,790	4,263
	Arlington TX GO	5.000%	8/15/42	3,790	4,244
[18]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,030
[18]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,607
[18]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,125
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,401
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	793
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,058
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,057
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,653
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,790
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,155
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,480
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,397
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,839
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,037
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,945
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,189
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,278
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/34	2,035	2,373
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,560
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,986
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	857
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	867
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,570
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,957
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,432
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,628
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,622
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,721
[18]	Aubrey Independent School District GO	5.000%	2/15/39	3,055	3,397
[5]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	349	351
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/37	1,230	1,371
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/40	1,000	1,090
[5]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	1,031
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/45	1,224	1,322
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,275	1,277
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/43	10,500	10,553
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,015
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,564
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,053
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,781
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	701
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	855
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,052
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,371
[18]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,131
	Austin Independent School District GO	5.000%	8/1/37	3,285	3,747
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,686
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,387
[18]	Austin Independent School District GO	5.000%	8/1/40	6,460	7,220
[18]	Austin Independent School District GO	5.000%	8/1/41	12,235	13,611
[18]	Austin Independent School District GO	5.000%	8/1/42	10,190	11,279
[18]	Austin Independent School District GO	4.000%	8/1/43	14,460	14,565
[18]	Austin Independent School District GO	4.000%	8/1/44	12,390	12,412
[18]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,225
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,101
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,271
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,629
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,021
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,847
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,246
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,681
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,069
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,125

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,223
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,237
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,259
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,792
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,099
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,096
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,620
	Austin TX GO	5.000%	9/1/29	2,855	2,859
	Austin TX GO	5.000%	9/1/30	1,240	1,242
	Austin TX GO	5.000%	9/1/33	4,315	4,320
[5]	Austin TX Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,433
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,746
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,100
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,806
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,933
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,120
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,684
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,492
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,150
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,148
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	9,054
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,847
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,587
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,487
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,185
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,275	4,889
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,466
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,100	4,645
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,437
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	6,595	7,417
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,739
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	12,055	13,497
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	4,143
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	21,655	24,063
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/44	2,500	2,768
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	2,370	2,547
[18]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,961
[18]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	10,237
[18]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,644
[18]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,583
[18]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,819
[18]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,457
[18]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	5,013
[18]	Beaumont Independent School District GO	3.000%	2/15/35	2,000	1,847
	Bell County TX GO	3.000%	2/15/37	1,255	1,121
	Bell County TX GO	3.000%	2/15/39	2,000	1,734
	Bell County TX GO	3.000%	2/15/40	2,250	1,909
	Bell County TX GO	3.000%	2/15/41	2,000	1,677
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	880
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	905
[18]	Belton Independent School District GO	5.000%	2/15/36	740	819
[18]	Belton Independent School District GO	4.000%	2/15/37	570	587
[18]	Belton Independent School District GO	4.000%	2/15/38	875	896
[18]	Belton Independent School District GO	4.000%	2/15/39	910	929
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,747
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,283
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,912
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,773
	Bexar County Hospital District GO	5.000%	2/15/37	500	559
	Bexar County Hospital District GO	5.000%	2/15/38	500	557
	Bexar County Hospital District GO	5.000%	2/15/39	865	958
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,377
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,194
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,639
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,633
	Bexar County TX GO	5.000%	6/15/27	5,000	5,186
	Bexar County TX GO	5.000%	6/15/28	4,370	4,535
	Bexar County TX GO	4.000%	6/15/34	2,000	2,012
	Bexar County TX GO	4.000%	6/15/34	1,260	1,276

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	4.000%	6/15/35	3,565	3,627
	Bexar County TX GO	5.000%	6/15/36	3,550	3,700
	Bexar County TX GO	4.000%	6/15/37	3,315	3,346
	Bexar County TX GO	4.000%	6/15/38	2,860	2,897
	Bexar County TX GO	3.000%	6/15/39	1,550	1,396
	Bexar County TX GO	5.000%	6/15/41	2,105	2,337
	Bexar County TX GO	5.000%	6/15/42	5,325	5,875
	Bexar County TX GO	5.000%	6/15/43	4,805	5,277
[18]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,661
[18]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,197
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,434
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,860
[18]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,479
[18]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,052
[18]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,231
[18]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,123
[18]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,659
[18]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,202
[18]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	2,062
[18]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,185
[18]	Brownwood Independent School District GO	5.000%	2/15/30	800	885
[18]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,783
[18]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	5,077
[18]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,609
[18]	Bullard Independent School District GO	4.000%	2/15/43	1,500	1,513
[18]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,116
[18]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,156
[18]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,205
[18]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,310
[18]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,651
[18]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,437
[18]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,119
[18]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,425
[18]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,105
[18]	Canutillo Independent School District GO	5.000%	2/15/41	2,600	2,911
[18]	Canutillo Independent School District GO	5.000%	2/15/42	3,200	3,565
[18]	Canutillo Independent School District GO	5.000%	2/15/43	4,165	4,618
[18]	Canutillo Independent School District GO	5.000%	2/15/44	2,500	2,762
[5,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	2,400	2,400
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,622
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,683
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,673
[18]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	912
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	11,204
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	14,287
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,673
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	8,016
[4,18]	Cedar Hill Independent School District GO	5.000%	2/15/43	5,000	5,555
[4,18]	Cedar Hill Independent School District GO	5.000%	2/15/44	6,000	6,643
[4,18]	Cedar Hill Independent School District GO	5.000%	2/15/45	6,000	6,615
[18]	Celina Independent School District GO	5.000%	2/15/37	500	571
[18]	Celina Independent School District GO	5.000%	2/15/38	630	717
[18]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,129
[18]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,112
[18]	Celina Independent School District GO	5.000%	2/15/43	675	747
	Celina TX GO	5.000%	9/1/36	500	565
	Celina TX GO	4.000%	9/1/38	740	758
	Celina TX GO	4.000%	9/1/39	4,050	4,120
	Celina TX GO	4.000%	9/1/40	1,400	1,413
	Celina TX GO	4.000%	9/1/41	2,000	2,003
	Celina TX GO	4.000%	9/1/42	3,525	3,496
	Celina TX GO	4.000%	9/1/42	6,580	6,526
[5]	Celina TX Special Assessment Revenue	4.375%	9/1/30	324	322
[5]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	217
[5]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	1,022
[5]	Celina TX Special Assessment Revenue	5.125%	9/1/43	1,012	1,006
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,570
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,359
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,168
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,193

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,964
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,755
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,294
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,451
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,688
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	832
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	855
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,574
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,020
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	885
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,100	1,191
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,847
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,300
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,536
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,103
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,024
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,071
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,477
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,901
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,202
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,084
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,335
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,093
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,783
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,109
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,163
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,379
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	819
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,299
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,144
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,224
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,035
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,105
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	737
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	966
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	871
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,311
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,038
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,418
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,086
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,997
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,520
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,370
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,792
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,413
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,054
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,595
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,111
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,887
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,036
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,672
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	1,490	1,586
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	893
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	17,840
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,467
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,268
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,546
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,000	2,037
[14]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	3,016
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,119
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,433
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,331
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,069
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	40,917
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	55,167
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	21,010	23,795
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	30,335	34,635
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	19,780	22,657
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	52,175	59,286
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	30,000	34,202

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	15,745	17,807
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,194
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	35,061
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	10,000	11,116
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,918
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	4,040	4,461
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,225	2,445
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,073
[4]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	4,570	5,020
[4]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	15,705	17,090
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/32	1,535	1,694
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/33	3,190	3,554
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/40	4,525	4,921
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/41	2,500	2,707
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/42	5,005	5,398
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/43	5,260	5,648
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/44	5,530	5,918
[18]	Channelview Independent School District GO	2.000%	8/15/40	1,000	697
[18]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,788
[18]	Clear Creek Independent School District GO	5.000%	2/15/40	2,520	2,834
[18]	Clear Creek Independent School District GO	5.000%	2/15/41	3,845	4,305
[18]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,161
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	411
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	830	892
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	364
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	835
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	540
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,186
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	559
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	410
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	412
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	513
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/36	1,100	1,224
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	785
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,280	1,438
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,000	1,112
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,081
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,000	1,118
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,200	1,328
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,826
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,250	1,392
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,000	1,103
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,150
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,183
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,221
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,829
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	14,000	13,733
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	639
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,163
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	991
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,144
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,033
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,437
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,535
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,522
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,960	1,978
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,404
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,941
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,220
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,229
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,291
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,370
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,097

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collin County Community College District GO	3.000%	8/15/39	5,000	4,438
	Collin County TX GO	5.000%	2/15/27	1,335	1,404
	Collin County TX GO	5.000%	2/15/33	2,000	2,165
	Collin County TX GO	3.000%	2/15/36	370	342
	Collin County TX GO	5.000%	2/15/37	2,250	2,559
	Collin County TX GO	4.000%	2/15/38	2,480	2,551
	Collin County TX GO	5.000%	2/15/38	2,880	3,259
	Collin County TX GO	4.000%	2/15/43	13,035	12,937
	Collin County TX GO	4.000%	2/15/44	12,560	12,364
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,763
[18]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,483
[18]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,411
[18]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,348
[18]	Comal Independent School District GO	3.000%	2/1/41	12,000	10,206
[18]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,338
[18]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,578
[18]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,130
[18]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,482
[18]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,457
[18]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,645
[18]	Conroe Independent School District GO	5.000%	2/15/42	29,195	32,772
[18]	Conroe Independent School District GO	5.000%	2/15/43	17,500	19,521
[18]	Conroe Independent School District GO	5.000%	2/15/44	21,000	23,341
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	183
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	163
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	181
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	220
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	258
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	283
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	303
	Conroe TX GO	5.000%	11/15/26	980	1,021
	Conroe TX GO	5.000%	11/15/27	1,035	1,097
	Conroe TX GO	5.000%	11/15/28	1,720	1,854
	Conroe TX GO	5.000%	3/1/34	300	339
	Conroe TX GO	5.000%	11/15/34	240	273
	Conroe TX GO	5.000%	3/1/35	435	491
	Conroe TX GO	5.000%	11/15/35	210	239
	Conroe TX GO	5.000%	3/1/36	465	522
	Conroe TX GO	5.000%	11/15/36	420	475
	Conroe TX GO	4.000%	3/1/37	905	934
	Conroe TX GO	4.000%	11/15/37	915	942
	Conroe TX GO	4.125%	11/15/38	955	987
	Conroe TX GO	5.000%	11/15/39	450	503
	Conroe TX GO	5.000%	11/15/40	630	699
	Conroe TX GO	4.250%	3/1/41	1,135	1,170
	Conroe TX GO	5.000%	3/1/41	1,075	1,188
	Conroe TX GO	4.000%	11/15/41	2,305	2,347
	Conroe TX GO	5.000%	11/15/42	475	521
[18]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,132
[18]	Coppell Independent School District GO	4.000%	8/15/42	1,000	1,008
[18]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,573
[18]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,038
[18]	Corpus Christi Independent School District GO	5.000%	8/15/40	1,430	1,602
[18]	Corpus Christi Independent School District GO	5.000%	8/15/41	1,765	1,968
[18]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,911
[18]	Corpus Christi Independent School District GO	5.000%	8/15/42	3,435	3,815
[18]	Corpus Christi Independent School District GO	5.000%	8/15/43	3,450	3,814
[18]	Corpus Christi Independent School District GO	5.000%	8/15/44	1,920	2,115
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,216
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	975
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	567
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	939
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,710
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	2,017
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,557
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,129
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,220
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,099
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,790

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,807
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/43	6,590	7,292
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/44	4,000	4,410
[18]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	778
[18]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,106
[18]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,185
[18]	Crandall Independent School District GO	4.000%	8/15/42	805	812
[18]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,420
[18]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,247
[18]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,144
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,268
[18]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	7,423
[14]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,095
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,364
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,503
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,073
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,182
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,336
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,444
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,899
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,360
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,399
	Dallas County TX GO	5.000%	8/15/40	3,560	3,943
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,463
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,268
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,620
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,852
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,562
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,642
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,713
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	24,234
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,200
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,285
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,185
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	3,101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,773
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,919
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,423
[4]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,280	1,283
[18]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,915
[18]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,666
[18]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,467
[18]	Dallas Independent School District GO	5.000%	2/15/43	7,530	8,351
	Dallas TX GO	3.000%	2/15/38	1,225	1,102
	Dallas TX GO	4.000%	2/15/41	3,125	3,139
	Dallas TX GO	5.000%	2/15/41	6,285	6,921
	Dallas TX GO	5.000%	2/15/43	6,465	7,052
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,214
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,207
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,753
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,751
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,440
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,267
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,719
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,732
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	953
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,671
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,000	2,041
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,168
[18]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,499
[18]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,518
[18]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,979
[18]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,564
[18]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,086
[18]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,922
[18]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,132
[18]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,037
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,264
	Denton County TX GO	5.000%	7/15/25	1,830	1,865

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denton County TX GO	4.000%	7/15/41	4,950	5,002
	Denton County TX GO	4.000%	7/15/42	5,255	5,276
[18]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,010
[18]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,425
[18]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,593
[18]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,191
[18]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,681
[18]	Denton Independent School District GO	5.000%	8/15/40	3,705	4,174
[18]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,326
[18]	Denton Independent School District GO	5.000%	8/15/42	6,350	7,093
[18]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,076
[18]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,450
[18]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,194
	Denton TX GO	4.000%	2/15/39	3,605	3,650
	Denton TX GO	4.000%	2/15/40	2,560	2,575
	Denton TX GO	4.000%	2/15/40	6,995	7,032
	Denton TX GO	4.000%	2/15/41	7,275	7,264
	Denton TX GO	4.000%	2/15/42	2,675	2,644
	Denton TX GO	4.000%	2/15/42	2,285	2,255
	Denton TX GO	4.000%	2/15/42	2,005	1,979
	Denton TX GO	4.000%	2/15/42	5,710	5,636
	Denton TX GO	4.000%	2/15/43	7,880	7,700
	Denton TX GO	4.000%	2/15/43	2,240	2,189
	Denton TX GO	4.000%	2/15/43	5,950	5,814
	Denton TX GO	4.000%	2/15/44	3,190	3,097
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,065
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	23,960	23,960
[18]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,714
[18]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,264
[18]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,224
[18]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,490
[18]	Donna TX Independent School District GO	5.000%	2/15/37	760	867
[18]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,824
[18]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,071
[18]	Donna TX Independent School District GO	5.000%	2/15/42	750	831
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,338
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,382
[18]	Duncanville TX Independent School District GO	5.000%	2/15/32	2,940	3,345
[18]	Duncanville TX Independent School District GO	5.000%	2/15/33	1,435	1,655
[18]	Duncanville TX Independent School District GO	5.000%	2/15/42	4,885	5,414
[18]	Duncanville TX Independent School District GO	5.000%	2/15/43	5,800	6,419
[18]	Duncanville TX Independent School District GO	5.000%	2/15/44	5,600	6,177
[18]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	10,896
[18]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	2,016
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/41	1,375	1,541
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/42	2,000	2,233
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/43	1,750	1,943
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/44	1,500	1,659
[18]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,438
[18]	East Central Independent School District GO	4.000%	8/15/40	2,645	2,687
[18]	East Central Independent School District GO	4.000%	8/15/41	3,500	3,547
[18]	East Central Independent School District GO	4.000%	8/15/42	3,640	3,675
[18]	East Central Independent School District GO	4.000%	8/15/43	3,790	3,815
[18]	East Central Independent School District GO	4.000%	8/15/44	3,640	3,653
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,132
	Ector County Hospital District GO	5.000%	9/15/29	780	807
	Ector County Hospital District GO	5.000%	9/15/30	850	884
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,814
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,286
[18]	Ector County Independent School District GO	5.000%	8/15/40	2,925	3,281
[18]	Ector County Independent School District GO	5.000%	8/15/41	3,205	3,574
[18]	Ector County Independent School District GO	5.000%	8/15/42	5,735	6,364
[18]	Ector County Independent School District GO	5.000%	8/15/43	3,535	3,905
[9]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,001
[18]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,560
[18]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,157
[18]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,141
[18]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,749
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,175
	El Paso TX GO	5.000%	8/15/27	1,000	1,030

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/29	785	861
	El Paso TX GO	5.000%	8/15/29	1,005	1,035
	El Paso TX GO	4.000%	8/15/30	3,480	3,528
	El Paso TX GO	5.000%	8/15/31	4,050	4,163
	El Paso TX GO	5.000%	8/15/32	3,625	3,724
	El Paso TX GO	5.000%	8/15/32	680	736
	El Paso TX GO	3.000%	8/15/33	375	351
	El Paso TX GO	5.000%	8/15/33	1,300	1,408
	El Paso TX GO	5.000%	8/15/33	1,500	1,624
	El Paso TX GO	3.000%	8/15/34	710	657
	El Paso TX GO	4.000%	8/15/34	435	452
	El Paso TX GO	5.000%	8/15/34	4,570	4,688
	El Paso TX GO	3.000%	8/15/35	430	392
	El Paso TX GO	4.000%	8/15/35	1,000	1,026
	El Paso TX GO	4.000%	8/15/35	1,075	1,103
	El Paso TX GO	4.000%	8/15/35	450	467
	El Paso TX GO	5.000%	8/15/35	4,795	4,914
	El Paso TX GO	5.000%	8/15/35	1,150	1,178
	El Paso TX GO	3.000%	8/15/36	485	436
	El Paso TX GO	4.000%	8/15/36	1,010	1,031
	El Paso TX GO	4.000%	8/15/36	1,000	1,021
	El Paso TX GO	4.000%	8/15/36	500	516
	El Paso TX GO	5.000%	8/15/36	4,005	4,099
	El Paso TX GO	5.000%	8/15/36	5,035	5,153
	El Paso TX GO	4.000%	8/15/37	500	510
	El Paso TX GO	4.000%	8/15/37	1,110	1,132
	El Paso TX GO	4.000%	8/15/37	680	701
	El Paso TX GO	3.000%	8/15/38	720	633
	El Paso TX GO	4.000%	8/15/38	1,155	1,171
	El Paso TX GO	4.000%	8/15/38	1,000	1,023
	El Paso TX GO	3.000%	8/15/39	1,575	1,367
	El Paso TX GO	4.000%	8/15/39	1,000	1,009
	El Paso TX GO	4.000%	8/15/40	1,000	1,002
	El Paso TX GO	5.000%	8/15/42	9,500	9,645
	El Paso TX GO	4.000%	8/15/47	1,425	1,359
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,685
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,117
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	3,005
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,713
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,858
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,976
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,433
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,476
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	14,783
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	13,400	14,279
[4,18]	Elgin Independent School District GO	5.000%	8/1/40	2,515	2,852
[4,18]	Elgin Independent School District GO	5.000%	8/1/41	5,265	5,927
[4,18]	Elgin Independent School District GO	5.000%	8/1/42	4,430	4,961
[4,18]	Elgin Independent School District GO	5.000%	8/1/43	2,500	2,784
[4,18]	Elgin Independent School District GO	5.000%	8/1/44	3,500	3,883
[18]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,460
[18]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,541
[18]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,864
[18]	Forney Independent School District GO	3.000%	2/15/39	1,000	881
[18]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,350
[18]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,887
[18]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,344
[2]	Forney Independent School District GO	0.000%	8/15/41	1,000	464
[18]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,084
[18]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,529
[18]	Forney Independent School District GO	4.000%	8/15/42	8,000	8,042
[18]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,103
[2]	Forney Independent School District GO	0.000%	8/15/43	1,000	415
[18]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,193
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	355
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	231
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	702
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	327
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	693
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	475

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	742
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	543
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	318
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	369
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	757
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	410
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	793
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,388
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	383
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,048
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,380
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,111
[18]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	2,022
	Fort Worth TX GO	5.000%	3/1/28	3,875	3,984
	Fort Worth TX GO	4.000%	3/1/40	5,225	5,300
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,730
	Fort Worth TX GO	4.000%	3/1/41	5,475	5,517
	Fort Worth TX GO	4.000%	3/1/43	11,405	11,329
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,500
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,877
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,810
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,065
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,798
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,117
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,783
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,971
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	5,170	5,139
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	19,253
[13]	Freddie Mac Pool	3.550%	1/1/40	6,600	6,390
[18]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,513
[18]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,160
[18]	Frenship Independent School District GO	3.000%	2/15/36	1,000	931
[18]	Frenship Independent School District GO	3.000%	2/15/38	1,000	912
[18]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,043
[18]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,570
[18]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,142
[18]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,546
[18]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,304
[18]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,776
[18]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,304
[18]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,814
[18]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,476
[18]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,336
	Frisco TX GO	5.000%	2/15/27	5,475	5,645
	Frisco TX GO	5.000%	2/15/29	2,505	2,586
	Frisco TX GO	5.000%	2/15/30	7,390	8,152
	Frisco TX GO	4.000%	2/15/39	6,385	6,502
	Frisco TX GO	4.000%	2/15/40	5,680	5,743
	Frisco TX GO	4.000%	2/15/41	1,145	1,149
	Frisco TX GO	4.000%	2/15/42	1,360	1,359
	Frisco TX GO	4.000%	2/15/43	4,010	3,975
[18]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,093
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,933
[18]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,957
[18]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,027
[18]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,001
[18]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,776
	Galveston County TX GO	4.000%	2/1/27	1,565	1,593
	Galveston County TX GO	4.000%	2/1/28	1,470	1,496
	Galveston County TX GO	4.000%	2/1/29	1,055	1,073
	Galveston County TX GO	5.000%	2/1/30	1,195	1,260
	Galveston County TX GO	4.000%	2/1/32	1,195	1,208
[18]	Galveston Independent School District GO	5.000%	2/1/27	845	886
[18]	Galveston Independent School District GO	5.000%	2/1/28	850	908
[18]	Galveston Independent School District GO	5.000%	2/1/29	800	870
[18]	Galveston Independent School District GO	5.000%	2/1/33	725	797
[18]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,097
[18]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,342
[18]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,104
[18]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,583

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,322
[18]	Galveston Independent School District GO	4.000%	2/1/41	5,000	5,052
[4]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/34	250	280
[4]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/36	500	554
[4]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/37	1,430	1,580
[4]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/41	700	776
[4]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/43	600	659
[18]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,061
[18]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,248
[18]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,765
[18]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,484
[18]	Garland Independent School District GO	5.000%	2/15/36	685	784
[18]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,326
[18]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,408
[18]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,397
[18]	Garland Independent School District GO	5.000%	2/15/40	8,000	8,952
[18]	Garland Independent School District GO	5.000%	2/15/41	9,385	10,450
[18]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,202
[18]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,777
[18]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,773
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,221
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,374
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,175
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,452
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,152
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,019
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,339
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,019
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,002
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,193
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,067
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,156
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,000
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,066
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/44	1,000	1,047
	Garland TX GO	5.000%	2/15/41	1,800	2,006
	Garland TX GO	5.000%	2/15/42	2,200	2,441
	Georgetown TX GO	4.000%	8/15/44	1,435	1,395
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	415
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	538
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	678
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	635
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,357
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,435
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/40	2,000	2,230
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,725
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	6,110	6,778
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,485
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	4,810	5,315
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,241
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	4,310	4,740
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/44	2,000	2,192
[18]	Godley Independent School District GO	3.000%	2/15/40	1,000	861
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,704
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,407
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,136
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,245
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,238
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,744
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,270
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,370
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	10,700	11,140
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	21,535	22,775
	Grand Prairie TX GO	5.000%	2/15/26	500	514
	Grand Prairie TX GO	5.000%	2/15/39	500	566
	Grand Prairie TX GO	5.000%	2/15/42	1,000	1,114
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,375
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/30	475	520

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/31	500	554
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/35	1,220	1,338
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/36	2,045	2,088
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/37	3,740	3,800
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/38	3,895	3,943
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/39	2,555	2,567
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/40	1,820	1,814
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/41	2,765	2,727
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,405
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,102
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,713
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	5,125	5,659
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/41	5,440	5,962
[1]	Greenville TX GO	4.000%	2/15/42	2,300	2,315
[1]	Greenville TX GO	4.000%	2/15/43	2,395	2,399
[1]	Greenville TX GO	4.000%	2/15/44	2,490	2,476
[18]	Greenwood Independent School District GO	4.000%	2/15/42	9,840	9,904
[18]	Greenwood Independent School District GO	4.000%	2/15/43	10,205	10,248
[18]	Greenwood Independent School District GO	4.000%	2/15/44	9,000	9,008
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,888
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	7,038
[18]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	16,631
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,960
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	431
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	493
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	518
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	799
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	229
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	603
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	426
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	330
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	687
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	791
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/34	1,000	1,047
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,034
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,096
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,064
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,105
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,273
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,582
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,743
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,472
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,308
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,174
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,489
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,228
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	13,440	14,995
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,625	8,817
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,446
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,986
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	4,900	5,276
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,518
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,510
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,892
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,847
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,682
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,528
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,006

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	10,000	10,212
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,282
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	4,166
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,656
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,901
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	69,665	70,894
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	996
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,564
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,750
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,238
	Harris County Toll Road Authority Highway Revenue	3.000%	8/15/37	3,600	3,248
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,072
	Harris County Toll Road Authority Highway Revenue	3.000%	8/15/38	11,235	10,003
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,878
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,320
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/39	7,500	8,534
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,139
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/40	4,000	4,521
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/41	9,000	9,087
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/42	8,485	8,507
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/43	2,215	2,206
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/44	12,725	14,116
	Harris County TX GO	5.000%	10/1/25	5,755	5,890
	Harris County TX GO	5.000%	9/15/27	950	1,010
	Harris County TX GO	5.000%	10/1/27	6,335	6,466
	Harris County TX GO	5.000%	10/1/27	7,415	7,892
	Harris County TX GO	5.000%	9/15/28	525	568
[4]	Harris County TX GO	5.000%	9/15/28	2,500	2,704
	Harris County TX GO	5.000%	10/1/28	6,660	6,794
	Harris County TX GO	5.000%	9/15/29	1,635	1,798
	Harris County TX GO	5.000%	10/1/29	6,490	6,619
[1]	Harris County TX GO	5.250%	8/15/30	7,335	8,261
[4]	Harris County TX GO	5.000%	9/15/30	4,000	4,464
	Harris County TX GO	5.000%	10/1/30	5,405	5,510
	Harris County TX GO	5.000%	10/1/30	4,000	4,217
	Harris County TX GO	5.000%	10/1/34	2,700	2,843
	Harris County TX GO	5.000%	10/1/35	4,215	4,287
	Harris County TX GO	4.000%	10/1/36	690	713
	Harris County TX GO	4.000%	10/1/37	765	788
	Harris County TX GO	4.000%	9/15/39	2,250	2,295
	Harris County TX GO	4.000%	9/15/40	1,500	1,517
	Harris County TX GO	5.000%	10/1/40	17,000	17,208
[4]	Harris County TX GO	5.000%	9/15/41	3,150	3,545
	Harris County TX GO	4.000%	10/1/41	2,000	2,010
	Harris County TX GO	4.000%	9/15/42	1,000	1,002
[4]	Harris County TX GO	5.000%	9/15/42	5,090	5,690
	Harris County TX GO	4.000%	9/15/43	1,300	1,293
[4]	Harris County TX GO	5.000%	9/15/43	7,500	8,342
[4]	Harris County TX GO	5.000%	9/15/44	9,365	10,352
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,373
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,167
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,015
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	6,000	6,861
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,092
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,031
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,003
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,003
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,534
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,428
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,178
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,260	4,252
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,056
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,894
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,042
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,849
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,559
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,379
[18]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,655
	Hays County TX GO	5.000%	2/15/26	1,145	1,179
	Hays County TX GO	5.000%	2/15/27	1,105	1,157

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hays County TX GO	5.000%	2/15/28	1,010	1,060
	Hays County TX GO	5.000%	2/15/28	1,695	1,779
	Hays County TX GO	5.000%	2/15/29	1,830	1,920
	Hays County TX GO	5.000%	2/15/29	1,615	1,695
	Hays County TX GO	5.000%	2/15/30	1,760	1,844
	Hays County TX GO	5.000%	2/15/30	2,175	2,278
	Hays County TX GO	5.000%	2/15/31	3,235	3,384
	Hays County TX GO	5.000%	2/15/31	1,590	1,663
	Hays County TX GO	5.000%	2/15/32	1,800	1,880
	Hays County TX GO	5.000%	2/15/34	1,035	1,078
	Hays County TX GO	3.000%	2/15/38	1,565	1,352
	Hays County TX GO	3.000%	2/15/40	1,075	911
	Hays County TX GO	3.000%	2/15/41	1,365	1,143
[5]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	229
[5]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	488
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/36	525	586
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	390
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	348
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	1,025
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,327
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	540
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,011
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	544
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,560
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	489
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,355	1,428
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,970	2,137
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,317
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,085
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,421
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,606
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	960
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	955
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,922
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	977
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	930
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	1,009
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	1,110
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	744
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,491
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,022
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,079
[15]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,882
[18]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,964
[18]	Houston Independent School District GO	5.000%	2/15/28	10,000	10,477
[18]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,052
[18]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,310
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,869
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,916
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,282
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,286
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,811
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,697
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,529
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,788
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	10,000	10,255
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,843
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,237
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,880	8,240
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,740
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	8,010	8,527
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,821
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,666
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	900
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,031
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,000	11,621
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,569
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,719
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,404
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,273

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/41	3,695	4,169
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	5,540	6,210
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,057
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	4,470	4,986
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	2,425	2,695
	Houston TX GO	5.000%	3/1/26	1,535	1,583
	Houston TX GO	5.000%	3/1/27	6,025	6,336
	Houston TX GO	5.000%	3/1/27	125	131
	Houston TX GO	5.000%	3/1/28	10,025	10,458
	Houston TX GO	5.000%	3/1/28	150	160
	Houston TX GO	5.000%	3/1/29	6,000	6,254
	Houston TX GO	5.000%	3/1/29	500	543
	Houston TX GO	5.000%	3/1/31	5,195	5,342
	Houston TX GO	5.000%	3/1/32	3,840	3,945
	Houston TX GO	5.000%	3/1/32	1,050	1,183
	Houston TX GO	4.000%	3/1/33	5,000	5,050
	Houston TX GO	5.000%	3/1/33	1,105	1,134
	Houston TX GO	5.000%	3/1/33	1,000	1,141
	Houston TX GO	4.000%	3/1/35	3,000	3,027
	Houston TX GO	3.000%	3/1/36	1,015	915
	Houston TX GO	3.000%	3/1/37	3,500	3,120
	Houston TX GO	3.000%	3/1/38	3,250	2,851
	Houston TX GO	5.000%	3/1/38	4,390	4,975
	Houston TX GO	5.000%	3/1/38	810	918
	Houston TX GO	3.000%	3/1/39	2,500	2,162
	Houston TX GO	5.000%	3/1/39	1,415	1,591
	Houston TX GO	3.000%	3/1/40	2,000	1,700
	Houston TX GO	5.000%	3/1/40	3,000	3,353
	Houston TX GO	5.250%	3/1/40	1,800	2,025
	Houston TX GO	3.000%	3/1/41	3,170	2,660
	Houston TX GO	5.000%	3/1/41	3,750	4,171
	Houston TX GO	5.000%	3/1/41	2,870	3,192
	Houston TX GO	5.000%	3/1/42	6,250	6,923
	Houston TX GO	5.000%	3/1/42	2,840	3,146
	Houston TX GO	5.000%	3/1/43	10,000	11,023
	Houston TX GO	5.000%	3/1/43	3,000	3,307
	Houston TX GO	5.250%	3/1/43	2,300	2,556
	Houston TX GO	5.000%	3/1/44	15,345	16,855
	Houston TX GO	5.000%	3/1/44	3,220	3,537
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,652
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,428
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	454
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	439
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	297
[18]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,523
[18]	Humble Independent School District GO	5.000%	2/15/40	1,225	1,387
[18]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,563
[18]	Humble Independent School District GO	5.000%	2/15/41	2,525	2,842
[18]	Humble Independent School District GO	5.000%	2/15/42	2,500	2,798
[18]	Humble Independent School District GO	5.000%	2/15/43	1,150	1,279
[18]	Humble Independent School District GO	5.000%	2/15/44	1,000	1,106
[18]	Humble Independent School District GO	5.000%	2/15/47	7,825	8,421
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/32	1,070	1,114
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	10,000	10,401
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	6,895	7,051
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	7,615	7,755
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	18,200	18,436
[2]	Hutto TX GO	5.000%	8/1/33	1,075	1,228
[2]	Hutto TX GO	5.000%	8/1/34	1,325	1,528
[2]	Hutto TX GO	5.000%	8/1/40	3,000	3,349
[2]	Hutto TX GO	5.000%	8/1/41	2,000	2,217
	Hutto TX GO	5.000%	8/1/42	3,265	3,533
[2]	Hutto TX GO	5.000%	8/1/42	2,250	2,483
[2]	Hutto TX GO	5.000%	8/1/43	5,250	5,765
[2]	Hutto TX GO	5.000%	8/1/44	6,200	6,783
[18]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,698
[18]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,934
[18]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,400

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,446
[18]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,808
[18]	Irving Independent School District GO	5.000%	2/15/43	3,820	4,201
	Irving TX GO	5.000%	9/15/26	1,940	2,022
	Irving TX GO	5.000%	9/15/27	2,020	2,145
	Irving TX GO	5.000%	9/15/36	1,135	1,288
	Irving TX GO	5.000%	9/15/39	1,315	1,471
[4]	Irving TX GO	4.000%	9/15/40	6,050	6,131
[4]	Irving TX GO	4.000%	9/15/41	6,050	6,085
[4]	Irving TX GO	4.000%	9/15/42	6,050	6,044
[4]	Irving TX GO	4.000%	9/15/43	6,050	5,987
[4]	Irving TX GO	4.000%	9/15/44	6,050	5,940
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	206
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	180
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	256
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	255
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	305
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	304
[18]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	3,056
[18]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,192
[18]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,336
[18]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,489
[18]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,589
[18]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,936
[18]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,490
[18]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	2,078
[18]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,168
[18]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,268
[18]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,369
[18]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,478
[18]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,596
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	328	328
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,269
[5]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	204
[5]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	398
[18]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,772
[18]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,023
[18]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,272
[18]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,532
[18]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,040
[18]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,956
[18]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,485
[18]	Katy Independent School District GO	5.000%	2/15/42	4,000	4,440
[18]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,283
[18]	Katy Independent School District GO	5.000%	2/15/43	1,725	1,910
[18]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,930
[18]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,387
[18]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,460
[18]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,436
[18]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,145
[18]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,895
	Killeen TX GO	4.000%	8/1/40	1,910	1,924
	Killeen TX GO	4.000%	8/1/43	6,915	6,797
[18]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,068
[18]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,095
[5]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	506
[5]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,576
[18]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,876
[18]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,292
[18]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,714
[18]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	3,103

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,237
[18]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,373
[18]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,511
[18]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,000
[18]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,141
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	289
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	285
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	313
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	340
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	462
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	435
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	554
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	457
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	455
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	684
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	794
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	718
[5]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	394
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,110
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,544
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,081
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,420
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,693
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,779
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,749
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,639
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,848
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	10,030
[4,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	2,100	2,363
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	11,087
[4,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	2,700	3,020
[18]	Lamar Consolidated Independent School District GO	4.000%	2/15/43	3,575	3,625
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,156
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	12,308
[4,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	2,100	2,336
[4,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	4,600	5,095
[18]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,010
[18]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,010
	Laredo College District GO, Prere.	5.000%	8/1/24	2,000	2,000
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,500
[18]	Laredo Independent School District GO	4.000%	8/1/29	2,000	2,001
[18]	Laredo Independent School District GO	4.000%	8/1/42	1,000	1,004
	Laredo TX GO	5.000%	2/15/37	1,000	1,129
	Laredo TX GO	5.000%	2/15/38	1,715	1,925
	Laredo TX GO	4.000%	2/15/39	3,085	3,140
	Laredo TX GO	4.000%	2/15/40	3,670	3,719
	Laredo TX GO	4.125%	2/15/41	2,340	2,381
	Laredo TX GO	4.125%	2/15/42	4,045	4,100
	Laredo TX GO	4.250%	2/15/43	3,270	3,334
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	305
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	239
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	558
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	630
[5]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	513
[5]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,136
[18]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,488
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,541
[18]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,379
[18]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,189
[18]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,323
[18]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,517
[18]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,756
[18]	Leander Independent School District GO	4.250%	2/15/43	4,000	4,092
	Leander TX GO	5.000%	8/15/42	1,490	1,655
	Leander TX GO	5.000%	8/15/43	1,550	1,714
[18]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,649
[18]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,481
[18]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	11,048
[18]	Lewisville Independent School District GO	5.000%	8/15/43	22,060	24,315
[18]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	1,994

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lewisville TX GO	5.000%	2/15/28	3,290	3,514
	Lewisville TX GO	5.000%	2/15/29	3,465	3,759
	Lewisville TX GO	4.000%	2/15/38	2,250	2,331
	Lewisville TX GO	4.000%	2/15/42	2,550	2,586
[18]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,135
[18]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,570
[18]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	604
[18]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,305
[18]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,319
[18]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,362
[18]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,230
[18]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,737
[18]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,307
[18]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,126
[18]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,772
[18]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,761
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	631
[5]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	193
[18]	Little Elm Independent School District GO	5.000%	8/15/42	1,910	2,131
[18]	Little Elm Independent School District GO	5.000%	8/15/43	2,070	2,298
[18]	Little Elm Independent School District GO	5.000%	8/15/47	6,620	7,230
[4,18]	Longview Independent School District GO	5.000%	2/15/40	4,000	4,522
[4,18]	Longview Independent School District GO	5.000%	2/15/41	4,780	5,378
[4,18]	Longview Independent School District GO	5.000%	2/15/42	9,755	10,927
[4,18]	Longview Independent School District GO	5.000%	2/15/43	4,755	5,300
[4,18]	Longview Independent School District GO	5.000%	2/15/44	4,250	4,720
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	2,000	2,244
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,750	1,986
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,894
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/42	1,250	1,361
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,480	1,605
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/44	1,650	1,783
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,675	1,804
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	15,727
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,308
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,507
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,477
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,655
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,411
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,887
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,499
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,437
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,424
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,226
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,359
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,124
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,561
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,637
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,235
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,817
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,361
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,146
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,629
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,618
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	3,000	3,272
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,093
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,148
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,372
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,104
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,438
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,904
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,819
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	18,737
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,215
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,492
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,102
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,194
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	8,007
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/34	3,015	3,335

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/36	5,250	5,760
	Lubbock County TX GO	4.000%	2/15/42	2,040	2,044
	Lubbock County TX GO	4.000%	2/15/43	2,335	2,329
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,860
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,487
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,668
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,500
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,445
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/39	1,000	1,004
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	4,008
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	8,318
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,175
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/41	4,500	4,477
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,358
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,164
	Lubbock TX GO	4.000%	2/15/31	1,525	1,535
	Lubbock TX GO	4.000%	2/15/32	1,425	1,432
	Lubbock TX GO	4.000%	2/15/33	1,000	1,004
	Lubbock TX GO	4.000%	2/15/41	1,195	1,209
[18]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,439
	Mainland College GO	4.000%	8/15/30	650	675
	Mainland College GO	4.000%	8/15/31	795	824
	Mainland College GO	4.000%	8/15/32	560	578
	Mainland College GO	4.000%	8/15/33	510	525
	Mainland College GO	4.000%	8/15/34	635	654
	Mainland College GO	4.000%	8/15/35	500	514
	Mainland College GO	4.000%	8/15/36	1,000	1,023
	Mainland College GO	4.000%	8/15/37	750	766
	Mainland College GO	4.000%	8/15/38	750	762
	Mainland College GO	4.000%	8/15/39	1,680	1,701
	Mainland College GO	4.000%	8/15/40	895	901
[18]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,124
[18]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,082
[18]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,079
[18]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,076
	Mansfield TX GO	5.000%	2/15/39	1,000	1,108
	Mansfield TX GO	5.000%	2/15/42	4,210	4,631
	Mansfield TX GO	5.000%	2/15/43	4,425	4,846
	Mansfield TX GO	5.000%	2/15/44	4,650	5,076
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,210
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,229
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,105
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue (Central Power & Light Company Project)	2.600%	11/1/29	10,000	9,297
[18]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,112
[18]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,437
[18]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,407
	McKinney TX GO	5.000%	8/15/33	275	312
	McKinney TX GO	3.500%	8/15/34	775	777
	McKinney TX GO	3.625%	8/15/35	780	782
	McKinney TX GO	3.750%	8/15/37	1,065	1,058
	McKinney TX GO	3.875%	8/15/39	1,830	1,814
	McKinney TX GO	3.875%	8/15/40	1,900	1,871
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	397
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	793
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	566
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	643
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,126
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	842
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	838
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,112
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	801
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,094
[18]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	9,337
[18]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,678
[18]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,501
[18]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,111
[10]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,000	2,992

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,223
[18]	Midland Independent School District GO	4.000%	2/15/39	4,500	4,638
[18]	Midland Independent School District GO	4.000%	2/15/40	1,985	2,035
[18]	Midland Independent School District GO	4.000%	2/15/41	2,900	2,960
[18]	Midland Independent School District GO	4.000%	2/15/42	12,855	13,070
[18]	Midland Independent School District GO	4.000%	2/15/43	23,945	24,271
[18]	Midland Independent School District GO	4.000%	2/15/44	21,650	21,856
	Midland TX GO	4.000%	2/15/38	3,000	3,105
	Midland TX GO	4.000%	2/15/40	4,450	4,548
	Midland TX GO	4.000%	2/15/41	7,000	7,110
	Midland TX GO	4.000%	3/1/42	1,050	1,052
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	130
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	247
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,786
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	532
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	693
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	719
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,538
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,122
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,965
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,874
	Montgomery County TX GO	5.000%	3/1/31	16,450	16,963
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,424
[18]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,117
[18]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,851
[18]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,595
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,632
[18]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,050
[18]	New Caney Independent School District GO	5.000%	2/15/28	525	562
[18]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,415
[18]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,774
[18]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,467
[18]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,926
[18]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,299
[18]	New Caney Independent School District GO	5.000%	2/15/41	1,000	1,120
[18]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,619
[18]	New Caney Independent School District GO	5.000%	2/15/42	1,000	1,115
[18]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,827
[4,18]	New Caney Independent School District PUT GO	4.000%	8/15/27	1,280	1,308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,537
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,733
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,617
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,092
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,139
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,324
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,012
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,751
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,845
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/32	840	759
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/37	1,155	966
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/42	1,825	1,394
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	5,450	5,445
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,467
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/34	1,500	1,473
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,663
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,348
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,250	1,277
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,283
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,012
[5,6]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	4.400%	8/1/24	70,020	70,020
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,356
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,439
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,511

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,587
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,669
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,495
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,176
[18]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,274
[18]	North East TX Independent School District GO	3.000%	8/1/38	1,200	1,084
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,414
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	391
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	682
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	530
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	225
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,071
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,301
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,657
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,654
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	1,002
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/37	4,490	4,080
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,203
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	12,076
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,013
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,690
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,759
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,985
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,052
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,655
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,962
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,267
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,169
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,457
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,623
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	48,310
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,699
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,019
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,592
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,060
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	44,730
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,285
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,184
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,507
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	956
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,054
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,056
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,198
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,533
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,444
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,581
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,530
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,047
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,218
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,241
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,250
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,110
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,370
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,970
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,304
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,101
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	9,965
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,007
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,084
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,328
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,565
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,096

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,510
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,883
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	1,000	1,016
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,546
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,378
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,431
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,667
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,685	39,048
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,597
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,341
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	7,000	5,837
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	12,222
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	12,295
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,705
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	30,957
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,633
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,612
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,621
[18]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,317
[18]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,135
[18]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,125
[18]	Northside Independent School District GO	3.000%	6/1/40	1,000	854
[18]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,654
[18]	Northside Independent School District GO	5.000%	8/15/40	1,500	1,695
[18]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,317
[18]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,387
[18]	Northside Independent School District GO	5.000%	8/15/42	1,500	1,679
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,787
[18]	Northside Independent School District GO PUT	3.000%	8/1/26	43,495	43,094
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,957
[18]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,475
[18]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,224
[18]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,164
[18]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,583
[18]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,275
[18]	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,983
[18]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,286
[18]	Northwest Independent School District GO	4.000%	2/15/42	7,000	7,102
[18]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,924
[18]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,851
[18]	Northwest Independent School District GO	5.000%	2/15/43	2,705	2,987
[18]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,502
	Nueces County TX GO	4.000%	2/15/34	480	496
	Nueces County TX GO	4.000%	2/15/36	640	656
	Nueces County TX GO	4.000%	2/15/39	1,250	1,261
	Odessa Junior College District GO	5.000%	8/15/26	770	799
	Odessa Junior College District GO	5.000%	8/15/28	660	699
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,200
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,011
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,914
	Odessa TX GO	3.000%	3/1/33	5,355	5,001
	Odessa TX GO	3.000%	3/1/34	2,685	2,477
	Odessa TX GO	3.000%	3/1/35	2,425	2,198
[18]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,121
[18]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,245
[18]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,370
[18]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,668
[18]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,766
[18]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,110
[18]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,873
	Pasadena TX GO	4.000%	2/15/30	1,765	1,768
[18]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,111
[18]	Pearland Independent School District GO	5.000%	2/15/31	825	846
[18]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,546
[18]	Pearland Independent School District GO, Prere.	5.000%	2/15/26	175	180
	Pearland TX GO	5.000%	3/1/30	2,285	2,338
[2]	Pearland TX GO	5.000%	9/1/31	510	567
[2]	Pearland TX GO	5.000%	9/1/32	735	825
[2]	Pearland TX GO	5.000%	9/1/34	540	618

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pearland TX GO	5.000%	9/1/35	565	644
[2]	Pearland TX GO	5.000%	9/1/36	605	685
[2]	Pearland TX GO	5.250%	9/1/37	460	529
[2]	Pearland TX GO	5.250%	9/1/38	475	541
[2]	Pearland TX GO	5.250%	9/1/39	1,020	1,156
[2]	Pearland TX GO	5.250%	9/1/40	1,070	1,204
[2]	Pearland TX GO	5.250%	9/1/41	1,000	1,121
[2]	Pearland TX GO	5.250%	9/1/42	1,000	1,118
[2]	Pearland TX GO	5.250%	9/1/43	700	781
	Pearland TX GO, Prere.	5.000%	3/1/26	7,290	7,501
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,337
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,332
[18]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/30	2,255	2,385
[18]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/30	1,695	1,793
[18]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/30	960	1,015
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,361
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,064
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,377
[18]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	783
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,159
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	13,000	15,247
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	23,023
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,275
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	31,645
[18]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,489
[18]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,504
[18]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,110
[18]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,068
	Pflugerville Independent School District GO	4.000%	2/15/42	6,905	6,892
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,811
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,962
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,435
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,802
	Pflugerville TX GO	4.000%	8/1/41	890	894
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	237
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	261
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	723
[18]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,117
	Plano Independent School District GO	5.000%	2/15/43	10,190	11,146
	Plano TX GO	5.000%	9/1/28	4,415	4,774
	Plano TX GO	4.000%	9/1/41	4,875	4,953
[18]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,078
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,062
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,918
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,572
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,428
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,630
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,541
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	4,194
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	8,239
[18]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,692
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,699
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,377
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,606
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,278
[18]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,412
[18]	Prosper Independent School District GO	3.000%	2/15/38	4,605	4,095
[18]	Prosper Independent School District GO	3.000%	2/15/41	4,635	3,945
[18]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,012
[18]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,679
[18]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,791
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,005
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	996
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	910
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	814
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,434
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	936
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/35	20,000	23,511
[18]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,369
[18]	Richardson Independent School District GO	3.000%	2/15/39	1,000	889

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,827
[18]	Richardson Independent School District GO	3.000%	2/15/41	1,000	858
[18]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,866
[18]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,622
[18]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,637
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,845
[1]	Royse City TX GO	4.125%	8/15/42	1,000	1,024
[18]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	6,050
[18]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,776
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,726
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,173
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,805	1,868
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	4,560	4,572
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/33	2,110	1,971
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/35	2,425	2,212
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/36	2,580	2,319
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/37	720	642
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/38	2,805	2,454
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/39	2,985	2,590
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/40	3,125	2,654
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/41	3,295	2,764
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/33	20,000	22,542
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	17,500	19,727
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	21,625	24,337
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/36	35,700	40,046
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/37	36,485	40,798
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,768
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,439
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,940
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,630
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,916
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,054
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,996
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,298
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	30,955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,143
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,205
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,603
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,419
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,025
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,538
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	17,505
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,119
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	20,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,267
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,835
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,333
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,683
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,942
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,942
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	1,750	1,971
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	5,052
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	3,000	3,357
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,750	1,958
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	5,000	5,562
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	3,000	3,337
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,701
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	10,011
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	7,500	8,302
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	3,000	3,321
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	6,230	7,036
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	6,730	7,434
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	2,720	3,004
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/44	4,000	4,508
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,423
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,899
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,257

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,403
	San Antonio TX GO	5.000%	2/1/25	10,000	10,104
	San Antonio TX GO	5.000%	2/1/27	4,915	4,963
	San Antonio TX GO	4.000%	8/1/35	9,170	9,411
	San Antonio TX GO	4.000%	8/1/35	2,355	2,455
	San Antonio TX GO	3.000%	8/1/38	2,625	2,368
	San Antonio TX GO	3.000%	8/1/39	2,705	2,406
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.400%	8/1/24	18,000	18,000
[18]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,529
[18]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,752
[18]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,038
[18]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,049
[18]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,046
[18]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	1,044
[18]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,857
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,167
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,438
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,456
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,241
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,718
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,848
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,650
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,403
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,597
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,829
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,217
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,810
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,465
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,789
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,138
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,711
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,033
	San Jacinto Community College District GO	4.000%	2/15/35	750	773
	San Jacinto Community College District GO	4.000%	2/15/36	700	718
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	6,098
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,558
	San Marcos TX GO	4.000%	8/15/36	1,280	1,324
[18]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,513
[18]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,672
[18]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,659
[18]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,877
[18]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,556
[18]	Sherman Independent School District GO	5.000%	2/15/39	1,000	1,056
	Sherman TX GO	5.000%	8/15/48	3,395	3,652
[18]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,482
[18]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,800
[18]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,779
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	457
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	587
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	792
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	3,094
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	969
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,111
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,366
	Smith County TX GO	4.000%	8/15/37	5,460	5,592
	Smith County TX GO	5.000%	8/15/43	7,000	7,606
[18]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,241
[18]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,165
[18]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,924
[18]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,729
[18]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,575
[18]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,105
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/25	810	830
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,520	2,615
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	728
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	2,832

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	745	787
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	1,701
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,576
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,117
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,225
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,729
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,149
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	588
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	212
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	535
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	438
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	460
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	230
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	230
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	356
[18]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,132
[18]	Southwest Independent School District GO	5.000%	2/1/36	600	675
[18]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,759
[18]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,163
[18]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,652
[18]	Southwest Independent School District GO	5.000%	2/1/38	875	980
[18]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,691
[18]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,796
[18]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,213
[18]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,479
[18]	Southwest Independent School District GO	4.000%	2/1/43	1,400	1,407
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,609
[18]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,615
[18]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,925
[18]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,585
[18]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	4,019
[18]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	6,130
[18]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,766
[18]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,018
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,407
[18]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,408
[18]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,890
[18]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,331
[18]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,217
[18]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,150
[18]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,159
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,639
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,975
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	634
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,354
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,049
	Stephen F Austin State University College & University Revenue	5.000%	10/15/42	5,950	6,255
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,521
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,010
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,325
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,546
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,362
	Tarrant County College District GO	4.000%	8/15/41	2,000	2,020
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	855	882
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,584
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,048
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,115
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,100	1,170
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,945	2,097
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,495	2,721
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,685	1,867
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	30,000	33,462
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,013

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	808
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,394
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	1,925	1,883
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	4,195	4,313
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/29	6,295	6,467
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/30	3,055	3,135
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/31	1,565	1,603
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/32	2,800	2,864
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,127
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	11,788
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,542
	Tarrant County Hospital District GO	5.000%	8/15/25	425	433
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,039
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,130
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,126
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,676
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	2,022
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	9,016
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	2,500	2,513
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	330	345
	Tarrant County TX GO	5.000%	7/15/32	500	564
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,415
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,072
	Tarrant County TX GO	4.000%	7/15/42	6,110	6,130
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	10,815	10,831
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,360	11,376
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,925	11,942
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	18,745	21,538
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/34	4,400	5,111
[18]	Taylor Independent School District TX GO	4.000%	2/15/40	1,550	1,581
	Taylor TX GO	4.000%	8/15/44	1,775	1,732
	Temple TX GO	4.000%	8/1/40	1,865	1,879
	Temple TX GO	4.000%	8/1/41	4,435	4,433
	Temple TX GO	4.000%	8/1/41	1,905	1,904
	Temple TX GO	4.000%	8/1/42	1,575	1,559
	Temple TX GO	4.000%	8/1/43	5,425	5,325
[18]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,522
[18]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,666
[18]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	3,024
	Texas A&M University College & University Revenue	3.000%	5/15/38	1,655	1,450
[18]	Texas City TX Independent School District GO	5.000%	8/15/28	1,860	2,007
[18]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,449
[18]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,277
[18]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,637
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,512
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,157
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,755	7,578
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,685	9,202
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,690	7,130
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,360	22,761
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,124
	Texas GO	5.000%	10/1/27	2,000	2,043
	Texas GO	5.000%	4/1/28	1,000	1,032
	Texas GO	5.000%	10/1/30	28,615	30,221
	Texas GO	5.000%	10/1/31	7,955	8,392
	Texas GO	5.000%	4/1/32	15,000	15,438
	Texas GO	5.000%	10/1/32	12,225	12,884
	Texas GO	5.000%	4/1/33	5,000	5,141
	Texas GO	4.000%	10/1/33	3,500	3,578
	Texas GO	5.000%	10/1/33	7,560	7,966
	Texas GO	5.000%	4/1/34	4,010	4,122
	Texas GO	5.000%	10/1/34	11,795	12,418
	Texas GO	5.000%	8/1/35	1,000	1,119

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	4/1/36	13,000	13,348
	Texas GO	5.000%	4/1/36	19,300	19,816
	Texas GO	5.000%	8/1/36	1,585	1,764
	Texas GO	5.000%	10/1/36	22,720	23,096
	Texas GO	5.000%	10/1/36	20,000	20,973
	Texas GO	5.000%	4/1/37	8,000	8,210
	Texas GO	5.000%	8/1/37	1,000	1,112
	Texas GO	5.000%	4/1/38	4,300	4,408
	Texas GO	5.000%	4/1/39	10,450	10,702
	Texas GO	5.000%	8/1/41	1,000	1,115
	Texas GO	5.000%	8/1/42	1,025	1,139
	Texas GO	5.000%	8/1/43	1,105	1,224
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,504
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	13,950	14,387
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,014
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,354
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,134
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	26,349
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	43,194
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	16,210
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,217
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	36,315
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/33	4,470	4,907
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	159,220	171,721
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	71,410	80,136
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,468
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,180
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	902
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,113
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,272
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,373
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,836
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,616
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,200	9,347
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,190
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,227
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,682
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,302
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,076
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	9,870	9,949
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,447
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,117
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,895
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,259
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,019
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	11,204
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,688
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,819
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	2,000	2,150
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	2,855	3,064
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	1,225	1,313
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	3,000	3,206
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	2,500	2,664
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	3,175	3,378
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/37	5,000	5,029
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,555	3,563
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	14,160	14,167
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,002
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	821
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	650
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	648
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	538

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,464
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,998
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,581
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,581
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,472
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,041
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,781
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,562
	Texas State University System College & University Revenue	3.000%	3/15/37	2,955	2,696
	Texas State University System College & University Revenue	3.000%	3/15/39	7,685	6,797
	Texas State University System College & University Revenue	5.000%	3/15/39	13,070	14,820
	Texas State University System College & University Revenue	5.000%	3/15/40	3,000	3,380
	Texas State University System College & University Revenue	5.000%	3/15/41	3,500	3,925
	Texas State University System College & University Revenue	5.000%	3/15/42	3,500	3,902
	Texas State University System College & University Revenue	5.000%	3/15/43	6,500	7,212
	Texas State University System College & University Revenue	5.000%	3/15/44	4,000	4,422
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	8,017
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,556
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	5,020
	Texas Transportation Commission GO	5.000%	4/1/29	8,570	9,363
	Texas Transportation Commission GO	5.000%	4/1/30	30,000	33,307
	Texas Transportation Commission GO	5.000%	4/1/40	6,870	7,774
	Texas Transportation Commission GO	5.000%	4/1/41	8,100	9,104
	Texas Transportation Commission GO	5.000%	4/1/42	9,640	10,766
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	30,999
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	200
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,171
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,456
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,180
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,342
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,138
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,246
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,093
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,616
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,325
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,012
	Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	16,887
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,170
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,496
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,134
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	36,266
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	5,950
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,835
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,309
	Texas Water Development Board Water Revenue	5.000%	8/1/37	2,000	2,097
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,533
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,032
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,337
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,271
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,575
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,385
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,265
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,489
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,138
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,246
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,713
	Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	21,947
	Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,606
	Texas Water Development Board Water Revenue	4.000%	10/15/43	1,715	1,698
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,207
[18]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,006
[18]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,599
[18]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,065
[18]	Tomball Independent School District GO	3.875%	2/15/43	4,190	4,082
	Travis County TX GO	5.000%	3/1/27	2,510	2,586
	Travis County TX GO	5.000%	3/1/28	6,180	6,363
	Travis County TX GO	5.000%	3/1/37	8,930	9,656
	Travis County TX GO	5.000%	3/1/39	6,000	6,453
	Travis County TX GO	4.000%	3/1/41	5,000	5,063
	Travis County TX GO	4.000%	3/1/41	3,060	3,099

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travis County TX GO	4.000%	3/1/41	1,885	1,909
	Travis County TX GO	4.000%	3/1/42	4,285	4,310
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,200
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,367
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,768
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,801
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,200
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,252
[4]	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/29	1,000	1,085
[4]	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/30	1,000	1,100
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,763
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,861
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	790
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	711
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	864
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	859
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	741
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,219
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,321
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,573
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,353
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,851
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,877
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	10,913
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,049
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,198
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,662
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,122
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,185
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,037
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,315
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,869
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,043
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,439
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,173
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,714
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,735
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,114
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,901
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,213
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,051
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,500	6,769
	University of Texas System Regents College & University Revenue	5.000%	8/15/29	2,535	2,677
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	15,000	17,882
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	2,024
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,200
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,264
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,156
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,001
[18]	Waco Independent School District GO	4.000%	8/15/43	1,000	1,004
	Waco TX GO	5.000%	2/1/32	1,225	1,383
	Waco TX GO	5.000%	2/1/33	1,660	1,896
	Waco TX GO	5.000%	2/1/34	1,000	1,154
	Waco TX GO	5.000%	2/1/34	1,000	1,154
	Waco TX GO	4.000%	2/1/42	8,595	8,668
	Waco TX GO	4.000%	2/1/43	8,935	8,970
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,068
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,355
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,818
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,701
[18]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,585
[18]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,272
[18]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,945
[18]	Waxahachie Independent School District GO	5.000%	2/15/41	1,990	2,238
[18]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,465
[18]	Waxahachie Independent School District GO	5.000%	2/15/42	1,250	1,400
[18]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,285
[18]	Waxahachie Independent School District GO	5.000%	2/15/43	1,570	1,750
[18]	Waxahachie Independent School District GO	5.000%	2/15/44	1,180	1,309
[18]	Weslaco Independent School District GO	5.000%	2/15/39	600	681

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Weslaco Independent School District GO	5.000%	2/15/40	1,750	1,971
[18]	Weslaco Independent School District GO	5.000%	2/15/42	1,000	1,115
[18]	Weslaco Independent School District GO	5.000%	2/15/43	1,250	1,388
[18]	Weslaco Independent School District GO	5.000%	2/15/44	1,250	1,380
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,490
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,188
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,578
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,673
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,182
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,571
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,281
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,501
[18]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,194
[18]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,766
	Williamson County TX GO	5.000%	2/15/27	21,055	22,159
	Williamson County TX GO	5.000%	2/15/28	10,130	10,868
	Williamson County TX GO	5.000%	2/15/30	24,460	27,062
	Williamson County TX GO	4.000%	2/15/43	3,000	3,010
[18]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,390
[18]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,850
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/38	1,000	1,127
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/39	1,430	1,599
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/40	5,750	6,385
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	3,000	3,315
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/42	3,315	3,646
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	1,000	1,094
[18]	Wylie Taylor County Independent School District GO	5.000%	2/15/44	2,145	2,340
[18]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,816
[18]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,152
[18]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,418
					9,266,900
Utah (0.5%)
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,706
	Cache County School District GO	4.000%	6/15/38	4,360	4,558
	Cache County School District GO	4.000%	6/15/39	4,580	4,740
	Cache County School District GO	4.000%	6/15/41	5,050	5,113
	Cache County School District GO	4.000%	6/15/42	5,250	5,297
	Cache County School District GO	4.000%	6/15/43	1,715	1,726
	Cache County School District GO	4.000%	6/15/44	1,560	1,561
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,531
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,598
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,064
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,045
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,631
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,226
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	2,000
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,228
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,848
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,640
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,226
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,827
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,845
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,187
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,833
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,190
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	8,011
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,432
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,258
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,555
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,831
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,860
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	16,915	18,835
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,460
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	13,871
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,891
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	6,415
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,445
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,506
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,019

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,012
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,365
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,452
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	895
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,086
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,966
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	2,065
[5]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,430
	Nebo School District GO	5.000%	7/1/27	11,075	11,738
	Nebo School District GO	5.000%	7/1/28	6,000	6,480
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,085
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,510
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,500
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	1,003
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,153
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,136
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,050
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,138
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,307
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,208
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,887
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,798
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,352
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,674
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,139
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,077
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,795
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,389
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,370	1,377
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,425	1,416
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,452
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,172
	University of Utah College & University Revenue	5.000%	8/1/27	360	382
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,122
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,029
	University of Utah College & University Revenue	5.000%	8/1/37	500	575
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,412
	University of Utah College & University Revenue	5.000%	8/1/38	550	629
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,690
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/38	3,895	3,999
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	729
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,119
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,480
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,333
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,127
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,468
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,241
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,227
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,435	1,582
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,158
[15]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	349
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	478
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	496
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	338
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,841
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,877
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,907
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,133
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,136
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,119
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,130
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,525
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,556
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,820
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,064
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,415
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/39	3,435	3,020
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,619
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,270

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,799
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,595
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,514
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,697
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,232
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/38	1,295	1,391
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	624
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	259
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	282
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	324
					359,978
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,197
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,701
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,939
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/33	2,950	2,888
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,182
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,292
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,407
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,532
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,661
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,789
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	2,000	2,198
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	8,070
	Vermont GO	4.000%	8/15/41	3,135	3,215
	Vermont GO	4.000%	8/15/42	2,135	2,180
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,404
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,803
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,567
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,440
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,612
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,069
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,157
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,000	1,114
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,110
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	1,000	1,105
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	1,475	1,625
					57,257
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	873
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,218
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,604
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,846
					13,541
Virginia (1.5%)
	Alexandria VA GO	4.000%	12/15/40	6,180	6,374
	Alexandria VA GO	4.000%	12/15/41	5,270	5,409
	Alexandria VA GO	4.000%	12/15/42	4,425	4,518
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	667
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	767
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	761
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	815
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,304
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,166
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,082
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,623
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,978
	Arlington County VA GO	5.000%	8/1/25	7,565	7,724
	Arlington County VA GO	4.000%	8/1/39	8,000	8,267
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,614
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,695	1,672

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,000	5,015
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,750	4,764
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,821
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/32	1,775	2,031
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/33	1,610	1,868
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/34	1,500	1,763
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/44	5,175	5,777
[5]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,878
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,041
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,212
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,006
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/32	20,000	22,595
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,056
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	16,605	16,768
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	3,210	3,322
	Fairfax County VA GO	5.000%	10/1/27	6,000	6,403
	Fairfax County VA GO	5.000%	10/1/28	8,050	8,757
	Fairfax County VA GO	5.000%	10/1/29	14,280	15,823
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,702
	Fairfax County VA GO	4.000%	10/1/39	3,105	3,223
	Fairfax County VA GO	4.000%	10/1/40	10,000	10,295
	Fairfax County VA GO	4.000%	10/1/41	5,000	5,110
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	2,650	2,683
[4]	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/41	3,350	3,811
[4]	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/42	6,000	6,786
[4]	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/43	6,500	7,309
[4]	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/44	7,930	8,870
[4]	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/45	19,000	21,161
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	5,191
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	22,695	24,009
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,769
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	557
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	643
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,552
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,670
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,443
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	494
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,199
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	2,035	2,068
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/42	1,930	1,941
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,104
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	828
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	767
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,223
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	713
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	643
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	643
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	219
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,754
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	1,008
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	675	665
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	1,061
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,474
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,953
	Loudoun County VA GO	4.000%	12/1/42	9,700	9,895
	Loudoun County VA GO	4.000%	12/1/43	9,700	9,826
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	1,100	1,114
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,903
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,487
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,848
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/29	2,030	2,088
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,688

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,545
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	799
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,343
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,172
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,490
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,723
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,775	1,791
	Newport News VA GO	5.000%	8/1/29	2,970	3,159
	Newport News VA GO	3.000%	2/1/38	2,000	1,772
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	575	615
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,003
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,003
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,003
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,005
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,005
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,002
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,538
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,193
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,327
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,922
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,199
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,577
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,315
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,114
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,997
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,975
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,096
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,198
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,308
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,457
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	728
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	10,173
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,498	2,551
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	4,000	4,118
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,587
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,822
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,746
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,334	2,242
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,937
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,013
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,746
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,539
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,587
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,023
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,556
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,553
	University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,138
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,191
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	771
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	1,740	1,808
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,814
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,026
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,575	2,899
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,184
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,239
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	741
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,785	5,437
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,569
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,796
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,329
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,710
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,892
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	17,722
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,144
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,614
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	6,953
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	1,000	902
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,314

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,242
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,586
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	24,681
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,656
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	8,091
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	2,020	2,307
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	2,000	2,276
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,552
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,180	5,819
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,512
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,538
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,766
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,429
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	15,845
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	25,665	23,084
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,805
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	10,527
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/41	6,455	5,593
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,737
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,582
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,527
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,783
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,932
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,138
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,215
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,423
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,323
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,005
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,121
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,650
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/26	11,915	12,364
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	20,435	22,393
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	5,780	5,862
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	15,569
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,027
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,920
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,033
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,820
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,017
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,516
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,991
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,050
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/43	5,000	4,553
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	4,087
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,623
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,679
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,056
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	5,000	5,822
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,216
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,674
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	21,933
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/41	15,000	17,167
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/42	17,615	20,070
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,295
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,847
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/31	4,200	4,087
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,213
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	10/1/33	5,455	5,220
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	808
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,467
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,117
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,475
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,987

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,265
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,170
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	21,979
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,057
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,195
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,543
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,051
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,716
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,900	2,936
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,405	2,427
					1,105,664
Washington (3.2%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,113
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,156
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	813
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	896
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	715
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	766
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,379
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,274
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,688
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,682
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,858
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,686
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,001
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,672
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,262
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,279
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,958
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,170
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,784
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,516
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,360
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,733
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	26,590	27,646
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,304
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,026
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,015
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,429
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,541
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,710
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	10,000	11,352
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	7,361
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	40,625
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	6,840	7,801
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,631
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	2,000	2,204
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	4,610	5,053
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	11,128
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	2,810	3,203
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,148
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,194
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,378
	Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/25	5,000	5,094
	Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/27	10,000	10,584
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,581
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,214
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,204
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	1,998
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,198
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,966
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,923
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	823
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,188
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	835
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,061
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,005
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,207

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,584
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,634
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/40	2,000	2,269
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	3,500	3,951
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,810
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	178
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	254
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	176
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,171
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	11,000	9,353
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	848
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	16,300	13,469
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,264
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	941
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,627
	King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,260
	King County School District No. 401 Highline GO	4.125%	12/1/43	9,510	9,584
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,567
	King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,121
	King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,937
	King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	26,180
	King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	934
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,668
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,144
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,326
	King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,882
	King County WA GO	5.000%	7/1/31	3,100	3,510
	King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,517
	King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,015
[4]	King County WA Sewer Revenue	5.000%	1/1/37	7,255	8,396
[4]	King County WA Sewer Revenue	5.000%	1/1/42	4,435	5,000
[4]	King County WA Sewer Revenue	5.000%	1/1/43	1,500	1,685
	King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,887
[4]	King County WA Sewer Revenue	5.000%	1/1/44	2,500	2,799
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/40	925	1,049
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/41	1,950	2,201
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/42	3,000	3,372
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/43	3,000	3,339
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/44	4,725	5,240
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,583
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,414
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,414
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,073
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,175
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	981
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,478
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,132
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,659
	Pierce County WA GO	2.550%	7/1/35	3,980	3,499
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,801
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,043
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,057
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,001
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,782
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,027
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,006
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,625
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,367
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,449
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,865
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,035
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,107
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,522
	Seattle WA GO	5.000%	11/1/27	5,000	5,341
	Seattle WA GO	4.000%	12/1/39	5,510	5,660
	Seattle WA GO	4.000%	12/1/40	5,725	5,835
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,002
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,371
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,240
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,130

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,345
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,421
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,865
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	1,004
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/44	6,880	7,689
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/45	7,225	8,046
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,812
	Seattle WA Water System Water Revenue	5.000%	10/1/39	2,050	2,358
	Seattle WA Water System Water Revenue	5.000%	10/1/40	2,155	2,473
	Seattle WA Water System Water Revenue	5.000%	10/1/41	2,260	2,570
	Seattle WA Water System Water Revenue	5.000%	10/1/42	2,375	2,689
	Seattle WA Water System Water Revenue	5.000%	10/1/43	2,490	2,805
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,528
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,293
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,742
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,081
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,706
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,973
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	637
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,158
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,437
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,085	1,128
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	1,032
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,146
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	791
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	840
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,500	1,667
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,290	1,427
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,390	1,532
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,809
	Tacoma WA Water Revenue	5.000%	12/1/41	5,480	6,201
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/40	1,000	1,116
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/41	1,250	1,384
	Thurston County WA GO	5.000%	12/1/41	2,475	2,733
	Thurston County WA GO	5.000%	12/1/42	2,595	2,855
	University of Washington College & University Revenue	5.000%	12/1/28	955	993
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,708
	Washington COP	5.000%	7/1/36	5,135	5,368
	Washington COP	5.000%	7/1/37	5,385	5,628
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,418
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,543
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,176
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,467
	Washington GO	5.000%	7/1/25	23,685	24,131
	Washington GO	4.000%	7/1/26	10,000	10,215
	Washington GO	4.000%	7/1/26	25,000	25,538
	Washington GO	5.000%	7/1/26	1,100	1,109
	Washington GO	5.000%	2/1/27	10,760	11,313
	Washington GO	5.000%	7/1/27	8,655	8,724
	Washington GO	5.000%	7/1/27	14,900	15,018
	Washington GO	5.000%	7/1/27	5,010	5,050
	Washington GO	5.000%	7/1/27	7,000	7,421
	Washington GO	5.000%	8/1/27	7,495	7,638
	Washington GO	5.000%	8/1/27	49,000	52,037
	Washington GO	5.000%	6/1/28	3,400	3,665
	Washington GO	4.000%	7/1/28	40,000	41,574
	Washington GO	4.000%	7/1/28	8,000	8,315
	Washington GO	5.000%	7/1/28	19,745	19,899
	Washington GO	5.000%	7/1/28	16,000	17,273
	Washington GO	5.000%	8/1/28	7,050	7,181
	Washington GO	5.000%	8/1/28	20,210	20,587
	Washington GO	5.000%	8/1/28	5,055	5,466
	Washington GO	5.000%	6/1/29	5,120	5,620
	Washington GO	5.000%	2/1/30	13,740	13,857
	Washington GO	5.000%	7/1/30	8,015	8,071
	Washington GO	5.000%	7/1/30	6,975	7,155
	Washington GO	5.000%	8/1/30	11,495	12,122
	Washington GO	5.000%	7/1/31	5,250	5,287
	Washington GO	5.000%	7/1/31	12,950	13,041
	Washington GO	5.000%	8/1/31	14,890	15,698

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/31	22,640	23,869
Washington GO	5.000%	8/1/31	10,000	10,353
Washington GO	5.000%	8/1/32	26,855	28,265
Washington GO	5.000%	8/1/33	5,020	5,195
Washington GO	5.000%	8/1/34	5,015	5,190
Washington GO	5.000%	8/1/34	10,000	10,161
Washington GO	5.000%	6/1/35	1,500	1,660
Washington GO	5.000%	8/1/35	2,530	2,615
Washington GO	5.000%	8/1/35	6,170	6,616
Washington GO	5.000%	2/1/36	16,505	17,186
Washington GO	5.000%	2/1/36	1,500	1,646
Washington GO	5.000%	8/1/36	10,000	10,691
Washington GO	5.000%	8/1/36	2,490	2,748
Washington GO	5.000%	8/1/36	11,750	12,316
Washington GO	5.000%	8/1/37	10,005	10,673
Washington GO	5.000%	8/1/37	20,955	24,344
Washington GO	5.000%	2/1/38	12,245	12,339
Washington GO	5.000%	2/1/38	10,000	10,576
Washington GO	5.000%	8/1/38	18,960	20,213
Washington GO	5.000%	8/1/38	2,000	2,062
Washington GO	5.000%	2/1/39	12,860	12,951
Washington GO	5.000%	2/1/39	5,400	6,010
Washington GO	5.000%	2/1/39	9,000	9,770
Washington GO	5.000%	8/1/39	6,110	6,293
Washington GO	5.000%	8/1/39	4,900	5,047
Washington GO	5.000%	8/1/39	14,600	16,713
Washington GO	5.000%	2/1/40	4,345	4,807
Washington GO	5.000%	2/1/40	4,085	4,295
Washington GO	4.000%	6/1/40	5,315	5,412
Washington GO	5.000%	6/1/40	11,590	13,147
Washington GO	5.000%	8/1/40	4,750	5,397
Washington GO	5.000%	8/1/40	19,000	21,589
Washington GO	5.000%	2/1/41	7,335	8,082
Washington GO	5.000%	2/1/41	13,860	15,433
Washington GO	5.000%	2/1/41	10,000	10,897
Washington GO	5.000%	2/1/41	2,500	2,618
Washington GO	5.000%	6/1/41	3,130	3,353
Washington GO	5.000%	6/1/41	12,165	13,733
Washington GO	5.000%	8/1/41	1,560	1,710
Washington GO	5.000%	8/1/41	5,000	5,264
Washington GO	5.000%	2/1/42	19,070	20,941
Washington GO	5.000%	2/1/42	6,985	7,589
Washington GO	5.000%	8/1/42	2,500	2,598
Washington GO	5.000%	2/1/43	3,075	3,427
Washington GO	5.000%	6/1/43	13,110	14,664
Washington GO	5.000%	8/1/43	1,200	1,276
Washington GO	5.000%	8/1/43	3,480	3,748
Washington GO	5.000%	2/1/44	6,205	6,884
Washington GO	5.000%	6/1/44	5,740	6,340
Washington GO	5.000%	8/1/44	4,000	4,243
Washington GO	5.000%	8/1/44	41,150	45,926
Washington GO	5.000%	2/1/45	11,875	13,110
Washington GO	5.000%	6/1/45	10,785	11,958
Washington GO	5.000%	8/1/45	48,515	53,867
Washington GO	5.000%	2/1/46	21,715	23,902
Washington GO	5.000%	6/1/46	3,525	3,896
Washington GO	5.000%	8/1/46	25,000	27,649
Washington GO	5.000%	8/1/47	53,320	58,759
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,140
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,094
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,702
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,152
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,762
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,333
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,603
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	470
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,182
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,830	3,019
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,716
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,370	1,436

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	619
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,199
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,773
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,563
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	445
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,207
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,861
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,658
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,926
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	352
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,303
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,334
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,029
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	244
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	4,000	4,196
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,821
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,363
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,262
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,028
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,880
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,438
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	651
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,159
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	543
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,867
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	433
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,400	20,166
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	541
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,590
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	810
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,515
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,488
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,075
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,356
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,065
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,812
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	19,021
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	8,943
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	82,475	83,322
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	5,060
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,269
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,719
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,210
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	985
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,980
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,198
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,197
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	967
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,015
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,389
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,566
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,563
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,625
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,683
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,788
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,338
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	624
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,611
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	694
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	764
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,692
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	99,475	92,325

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,840	26,012
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,570	5,792
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	695
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	74,370	73,633
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	264
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	115
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,253
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	304
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,688
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	264
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	1,000	903
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	494
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,729
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	573
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	974
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	994
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,522
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,077
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,385
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,451
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,526
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	755	712
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	706
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	2,021
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,318
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,105	2,297
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/34	1,725	1,738
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/34	3,020	3,342
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/35	3,470	3,832
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/36	2,000	2,198
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/37	2,000	2,194
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/39	4,220	4,579
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/44	3,000	3,292
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/49	4,000	4,324
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,342
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,219
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/43	1,435	1,592
					2,398,776
West Virginia (0.5%)
[1]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,838
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,291
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,114
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,430
[5]	Monongalia County WV Tax Allocation Revenue	5.750%	6/1/43	1,000	1,075
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,722
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,980
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,158
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,182
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,415
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,926
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,855	3,820
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,538
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,230
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,285
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,408
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,975
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,286
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,056
	West Virginia GO	5.000%	12/1/33	10,060	10,670
	West Virginia GO	5.000%	12/1/35	16,375	17,351
	West Virginia GO	5.000%	6/1/36	14,890	15,769
	West Virginia GO	5.000%	6/1/37	6,940	7,345

Vanguard® Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia GO	5.000%	12/1/37	16,020	17,259
West Virginia GO	5.000%	6/1/38	13,920	14,968
West Virginia GO	5.000%	12/1/38	16,835	18,069
West Virginia GO	5.000%	12/1/38	1,000	1,054
West Virginia GO	5.000%	6/1/39	17,255	18,494
West Virginia GO	5.000%	12/1/39	17,685	18,967
West Virginia GO	5.000%	12/1/39	2,500	2,628
West Virginia GO	5.000%	12/1/43	1,000	1,056
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,511
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,628
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,608
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,003
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,751
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,799
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,993
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,157
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,508
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,974
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,090
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,078
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,993
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,577
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,484
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,173
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,218
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,705	3,708
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,865
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,658
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,364
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,347
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,607
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,400	1,442
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,778
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,383
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,546
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,378
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,689
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,715
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	3,205	3,675
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,843
West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,690
West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,881
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,174
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,150
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,135
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,151
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,587
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,811
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,699
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,082
West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,562
West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	21,492
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,749
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,693
				389,266
Wisconsin (1.6%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,899
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,009
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,009
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,507
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,507
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,507
Dane County WI GO	2.000%	4/1/29	320	290
Dane County WI GO	2.000%	4/1/30	265	236
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,614
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,741

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,883
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,666
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,402
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,944
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,453
[1]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,404
[1]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,385
[1]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,141
[1]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,413
[1]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,798
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,455
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,383
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,040
[1]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,820
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,196
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,472
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,390
[2]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,723
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,372
[2]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,727
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	685
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,995
[1]	Monroe School District WI GO	5.000%	3/1/27	165	173
[1]	Monroe School District WI GO	5.000%	3/1/28	250	265
[1]	Monroe School District WI GO	5.000%	3/1/29	810	873
[1]	Monroe School District WI GO	5.000%	3/1/36	800	879
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,436
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,416
	New Richmond School District GO	5.000%	4/1/33	1,275	1,432
	New Richmond School District GO	5.000%	4/1/34	1,000	1,123
	New Richmond School District GO	5.000%	4/1/35	1,600	1,791
	New Richmond School District GO	5.000%	4/1/36	1,700	1,898
	New Richmond School District GO	5.000%	4/1/37	2,195	2,439
	New Richmond School District GO	5.000%	4/1/38	2,195	2,432
	New Richmond School District GO	5.000%	4/1/39	1,500	1,654
	New Richmond School District GO	5.000%	4/1/40	1,650	1,808
	Platteville School District GO	4.000%	3/1/35	1,060	1,087
	Platteville School District GO	4.000%	3/1/37	1,040	1,058
	Platteville School District GO	4.000%	3/1/38	1,560	1,591
	Platteville School District GO	4.000%	3/1/40	880	888
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	19,281
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	263
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	496
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	921
[5]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,067
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	499
[5]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	340
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/30	300	299
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,090	1,057
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/42	1,760	1,571
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,011
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/32	620	621
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,150
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,488
[5]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	85	88
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,260	14,147
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,273
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,152
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,341
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,916
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,008
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,050
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,058
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	262
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	8,250	8,935
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	794
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,737
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,314
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	211

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	269
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	791
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	391
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	764
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,597
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	420
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	396
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	527
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,633
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,779
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	5,998
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	640
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	431
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	854
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,935
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,465
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,414
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,250
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	645
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	767
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,864
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,054
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,973
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	410
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,150
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	415
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,622
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,229
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,887
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	339
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	613
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,224
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,696
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,081
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	751
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	484
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	28,343
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.030%	8/1/24	56,465	56,465
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,944
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	815	784
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,941
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	23,490	23,427
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	34,919	34,709
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,125
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,121
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,120
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,097
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,267
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,090
[5]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	2,000	2,027
[2]	Racine Unified School District GO	5.000%	4/1/35	2,750	3,080
[2]	Racine Unified School District GO	5.000%	4/1/36	2,500	2,795
[2]	Racine Unified School District GO	5.000%	4/1/37	2,545	2,839
[1]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,652
[2]	Racine Unified School District GO	5.000%	4/1/38	1,670	1,859
[1]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,192
[1]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,276
[2]	Racine Unified School District GO	5.000%	4/1/40	2,385	2,630
[1]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,108
[2]	Racine Unified School District GO	5.000%	4/1/41	2,000	2,189
[1]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,083
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,083
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,402

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,126
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,419
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,755	6,375
	Verona Area School District GO	5.000%	4/1/26	3,485	3,597
	Waunakee Community School District GO	3.250%	4/1/28	46,750	45,903
	West De Pere School District GO	5.000%	4/1/30	3,820	4,099
	West De Pere School District GO	4.000%	4/1/31	3,245	3,341
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	861
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	320
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	864
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	466
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,848
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	759
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,018
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,104
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,749
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	942
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,341
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,020
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,000
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	942
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,440
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,476
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,298
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,739
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,960
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,700
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,451
	Wisconsin Environmental Improvement Fund Lease Revenue, Prere.	5.000%	6/1/25	6,435	6,541
[4]	Wisconsin GO	5.000%	5/1/26	12,400	12,670
	Wisconsin GO	5.000%	5/1/27	8,425	8,907
[4]	Wisconsin GO	5.000%	5/1/27	7,770	8,085
[4]	Wisconsin GO	5.000%	5/1/28	4,550	4,817
	Wisconsin GO	5.000%	11/1/28	15,000	15,776
	Wisconsin GO	5.000%	11/1/30	2,225	2,342
	Wisconsin GO	4.000%	5/1/33	11,520	11,743
[4]	Wisconsin GO	5.000%	5/1/33	6,280	7,041
	Wisconsin GO	5.000%	5/1/34	7,000	7,448
[4]	Wisconsin GO	5.000%	5/1/34	2,835	3,213
	Wisconsin GO	4.000%	11/1/34	3,500	3,570
	Wisconsin GO	5.000%	5/1/35	17,000	19,676
[4]	Wisconsin GO	5.000%	5/1/35	2,375	2,714
	Wisconsin GO	4.000%	5/1/36	10,000	10,046
	Wisconsin GO	5.000%	5/1/36	14,385	15,100
	Wisconsin GO	5.000%	5/1/36	22,000	25,349
	Wisconsin GO	5.000%	5/1/36	2,670	2,911
	Wisconsin GO	5.000%	5/1/37	12,500	13,107
	Wisconsin GO	5.000%	5/1/37	12,700	14,596
	Wisconsin GO	5.000%	5/1/38	11,000	11,572
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,099
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,015
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,363
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,536
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,029
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	889
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	956
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,452
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,527
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	958
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	967
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,939
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,400	2,393
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	880
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,448
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,168
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	5,285	5,586

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,222
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	841
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	810	772
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,465
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,362
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,783
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	293
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,652
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,659
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,530	6,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	4,998
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,363
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,068
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	704
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,382
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,301
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	50,597
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,134
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	39,851
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	749
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,670
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,635
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,780	1,732
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,570
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,606
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	995
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	9,109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	474
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	500	458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.760%	12/2/24	4,545	4,536
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,525
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,212
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	4,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,389
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	8/1/24	8,500	8,500
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,620
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,805	2,729
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,270	3,182
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,580	6,115
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,240	4,629
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,317
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	230	227
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,930
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	10,734	11,069
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,151
					1,212,035
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	51

Vanguard® Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	305
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	279
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	201
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	140
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	159
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,856
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	3,365	3,299
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,075	2,043
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,183
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,008
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,077
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,092
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,161
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,103
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,523
					40,243
Total Tax-Exempt Municipal Bonds (Cost $74,214,911)					73,223,280
				Shares
Temporary Cash Investments (1.4%)
Investment Company (1.4%)
[20]	Vanguard Municipal Low Duration Fund (Cost $1,024,913)	3.785%		102,488,273	1,024,883
Total Investments (100.5%) (Cost $75,239,824)					74,248,163
Other Assets and Liabilities—Net (-0.5%)					(402,275)
Net Assets (100%)					73,845,888
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $1,956,349,000, representing 2.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Non-income-producing security—security in default.
11	Step bond.
12	Securities with a value of $3,272,000 have been segregated as initial margin for open futures contracts.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Vanguard® Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	4,484	483,782	8,739

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(982)	(125,665)	(4,847)
				3,892
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	73,223,280	—	73,223,280
Temporary Cash Investments	1,024,883	—	—	1,024,883
Total	1,024,883	73,223,280	—	74,248,163
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,739	—	—	8,739
Liabilities
Futures Contracts[1]	4,847	—	—	4,847
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.